UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03599

Name of Fund: The Royce Fund
Fund Address: 1414 Avenue of the Americas
                            New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2008

Date of reporting period: 3/31/2008

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
PENNSYLVANIA MUTUAL FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 94.9%

Consumer Products – 5.4%
Apparel, Shoes and Accessories - 1.3%
American Apparel [a,b]	21,400	$202,230
Brown Shoe	74,000	1,115,180
Carter’s [a,b]	60,000	969,000
Columbia Sportswear	166,288	7,321,661
Fossil [b]	3,300	100,782
Jones Apparel Group	63,600	853,512
Jos. A. Bank Clothiers [a,b]	5,800	118,900
Kenneth Cole Productions Cl. A	378,150	6,405,861
K-Swiss Cl. A	749,750	11,861,045
Polo Ralph Lauren Cl. A	57,310	3,340,600
Quiksilver [a,b]	98,000	961,380
Shoe Pavilion [a,b]	120,000	126,000
Timberland Company Cl. A [a,b]	107,500	1,475,975
Volcom [a,b]	35,050	708,360
Warnaco Group (The) [b]	26,900	1,060,936
Weyco Group [c]	590,500	17,520,135
Wolverine World Wide	8,500	246,585

		54,388,142

Collectibles - 0.3%
RC2 Corporation [b]	283,490	5,944,785
Russ Berrie & Company [a,b]	367,700	5,169,862

		11,114,647

Consumer Electronics - 0.2%
Sonic Solutions [a,b]	813,400	7,849,310

Food/Beverage/Tobacco - 0.0%
J & J Snack Foods	21,400	587,858
J.M. Smucker Company (The)	10,100	511,161
National Beverage [b]	15,000	115,050
Smithfield Foods [a,b]	10,600	273,056

		1,487,125

Health, Beauty and Nutrition - 0.5%
Nu Skin Enterprises Cl. A	1,063,033	19,155,855

Home Furnishing and Appliances - 1.8%
American Woodmark	637,668	13,110,454
Ethan Allen Interiors	1,086,603	30,892,123
Furniture Brands International	512,600	5,997,420
Mohawk Industries [a,b]	110,550	7,916,486
National Presto Industries	8,112	425,069
Natuzzi ADR [b]	2,096,300	7,756,310
Stanley Furniture [c]	689,924	8,561,957

		74,659,819

Sports and Recreation - 1.3%
Arctic Cat	52,018	379,211
Monaco Coach	751,800	7,127,064
Polaris Industries	84,500	3,465,345
Thor Industries	721,500	21,479,055
Winnebago Industries	1,260,300	21,299,070

		53,749,745

Total		222,404,643

Consumer Services – 5.5%
Leisure and Entertainment - 0.7%
Carmike Cinemas [c]	692,100	7,114,788
Cinemark Holdings	42,800	547,412
Dover Downs Gaming & Entertainment	45,783	389,614
DreamWorks Animation SKG Cl. A [b]	319,690	8,241,608
International Speedway Cl. A	192,100	7,914,520
Multimedia Games [a,b]	908,900	4,853,526

		29,061,468

Media and Broadcasting - 0.1%
Westwood One [b]	1,138,100	2,390,010

Online Commerce - 0.1%
Insight Enterprises [b]	170,200	2,978,500

Restaurants and Lodgings - 0.5%
Bob Evans Farms	7,755	213,961
CBRL Group	168,491	6,026,923
CEC Entertainment [b]	454,381	13,122,523
Cosi [b]	104,200	299,054
Famous Dave’s of America [b]	80,658	769,477
IHOP	22,400	1,072,960
Jamba [a,b]	151,700	402,005

		21,906,903

Retail Stores - 4.1%
America’s Car-Mart [b]	465,100	5,855,609
AnnTaylor Stores [b]	106,500	2,575,170
Big Lots [b]	7,417	165,399
BJ’s Wholesale Club [a,b]	231,300	8,255,097
Buckle (The)	329,378	14,733,078
CarMax [a,b]	350,000	6,797,000
Cato Corporation Cl. A	1,189,450	17,770,383
Charming Shoppes [a,b]	1,668,500	8,058,855
Collective Brands [b]	15,800	191,496
Conn’s [a,b]	91,000	1,484,210
Cost Plus [a,b]	95,530	320,026
Dollar Tree [b]	132,310	3,650,433
Dress Barn (The) [a,b]	1,692,900	21,906,126
DSW Cl. A [a,b]	23,300	301,735
Family Dollar Stores	153,415	2,991,592
Gymboree Corporation [a,b]	4,300	171,484
Hibbett Sports [a,b]	26,600	410,704
Longs Drug Stores	18,870	801,220
New York & Company [a,b]	188,500	1,081,990
Pep Boys-Manny, Moe & Jack	73,600	733,056
Pier 1 Imports [b]	3,758,000	23,600,240
Ross Stores	63,200	1,893,472
The Men’s Wearhouse	315,472	7,341,033
Tiffany & Co.	557,300	23,317,432
Tractor Supply [a,b]	78,800	3,114,176
Tuesday Morning [a,b]	501,533	2,597,941
Weis Markets	90,700	3,126,429
Wet Seal (The) Cl. A [a,b]	299,500	1,015,305
Williams-Sonoma	156,700	3,798,408

		168,059,099

Total		224,395,980

Financial Intermediaries – 8.4%
Banking - 0.8%
BOK Financial	473,200	24,715,236
Boston Private Financial Holdings	802,000	8,493,180

		33,208,416

Insurance - 4.1%
Alleghany Corporation [b]	82,828	28,285,776
AmCOMP [b]	324,900	3,970,278
American Safety Insurance Holdings [b]	283,418	4,846,448
Amerisafe [b]	49,300	623,152
Argo Group International Holdings [b]	258,800	9,192,576
Aspen Insurance Holdings	311,100	8,206,818
Assured Guaranty	183,900	4,365,786
Baldwin & Lyons Cl. B	310,427	7,971,765
CNA Surety [b]	15,695	241,389
CRM Holdings [b]	7,500	37,575
E-L Financial	15,700	8,030,104
EMC Insurance Group	189,300	5,090,277
Erie Indemnity Cl. A	261,000	13,360,590
Harleysville Group	78,300	2,825,847
Horace Mann Educators	75,382	1,317,677
LandAmerica Financial Group	9,600	378,912
Markel Corporation [b]	625	274,981
Max Capital Group	353,700	9,263,403
Meadowbrook Insurance Group	741,628	5,792,115
Mercury General	6,000	265,860
ProAssurance Corporation [b]	316,154	17,018,570
RenaissanceRe Holdings	171	8,877
RLI	89,457	4,434,383
Stewart Information Services	120,400	3,369,996
Transatlantic Holdings	13,700	908,995
United America Indemnity [a,b]	329,000	6,336,540
United Fire & Casualty	109,900	4,110,260
Wesco Financial	15,908	6,426,832
White Mountains Insurance Group	3,000	1,440,000
Zenith National Insurance	212,913	7,635,060

		166,030,842

Real Estate Investment Trusts - 0.2%
Capital Trust Cl. A	278,200	7,497,490

Securities Brokers - 2.6%
DundeeWealth	107,500	1,267,231
E*TRADE Financial [a,b]	250,000	965,000
GFI Group	145,000	8,308,500
Greenhill & Co.	70,000	4,869,200
Interactive Brokers Group Cl. A [a,b]	298,400	7,659,928
International Assets Holding [b]	16,650	415,584
Jefferies Group	736,900	11,886,197
KBW [a,b]	158,200	3,488,310
Knight Capital Group Cl. A [b]	1,194,520	19,399,005
Lazard Cl. A	623,900	23,832,980
MF Global [a,b]	85,800	850,278
Penson Worldwide [a,b]	50,000	461,500
Piper Jaffray [a,b]	413,900	14,056,044
Stifel Financial [a,b]	102,000	4,579,800
Thomas Weisel Partners Group [b]	456,253	3,020,395

		105,059,952

Securities Exchanges - 0.3%
TSX Group	385,400	14,579,456

Other Financial Intermediaries - 0.4%
KKR Financial	1,155,007	14,622,389

Total		340,998,545

Financial Services – 8.2%
Diversified Financial Services - 0.6%
Advanta Corporation Cl. B	116,900	821,807
ASTA Funding	39,000	543,270
FCStone Group [b]	349,200	9,672,840
First Marblehead [a,b]	2,800	20,888
MarketAxess Holdings [a,b]	260,600	2,590,364
MoneyGram International [b]	2,212,200	4,114,692
Portfolio Recovery Associates [b]	157,784	6,767,356

		24,531,217

Information and Processing - 1.6%
FactSet Research Systems	36,700	1,977,029
Global Payments	11,635	481,224
Interactive Data	258,200	7,350,954
Morningstar [a,b]	368,200	22,589,070
PRG-Schultz International [b]	81,700	714,058
SEI Investments	1,228,050	30,320,554

		63,432,889

Insurance Brokers - 1.3%
Brown & Brown	708,400	12,311,992
eHealth [a,b]	117,300	2,588,811
Enstar Group [a,b]	54,400	6,053,088
Gallagher (Arthur J.) & Co.	668,900	15,799,418
Hilb Rogal & Hobbs	549,400	17,289,618

		54,042,927

Investment Management - 4.7%
Affiliated Managers Group [a,b]	227,600	20,652,424
AGF Management Cl. B	820,100	17,345,580
AllianceBernstein Holding L.P.	978,660	62,027,471
CI Financial	480,000	10,189,683
Cohen & Steers	527,070	13,962,084
Eaton Vance	10,000	305,100
Evercore Partners Cl. A	33,400	592,850
Federated Investors Cl. B	606,200	23,738,792
GAMCO Investors Cl. A	162,100	8,163,356
Waddell & Reed Financial Cl. A	902,900	29,010,177
Westwood Holdings Group	98,400	3,709,680

		189,697,197

Special Purpose Acquisition Corporation - 0.0%
General Finance [a,b]	64,500	456,015

Other Financial Services - 0.0%
Heartland Payment Systems	8,700	200,187

Total		332,360,432

Health – 6.7%
Commercial Services - 0.2%
Owens & Minor	145,000	5,704,300

Drugs and Biotech - 2.0%
Alpharma Cl. A [a,b]	78,700	2,062,727
Applera Corporation- Celera Group [b]	446,300	6,560,610
Cephalon [a,b]	50,000	3,220,000
Emergent Biosolutions [a,b]	791,330	7,058,664
Endo Pharmaceuticals Holdings [b]	306,830	7,345,510
Hi-Tech Pharmacal [b,c]	584,300	5,287,915
Invitrogen Corporation [a,b]	12,600	1,076,922
Lexicon Pharmaceuticals [b]	1,497,400	3,024,748
Medicis Pharmaceutical Cl. A	6,500	127,985
Myriad Genetics [a,b]	155,000	6,244,950
Origin Agritech [a,b]	195,100	1,030,128
Perrigo Company	899,833	33,950,699
Regeneron Pharmaceuticals [a,b]	100,000	1,919,000
Sciele Pharma [a,b]	31,200	608,400
Strategic Diagnostics [b]	131,938	492,129
ViroPharma [a,b]	75,800	677,652
Zila [b]	1,633,500	277,695

		80,965,734

Health Services - 1.5%
Advisory Board [a,b]	75,000	4,120,500
Air Methods [a,b]	3,700	178,969
Alliance Imaging [a,b]	71,300	613,180
Cross Country Healthcare [b]	240,700	2,977,459
Healthcare Services Group	434,850	8,975,304
HealthSouth Corporation [a,b]	815,000	14,498,850
HLTH Corporation [a,b]	75,000	715,500
Hooper Holmes [b]	2,392,970	1,555,431
LCA-Vision	164,500	2,056,250
Lincare Holdings [a,b]	366,704	10,308,049
On Assignment [a,b]	85,000	539,750
U.S. Physical Therapy [b,c]	933,575	13,462,151

		60,001,393

Medical Products and Devices - 2.0%
CAS Medical Systems [b]	147,000	632,100
CONMED Corporation [b]	77,232	1,980,229
Cutera [a,b]	305,400	4,113,738
Hillenbrand Industries	1,475	70,505
Home Diagnostics [a,b]	667,916	4,648,695
ICU Medical [a,b]	59,400	1,708,938
IDEXX Laboratories [b]	368,166	18,135,857
Immucor [a,b]	38,309	817,514
Invacare Corporation	170,700	3,803,196
Palomar Medical Technologies [a,b]	353,500	5,337,850
Quidel [b]	25,000	401,500
STERIS Corporation	393,711	10,563,266
Syneron Medical [b]	69,200	1,006,860
Techne Corporation [b]	80,245	5,405,303
Thoratec Corporation [b]	366,600	5,238,714
Vital Signs	325,295	16,476,192
West Pharmaceutical Services	11,100	490,953
Young Innovations	111,350	1,928,582

		82,759,992

Personal Care - 1.0%
Inter Parfums	876,100	19,344,288
NBTY [a,b]	146,100	4,375,695
Nutraceutical International [b,c]	824,810	10,722,530
Regis Corporation	250,300	6,880,747
USANA Health Sciences [a,b]	26,600	585,998

		41,909,258

Total		271,340,677

Industrial Products – 17.5%
Automotive - 2.0%
Advance Auto Parts	14,655	499,003
Autoliv	5,600	281,120
Copart [b]	651,300	25,244,388
Dorman Products [b]	556,760	5,985,170
Gentex Corporation	402,600	6,904,590
Miller Industries [b]	196,900	1,896,147
Noble International	33,100	206,875
Penske Automotive Group	43,100	838,726
SORL Auto Parts [b]	80,000	405,600
Strattec Security	150,000	6,349,500
Superior Industries International	443,600	9,204,700
Tenneco [a,b]	10,400	290,576
WABCO Holdings	469,707	21,428,033
Wescast Industries Cl. A [b]	373,700	2,847,030

		82,381,458

Building Systems and Components - 1.5%
AAON	235,378	4,714,621
Armstrong World Industries	15,800	563,428
Drew Industries [a,b]	325,694	7,966,475
NCI Building Systems [b]	394,700	9,551,740
Preformed Line Products	189,786	9,238,783
Simpson Manufacturing	1,131,500	30,754,170

		62,789,217

Construction Materials - 0.4%
Ash Grove Cement	50,018	11,103,996
Eagle Materials	136,700	4,859,685
Owens Corning [a,b]	38,700	701,631
United Rentals [a,b]	43,400	817,656

		17,482,968

Industrial Components - 1.3%
Bel Fuse Cl. A	88,704	2,784,419
Bel Fuse Cl. B	91,801	2,557,576
CLARCOR	391,000	13,900,050
PerkinElmer	822,370	19,942,472
Powell Industries [b]	317,000	12,480,290
Watts Water Technologies Cl. A	80,500	2,256,415

		53,921,222

Machinery - 7.0%
Applied Industrial Technologies	594,900	17,781,561
Astec Industries [a,b]	3,900	151,164
Burnham Holdings Cl. A	117,964	1,710,478
Cascade Corporation	46,000	2,268,260
Coherent [b]	423,500	11,811,415
Diebold	326,300	12,252,565
Eagle Test Systems [b]	1,066,231	11,195,426
EnPro Industries [a,b]	31,800	991,842
Franklin Electric	481,800	16,463,106
FreightCar America	40,400	1,385,720
Gardner Denver [b]	474,623	17,608,513
Graco	541,850	19,647,481
Hurco Companies [b]	9,200	430,376
IDEX Corporation	236,900	7,270,461
Kennametal	353,171	10,393,823
Lincoln Electric Holdings	533,786	34,423,859
MTS Systems	308,300	9,945,758
Mueller Water Products Cl. A	131,200	1,073,216
National Instruments	868,700	22,707,818
Nordson Corporation	327,300	17,625,105
Regal-Beloit	69,000	2,527,470
Rofin-Sinar Technologies [b]	750,708	33,706,789
Tennant Company	380,800	15,159,648
Trinity Industries	23,800	634,270
Wabtec Corporation	124,700	4,696,202
Woodward Governor	331,000	8,844,320

		282,706,646

Metal Fabrication and Distribution - 3.1%
Canam Group	56,900	607,000
Castle (A.M.) & Co.	29,100	785,700
Commercial Metals	39,200	1,174,824
Encore Wire	104,300	1,899,303
Gibraltar Industries	421,212	4,940,817
Haynes International [a,b]	180,048	9,881,034
Insteel Industries	61,120	710,826
Kaiser Aluminum	28,482	1,973,803
Kaydon Corporation	48,937	2,148,824
Quanex Corporation	187,230	9,687,280
Reliance Steel & Aluminum	138,196	8,272,412
RTI International Metals [b]	5,900	266,739
Schnitzer Steel Industries Cl. A	488,600	34,700,372
Sims Group	22,440	614,227
Sims Group ADR	920,315	25,327,069
Steel Dynamics	381,654	12,609,848
Universal Stainless & Alloy Products [b]	327,543	9,731,302

		125,331,380

Miscellaneous Manufacturing - 1.0%
Brady Corporation Cl. A	475,700	15,902,651
Carlisle Companies	12,380	413,987
HNI Corporation	114,400	3,076,216
Matthews International Cl. A	8,490	409,643
Mettler-Toledo International [b]	171,300	16,636,656
Smith (A.O.) Corporation	14,500	476,615
Teleflex	56,500	2,695,615

		39,611,383

Paper and Packaging - 0.3%
AptarGroup	39,832	1,550,660
Greif Cl. A	146,900	9,978,917
Pactiv Corporation [a,b]	44,200	1,158,482
Silgan Holdings	3,800	188,594

		12,876,653

Specialty Chemicals and Materials - 0.9%
Balchem Corporation	52,500	1,203,300
Cabot Corporation	325,000	9,100,000
Cytec Industries	32,400	1,744,740
International Flavors & Fragrances	100,000	4,405,000
Lubrizol Corporation	50,000	2,775,500
Olin Corporation	34,800	687,648
OM Group [a,b]	46,000	2,508,840
Sensient Technologies	50,000	1,474,500
Westlake Chemical	810,400	10,575,720

		34,475,248

Textiles - 0.0%
Albany International Cl. A	8,000	289,120

Total		711,865,295

Industrial Services – 13.3%
Advertising and Publishing - 0.5%
Interpublic Group of Companies [a,b]	100,000	841,000
Journal Register [b]	356,490	196,070
Scholastic Corporation [a,b]	568,625	17,212,279
ValueClick [a,b]	155,726	2,686,273

		20,935,622

Commercial Services - 6.7%
Administaff	490,375	11,577,754
Alliance Data Systems [b]	45,100	2,142,701
Avery Dennison	7,300	359,525
Barrett Business Services [c]	628,301	10,762,796
Collectors Universe	45,687	474,688
Convergys Corporation [b]	37,400	563,244
Corinthian Colleges [a,b]	414,800	2,999,004
Corporate Executive Board	252,200	10,209,056
CRA International [a,b,c]	624,185	20,061,306
Electro Rent	192,000	2,908,800
Forrester Research [b]	257,700	6,849,666
FTI Consulting [a,b]	157,000	11,153,280
Grupo Aeroportuario del Pacifico ADR	55,000	2,475,000
Headwaters [a,b]	80,800	1,065,752
Heidrick & Struggles International	447,362	14,552,686
Hewitt Associates Cl. A [a,b]	745,300	29,640,581
Hudson Highland Group [b]	105,900	896,973
ITT Educational Services [b]	5,711	262,306
Jackson Hewitt Tax Service	9,800	112,406
Kforce [b]	853,400	7,544,056
Korn/Ferry International [a,b]	957,348	16,179,181
Landauer	135,000	6,795,900
LECG Corporation [b]	1,054,448	9,869,633
Lincoln Educational Services [b]	18,691	224,292
Manpower	84,518	4,754,983
MAXIMUS	110,000	4,038,100
MPS Group [a,b]	1,175,100	13,889,682
RCM Technologies [b]	179,500	692,870
Resources Connection [b]	370,931	6,628,537
Rollins	3,930	69,522
SM&A [b]	904,400	3,897,964
Sotheby’s	463,374	13,396,142
Steiner Leisure [a,b]	2,805	92,565
TeleTech Holdings [a,b]	40,000	898,400
TrueBlue [b]	1,119,340	15,043,929
Universal Technical Institute [b]	885,100	10,382,223
Viad Corporation	52,400	1,886,924
Volt Information Sciences [b]	25,400	430,784
Watson Wyatt Worldwide Cl. A	441,585	25,059,949
Wright Express [a,b]	20,000	614,600

		271,457,760

Engineering and Construction - 1.2%
Desarrolladora Homex ADR [a,b]	7,720	448,146
Exponent [b]	254,693	8,364,118
Hanfeng Evergreen [b]	27,500	305,690
HLS Systems International [a,b]	76,100	585,970
Integrated Electrical Services [a,b]	587,456	9,228,934
KBR	471,950	13,087,173
NVR [a,b]	29,500	17,626,250

		49,646,281

Food and Tobacco Processors - 0.6%
Sanderson Farms	428,800	16,298,688
Zapata Corporation [b,c]	1,009,600	7,026,816

		23,325,504

Industrial Distribution - 1.8%
Mine Safety Appliances	332,100	13,679,199
MSC Industrial Direct Cl. A	452,700	19,126,575
Pool Corporation	287,500	5,430,875
Ritchie Bros. Auctioneers	401,100	32,938,332
Watsco	25,400	1,052,068

		72,227,049

Printing - 0.0%
Consolidated Graphics [a,b]	13,300	745,465
Courier Corporation	20,051	500,272

		1,245,737

Transportation and Logistics - 2.5%
Arkansas Best	351,100	11,186,046
Atlas Air Worldwide Holdings [a,b]	46,712	2,569,160
Bristow Group [b]	7,365	395,280
CAI International [b]	50,000	643,000
Forward Air	445,000	15,770,800
Heartland Express	543,550	7,751,023
J.B. Hunt Transport Services	14,900	468,307
Landstar System	495,400	25,840,064
Pacer International	110,700	1,818,801
Patriot Transportation Holding [b]	80,800	6,337,952
Universal Truckload Services [b]	509,351	10,630,155
UTI Worldwide	993,700	19,953,496

		103,364,084

Total		542,202,037

Natural Resources – 14.9%
Energy Services - 7.4%
Calfrac Well Services	116,100	2,527,970
Carbo Ceramics	544,300	21,826,430
CE Franklin [b]	75,840	585,485
Ensign Energy Services	2,251,700	43,895,481
Exterran Holdings [a,b]	336,300	21,704,802
Helmerich & Payne	304,997	14,295,209
ION Geophysical [b]	746,700	10,304,460
Lufkin Industries	4,126	263,321
Oil States International [b]	866,200	38,814,422
Pason Systems	1,914,100	28,158,128
Patterson-UTI Energy	483,100	12,647,558
Pioneer Drilling [a,b]	343,800	5,476,734
Precision Drilling Trust	255,100	5,918,320
RPC	1,230,344	18,688,925
SEACOR Holdings [a,b]	204,600	17,464,656
ShawCor Cl. A	46,200	1,260,266
Superior Well Services [b]	678,280	14,833,984
Tidewater	24,600	1,355,706
Trican Well Service	1,580,800	33,096,003
Trico Marine Services [a,b]	23,400	911,898
Willbros Group [b]	168,900	5,168,340
World Fuel Services	12,600	353,682

		299,551,780

Oil and Gas - 2.8%
Bill Barrett [b]	105,943	5,005,806
Cabot Oil & Gas	2,770	140,827
Cano Petroleum [b]	102,900	481,572
Cimarex Energy	426,008	23,319,678
Crosstex Energy	512,000	17,382,400
Grey Wolf [a,b]	1,712,500	11,610,750
Mariner Energy [a,b]	226,200	6,109,662
PetroCorp [b,d]	210,800	0
St. Mary Land & Exploration	433,800	16,701,300
Unit Corporation [b]	574,969	32,571,994

		113,323,989

Precious Metals and Mining - 3.9%
Agnico-Eagle Mines	646,300	43,760,973
AMCOL International	4,300	134,289
Brush Engineered Materials [a,b]	23,600	605,812
Consolidated Thompson Iron Mines [b]	67,700	530,942
Eldorado Gold [a,b]	1,989,400	13,567,708
Golden Star Resources [a,b]	1,675,300	5,746,279
Hecla Mining [b]	1,799,300	20,080,188
International Coal Group [a,b]	1,209,640	7,681,214
Ivanhoe Mines [b]	1,844,300	19,033,176
Liberty Mines [b]	509,100	530,700
Lundin Mining [a,b]	52,000	353,080
Minefinders Corporation [a,b]	605,700	7,437,996
Northgate Minerals [b]	88,900	283,591
Pan American Silver [b]	311,100	11,936,907
Red Back Mining [b]	431,300	2,941,303
Silver Standard Resources [a,b]	779,400	23,639,202
Yamana Gold	75	1,096

		158,264,456

Real Estate - 0.8%
Jones Lang LaSalle	49,900	3,859,266
The St. Joe Company [a,b]	683,200	29,329,776
W.P. Carey & Co.	56,800	1,702,296

		34,891,338

Total		606,031,563

Technology – 14.3%
Aerospace and Defense - 0.6%
AerCap Holdings [b]	50,000	879,000
Alliant Techsystems [a,b]	5,080	525,932
Ceradyne [a,b]	17,580	561,857
Curtiss-Wright	298,110	12,365,603
FLIR Systems [a,b]	110,597	3,327,864
GenCorp [b]	60,000	617,400
HEICO Corporation	804	39,195
Innovative Solutions and Support [b]	100,000	1,057,000
Integral Systems [b]	81,274	2,375,639
Moog Cl. A [a,b]	6,470	273,098
Teledyne Technologies [a,b]	26,900	1,264,300

		23,286,888

Components and Systems - 2.8%
Acacia Research-Acacia Technologies [a,b]	233,540	1,342,855
Benchmark Electronics [b]	823,500	14,781,825
Dionex Corporation [b]	230,526	17,748,197
Energy Conversion Devices [b]	25,000	747,500
Excel Technology [b]	193,600	5,219,456
Hutchinson Technology [b]	50,000	795,500
Logitech International [a,b]	162,800	4,141,632
Nam Tai Electronics	722,043	6,931,613
Newport Corporation [b]	403,100	4,502,627
Plexus Corporation [a,b]	939,100	26,341,755
Radiant Systems [a,b]	35,180	491,465
Richardson Electronics	564,662	2,388,520
Rimage Corporation [a,b,c]	539,503	11,815,116
SMART Modular Technologies (WWH) [a,b]	8,200	50,922
Technitrol	509,435	11,783,231
TTM Technologies [b]	300,000	3,396,000
Vishay Intertechnology [b]	48,400	438,504
Zebra Technologies Cl. A [b]	13,022	433,893

		113,350,611

Distribution - 0.3%
Anixter International [b]	36,238	2,320,682
China 3C Group [b]	145,700	196,695
Nu Horizons Electronics [b]	436,800	2,743,104
Tech Data [b]	207,800	6,815,840

		12,076,321

Internet Software and Services - 0.5%
Check Point Software Technologies [b]	13,200	295,680
CNET Networks [a,b]	704,200	4,999,820
eResearch Technology [b]	426,050	5,291,541
iPass [b]	1,443,100	4,358,162
Marchex Cl. B	110,000	1,097,800
RealNetworks [b]	11,500	65,895
United Online	205,400	2,169,024

		18,277,922

IT Services - 2.2%
BearingPoint [a,b]	2,506,800	4,211,424
Black Box	239,900	7,400,915
Fiserv [b]	6,975	335,428
Gartner [b]	844,200	16,326,828
Jack Henry & Associates	107,700	2,656,959
Perot Systems Cl. A [b]	1,554,628	23,381,605
Sapient Corporation [a,b]	1,610,500	11,209,080
SRA International Cl. A [b]	810,075	19,692,923
Sykes Enterprises [a,b]	20,000	351,800
Syntel	121,967	3,250,421
Yucheng Technologies [a,b]	27,800	460,090

		89,277,473

Semiconductors and Equipment - 4.5%
Actions Semiconductor ADR [a,b]	96,498	285,634
Advanced Energy Industries [b]	688,244	9,126,115
Analog Devices	7,500	221,400
Cabot Microelectronics [b]	196,000	6,301,400
Cascade Microtech [b]	47,100	375,858
Catalyst Semiconductor [b]	319,800	1,755,702
Cirrus Logic [b]	590,900	3,970,848
Cognex Corporation	886,835	19,359,608
Cymer [a,b]	22,950	597,618
Diodes [b]	869,200	19,087,632
Dolby Laboratories Cl. A [b]	525,500	19,054,630
DSP Group [a,b]	49,500	630,630
Entegris [a,b]	1,700,300	12,225,157
Exar Corporation [a,b]	824,441	6,785,149
Fairchild Semiconductor International [b]	1,225,300	14,605,576
GSI Group [b]	221,200	1,720,936
Integrated Device Technology [b]	188,800	1,685,984
International Rectifier [a,b]	291,000	6,256,500
IXYS Corporation [b]	266,600	1,820,878
Lam Research [a,b]	225	8,599
Mattson Technology [a,b]	90,700	552,363
MKS Instruments [b]	617,720	13,219,208
OmniVision Technologies [a,b]	638,286	10,735,971
ON Semiconductor [a,b]	40,000	227,200
Sanmina-SCI Corporation [b]	169,700	274,914
Semitool [b]	1,177,902	9,800,145
Supertex [b]	24,600	502,086
Techwell [a,b]	97,182	1,053,453
Teradyne [b]	10,200	126,684
Tessera Technologies [b]	14,500	301,600
Trident Microsystems [a,b]	1,124,700	5,792,205
TriQuint Semiconductor [a,b]	26,500	134,090
Varian [a,b]	151,392	8,768,625
Varian Semiconductor Equipment Associates [a,b]	13,800	388,470
Verigy [b]	325,400	6,130,536
Zarlink Semiconductor [a,b]	296,900	240,489

		184,123,893

Software - 1.6%
ACI Worldwide [b]	436,431	8,693,705
ANSYS [a,b]	325,400	11,232,808
Aspen Technology [a,b]	63,025	802,938
Blackbaud	50,000	1,214,000
Cadence Design Systems [a,b]	65,800	702,744
Digi International [b]	388,644	4,484,952
Digimarc Corporation [b]	79,836	797,562
DivX [b]	90,766	635,362
Epicor Software [b]	5,884	65,901
Fair Isaac	504,500	10,856,840
Macrovision Corporation [a,b]	139,100	1,877,850
Manhattan Associates [b]	150,000	3,439,500
ManTech International Cl. A [b]	202,500	9,185,400
MICROS Systems [a,b]	21,701	730,456
MSC.Software [b]	246,700	3,204,633
NCR Corporation [a,b]	10,500	239,715
OpenTV Cl. A [a,b]	431,444	509,104
PAR Technology [b]	88,900	703,199
Pervasive Software [b,c]	1,461,500	5,699,850
SkillSoft ADR [b]	65,600	686,832
THQ [a,b]	29,100	634,380
Trintech Group ADR [b]	255,000	573,750

		66,971,481

Telecommunications - 1.8%
ADC Telecommunications [a,b]	98,700	1,192,296
ADTRAN	763,700	14,128,450
Anaren [a,b]	26,300	332,958
Catapult Communications [a,b]	273,000	1,405,950
Comtech Telecommunications [a,b]	230,945	9,006,855
Foundry Networks [b]	1,090,300	12,625,674
Globecomm Systems [b]	101,200	880,440
IDT Corporation Cl. B [b]	150,000	580,500
KVH Industries [b]	231,000	1,820,280
Level 3 Communications [a,b]	300,000	636,000
NETGEAR [b]	720,300	14,369,985
Novatel Wireless [a,b]	131,700	1,274,856
Premiere Global Services [a,b]	516,500	7,406,610
Radyne Corporation [b]	761,629	6,489,079
RF Micro Devices [a,b]	119,500	317,870
Sierra Wireless [a,b]	55,200	880,440

		73,348,243

Total		580,712,832

Utilities – 0.0%
Black Hills	11,100	397,158
Star Gas Partners L.P. [b]	4,900	14,700
UGI Corporation	21,460	534,783
Wisconsin Energy	12,795	562,852

Total		1,509,493

Miscellaneous [e] – 0.7%
Total		28,928,713

TOTAL COMMON STOCKS
(Cost $3,576,464,021)		3,862,750,210

REPURCHASE AGREEMENT – 5.6%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $229,137,366 (collateralized by obligations of various U.S. Government Agencies, valued at $234,854,418)
(Cost $229,124,000)		229,124,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 3.9%
Fannie Mae-Notes
6.00%
due 8/29/16-4/18/36	$395,240	400,551
Federal Home Loan Bank-Bonds
5.25%
due 5/7/10	4	4
Federal Home Loan Bank-Discount Notes
due 4/18/08	1,787	1,786
Freddie Mac-Bonds
4.125%
due 11/30/09	132,919	135,031
Federal National Mortgage Association- Discount Notes due 5/21/08	4	4
Freddie Mac-Discount Notes due 5/16/08	312,914	312,914
U.S. Treasury Bonds 3.875%-8.875% due 2/15/19-4/15/29	280,452	283,235
U.S. Treasury Notes 0.875%-5.00% due 7/31/08-5/15/15	311,704	315,321
U.S. Treasury Strip-Interest due 5/15/20-8/15/21	15,051	15,051
U.S. Treasury Strip-Principal due 11/15/27	18,344	18,344
Money Market Funds State Street Navigator Securities Lending Prime Portfolio (7 day yield-3.1825%)		156,856,902

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $158,339,143)		158,339,143

TOTAL INVESTMENTS – 104.4%
(Cost $3,963,927,164)		4,250,213,353

LIABILITIES LESS CASH AND OTHER ASSETS – (4.4)%		(180,165,117)

NET ASSETS – 100.0%		$4,070,048,236

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 88.6%

Consumer Products - 4.1%
Apparel, Shoes and Accessories - 1.9%
Jos. A. Bank Clothiers [a,b]	152,900	$3,134,450
LaCrosse Footwear [c]	384,502	6,102,047
True Religion Apparel [a,b]	199,400	3,698,870
Volcom [a,b]	174,000	3,516,540

		16,451,907

Collectibles - 0.3%
RC2 Corporation [b]	123,900	2,598,183

Food/Beverage/Tobacco - 0.6%
Asian Citrus Holdings	330,000	1,579,341
Jones Soda [b]	322,500	1,125,525
Monterey Gourmet Foods [a,b]	455,230	1,393,004
Reliv International	177,600	1,181,040

		5,278,910

Home Furnishing and Appliances - 0.7%
AS Creation Tapeten	122,542	6,143,944

Household Products/Wares - 0.1%
Emak	122,900	858,208

Sports and Recreation - 0.5%
Arctic Cat	129,200	941,868
Piscines Desjoyaux	46,300	2,982,248

		3,924,116

Total		35,255,268

Consumer Services – 4.5%
Leisure and Entertainment - 0.8%
Dover Downs Gaming & Entertainment	142,500	1,212,675
FortuNet [a,b]	225,700	1,622,783
New Frontier Media	873,200	3,894,472

		6,729,930

Restaurants and Lodgings - 0.3%
California Pizza Kitchen [a,b]	126,700	1,661,037
City Lodge Hotels	150,000	1,387,158

		3,048,195

Retail Stores - 3.4%
A.C. Moore Arts & Crafts [b]	353,500	2,410,870
Buckle (The)	178,850	7,999,960
Cache [a,b]	760,050	8,580,964
Cato Corporation Cl. A	243,050	3,631,167
Duckwall-ALCO Stores [a,b]	80,269	915,067
Pier 1 Imports [a,b]	580,700	3,646,796
Stein Mart [a,b]	309,309	1,738,317

		28,923,141

Total		38,701,266

Financial Intermediaries – 5.2%
Banking - 1.7%
Bancorp (The) [b]	173,567	2,096,689
BB Holdings [b]	1,270,814	6,620,688
Canadian Western Bank	237,000	5,947,801

		14,665,178

Insurance - 2.1%
American Safety Insurance Holdings [b]	246,000	4,206,600
Argo Group International Holdings [b]	103,605	3,680,050
Navigators Group [b]	112,100	6,098,240
United Fire & Casualty	100,000	3,740,000

		17,724,890

Securities Brokers - 1.4%
Brait	1,450,000	3,803,839
Cowen Group [b]	96,000	680,640
Sanders Morris Harris Group	547,200	4,465,152
Thomas Weisel Partners Group [b]	419,106	2,774,482

		11,724,113

Total		44,114,181

Financial Services – 4.0%
Information and Processing - 0.2%
EDGAR Online [a,b]	566,700	1,399,749

Investment Management - 3.8%
ADDENDA Capital	221,700	5,706,380
Anima	2,030,000	5,524,919
CapMan Cl. B	1,558,500	6,276,758
Cockleshell [b]	1,699,860	1,973,573
Deutsche Beteiligungs	310,000	7,873,491
U.S. Global Investors Cl. A	148,000	2,003,920
Westwood Holdings Group	87,700	3,306,290

		32,665,331

Total		34,065,080

Health – 10.0%
Commercial Services - 0.3%
PDI [a,b]	334,200	2,813,964

Drugs and Biotech - 4.1%
Barrier Therapeutics [b]	381,400	1,300,574
Cell Genesys [b]	1,052,500	2,473,375
Cerus Corporation [a,b]	592,700	3,419,879
DUSA Pharmaceuticals [a,b]	783,600	1,966,836
Dyax Corporation [a,b]	1,011,184	4,762,677
Fornix Biosciences	100,000	2,780,848
Lexicon Pharmaceuticals [b]	975,677	1,970,868
Maxygen [a,b]	236,000	1,524,560
Neogen Corporation [b]	273,400	6,862,340
Orchid Cellmark [a,b]	1,356,322	3,865,518
ULURU [a,b]	1,310,310	2,948,197
YM Biosciences [b]	1,398,000	1,342,080

		35,217,752

Health Services - 1.3%
Bio-Imaging Technologies [b]	477,700	3,348,677
Computer Programs and Systems	44,900	938,410
CorVel Corporation [a,b]	101,405	3,101,979
U.S. Physical Therapy [b]	231,840	3,343,133

		10,732,199

Medical Products and Devices - 3.9%
Anika Therapeutics [a,b]	197,048	1,670,967
Bruker BioSciences [b]	745,500	11,473,245
Caliper Life Sciences [b]	546,800	2,050,500
Exactech [b]	139,970	3,525,844
Merit Medical Systems [b]	262,700	4,158,541
NMT Medical [b]	266,200	1,032,856
Northstar Neuroscience [a,b]	590,300	932,674
Shamir Optical Industry	221,700	1,576,287
Syneron Medical [a,b]	126,556	1,841,390
Thermage [a,b]	472,500	1,559,250
Young Innovations	223,440	3,869,981

		33,691,535

Personal Care - 0.4%
Nutraceutical International [b]	223,100	2,900,300

Total		85,355,750

Industrial Products – 11.6%
Automotive - 0.9%
Aftermarket Technology [b]	174,800	3,398,112
Landi Renzo [b]	984,200	4,085,235

		7,483,347

Building Systems and Components - 1.8%
AAON	292,700	5,862,781
Drew Industries [b]	215,400	5,268,684
LSI Industries	345,050	4,558,110

		15,689,575

Industrial Components - 0.7%
Orion Energy Systems [a,b]	291,400	2,779,956
Powell Industries [b]	83,100	3,271,647

		6,051,603

Machinery - 3.0%
Eagle Test Systems [a,b]	414,000	4,347,000
Exel Industries Cl. A	52,000	3,617,440
Kadant [a,b]	114,400	3,361,072
Key Technology [b]	213,043	6,346,551
T-3 Energy Services [b]	93,503	3,979,488
Technotrans	222,600	4,555,743

		26,207,294

Metal Fabrication and Distribution - 3.2%
Dynamic Materials	127,800	5,520,960
Houston Wire & Cable	185,200	2,966,904
Izmir Demir Celik Sanayii [b]	675,000	1,295,458
Olympic Steel	317,200	14,305,720
Samuel Manu-Tech	364,000	3,081,651

		27,170,693

Miscellaneous Manufacturing - 1.5%
GP Strategies [b]	444,200	4,219,900
Peerless Manufacturing [a,b]	231,800	7,512,638
Synalloy Corporation	70,700	859,712

		12,592,250

Specialty Chemicals and Materials - 0.3%
American Vanguard	184,633	3,072,293

Textiles - 0.2%
Marimekko	64,212	1,535,981

Total		99,803,036

Industrial Services – 14.6%
Advertising and Publishing - 0.1%
Haynes Publishing Group	247,600	1,007,369

Commercial Services - 5.7%
Barrett Business Services	125,901	2,156,684
Collectors Universe	326,805	3,395,504
CRA International [a,b]	99,977	3,213,261
Electro Rent	214,400	3,248,160
eTelecare Global Solutions ADR [b]	532,300	3,177,831
Intersections [b]	499,700	4,307,414
Kforce [b]	916,400	8,100,976
LECG Corporation [b]	663,094	6,206,560
Lincoln Educational Services [a,b]	542,995	6,515,940
Metalico [a,b]	288,000	2,825,280
PeopleSupport [a,b]	322,813	2,944,054
Willdan Group [a,b,c]	424,900	2,515,408

		48,607,072

Engineering and Construction - 2.8%
Cavalier Homes [b]	232,100	366,718
Cavco Industries [b]	218,401	7,652,771
Exponent [b]	345,937	11,360,571
Sterling Construction [b]	261,000	4,755,420

		24,135,480

Food and Tobacco Processors - 1.6%
Imperial Sugar	254,800	4,795,336
Omega Protein [b]	147,700	2,016,105
Sipef	4,401	3,045,116
Zapata Corporation [a,b]	584,900	4,070,904

		13,927,461

Printing - 1.1%
CSS Industries	91,000	3,181,360
Courier Corporation	149,232	3,723,338
Ennis	139,500	2,340,810

		9,245,508

Transportation and Logistics - 3.3%
Euroseas	593,451	7,121,412
Marten Transport [a,b]	472,350	7,330,872
Patriot Transportation Holding [a,b]	103,319	8,104,342
Vitran Corporation Cl. A [b]	385,450	5,500,372

		28,056,998

Total		124,979,888

Natural Resources – 18.1%
Energy Services - 5.0%
Boots & Coots International Well Control [b]	1,850,000	3,311,500
Gulf Island Fabrication	160,484	4,609,101
Particle Drilling Technologies [b]	499,500	969,030
Pioneer Drilling [b]	256,000	4,078,080
Savanna Energy Services	154,500	2,895,981
Superior Well Services [b]	242,500	5,303,475
TGC Industries [b]	663,918	5,603,468
Tesco Corporation [b]	279,800	6,701,210
Total Energy Services Trust	831,000	6,314,774
World Energy Solutions [b]	3,252,500	2,851,819

		42,638,438

Oil and Gas - 1.2%
Approach Resources [b]	358,000	5,613,440
Bronco Drilling [b]	229,000	3,689,190
Kodiak Oil & Gas [b]	759,500	1,268,365
PetroCorp [b,d]	465,300	0

		10,570,995

Precious Metals and Mining - 11.3%
Alamos Gold [b]	705,600	4,124,507
Allied Nevada Gold [a,b]	1,333,470	6,880,705
Aquiline Resources [b]	211,600	1,832,651
Bear Creek Mining [b]	466,600	3,795,713
Central African Gold [b]	2,738,597	1,820,800
Crosshair Exploration & Mining [a,b]	1,948,000	1,714,240
Eldorado Gold [a,b]	415,000	2,830,300
Endeavour Mining Capital	1,021,000	6,913,099
Endeavour Silver [a,b]	581,900	2,001,736
Entree Gold [a,b]	1,586,700	3,094,065
First Majestic Silver [a,b]	1,058,200	4,505,172
First Nickel [b]	2,408,000	1,126,056
Gammon Gold [a,b]	523,586	3,932,131
Global Copper [a,b]	240,300	2,097,606
Great Basin Gold [b]	796,500	2,886,629
Greystar Resources [b]	617,000	3,546,495
Hecla Mining [b]	251,000	2,801,160
Linear Gold [a,b]	716,200	1,646,677
Metallica Resources [b]	908,700	5,352,243
Midway Gold [a,b]	1,176,800	3,382,103
Minco Silver [b]	1,249,500	4,199,693
Quaterra Resources [b]	744,000	2,500,658
Red Back Mining [b]	1,019,000	6,949,194
Rusoro Mining [b]	850,100	1,242,291
Silvercorp Metals	612,300	4,891,480
U.S. Gold [a,b]	1,214,004	3,083,570
Uranium Resources [a,b]	356,900	2,137,831
US Silver [b]	3,712,400	2,387,047
Western Copper [b]	2,430,100	2,959,350

		96,635,202

Real Estate - 0.6%
Kennedy-Wilson [b]	124,900	4,996,000

Total		154,840,635

Technology – 15.5%
Aerospace and Defense - 2.5%
Aerovironment [b]	201,830	4,127,424
American Science & Engineering	74,800	4,081,836
Axsys Technologies [b]	95,000	4,738,600
Ducommun [b]	185,200	5,124,484
Integral Systems [b]	115,335	3,371,242

		21,443,586

Components and Systems - 2.7%
Excel Technology [a,b]	309,500	8,344,120
LaCie	499,869	3,614,167
TTM Technologies [b]	906,000	10,255,920
Viscom	108,439	1,129,529

		23,343,736

Distribution - 0.5%
Diploma	1,416,600	4,273,582

Internet Software and Services - 1.1%
Answers Corporation [b]	230,800	1,179,388
CryptoLogic	194,500	3,084,770
Jupitermedia Corporation [a,b]	648,493	1,355,350
Packeteer [b]	338,800	1,724,492
SupportSoft [a,b]	592,900	1,956,570

		9,300,570

IT Services - 0.6%
Neurones	600,000	4,973,377

Semiconductors and Equipment - 4.1%
Advanced Energy Industries [b]	213,000	2,824,380
Cascade Microtech [a,b]	251,400	2,006,172
Ceragon Networks [a,b]	387,500	3,661,875
CEVA [b]	638,000	4,880,700
GSI Technology [a,b]	691,800	1,833,270
Ikanos Communications [b]	461,700	2,109,969
Integrated Silicon Solution [a,b]	445,344	2,694,331
PDF Solutions [b]	563,500	3,104,885
Rubicon Technology [a,b]	80,200	2,324,196
Rudolph Technologies [a,b]	263,900	2,578,303
Semitool [b]	419,800	3,492,736
Supertex [a,b]	173,100	3,532,971

		35,043,788

Software - 2.0%
Aero Inventory	204,229	2,432,187
Datasul	380,000	3,789,822
Digi International [b]	408,600	4,715,244
Fundtech [a,b]	212,200	2,578,230
PLATO Learning [b,c]	1,230,000	3,603,900

		17,119,383

Telecommunications - 2.0%
Anaren [b]	296,000	3,747,360
Atlantic Tele-Network	259,100	8,765,353
KVH Industries [b]	291,500	2,297,020
Novatel Wireless [a,b]	292,800	2,834,304

		17,644,037

Total		133,142,059

Miscellaneous [e] – 1.0%
Total		8,945,375

TOTAL COMMON STOCKS
(Cost $722,390,786)		759,202,538

REPURCHASE AGREEMENT – 10.1%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $86,393,039 (collateralized by obligations of various U.S. Government Agencies, valued at $88,551,181) (Cost $86,388,000)		86,388,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 5.7%
Fannie Mae-Notes
6.00%
due 8/29/16	$91,747	92,214
Federal Home Loan Bank-Bonds
5.25%
due 5/7/10	6	6
Federal Home Loan Bank-Discount Notes
due 4/16/08	40,504	40,504
Freddie Mac-Bonds
4.125%
due 11/30/09	710,148	721,432
Freddie Mac-Discount Notes
due 4/7/08-5/16/08	77,403	77,404
U.S. Treasury Notes
3.00%
due 7/15/12	2,536	2,549
U.S. Treasury Strip-Interest
due 5/15/18-8/15/21	92,296	92,296
U.S. Treasury Strip-Principal
due 11/15/21-11/15/27	125,202	125,202
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-3.1825%)		48,296,334

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $49,447,941)		49,447,941

TOTAL INVESTMENTS – 104.4%
(Cost $858,226,727)		895,038,479

LIABILITIES LESS CASH AND OTHER ASSETS – (4.4)%		(37,989,243)

NET ASSETS – 100.0%		$857,049,236

SCHEDULE OF INVESTMENTS
ROYCE PREMIER FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 91.6%

Consumer Products - 9.8%
Apparel, Shoes and Accessories - 5.1%
Columbia Sportswear	757,600	$33,357,128
Fossil [a,b]	2,840,000	86,733,600
Polo Ralph Lauren Cl. A	1,294,200	75,438,918
Timberland Company Cl. A [b]	2,893,900	39,733,247

		235,262,893

Health, Beauty and Nutrition - 1.6%
Nu Skin Enterprises Cl. A [c]	4,086,500	73,638,730

Home Furnishing and Appliances - 0.8%
Ethan Allen Interiors	1,252,400	35,605,732

Sports and Recreation - 2.3%
Thor Industries [c]	3,568,100	106,222,337

Total		450,729,692

Consumer Services – 1.0%
Retail Stores - 1.0%
Charming Shoppes [b]	3,890,400	18,790,632
Dollar Tree [a,b]	929,200	25,636,628

Total		44,427,260

Financial Intermediaries – 9.7%
Insurance - 5.4%
Alleghany Corporation [b]	318,558	108,787,639
Erie Indemnity Cl. A	1,249,200	63,946,548
ProAssurance Corporation [a,b]	1,443,449	77,700,859

		250,435,046

Securities Brokers - 1.5%
Knight Capital Group Cl. A [b]	4,445,200	72,190,048

Securities Exchanges - 1.7%
TSX Group	2,034,000	76,945,024

Other Financial Intermediaries - 1.1%
KKR Financial	3,921,348	49,644,266

Total		449,214,384

Financial Services – 2.6%
Information and Processing - 1.3%
Interactive Data	2,169,100	61,754,277

Investment Management - 1.3%
Federated Investors Cl. B	1,459,500	57,154,020

Total		118,908,297

Health – 5.9%
Drugs and Biotech - 4.6%
Endo Pharmaceuticals Holdings [b]	3,349,250	80,181,045
Perrigo Company	3,517,900	132,730,367

		212,911,412

Medical Products and Devices - 1.3%
IDEXX Laboratories [b]	1,206,400	59,427,264

Total		272,338,676

Industrial Products – 21.9%
Automotive - 0.9%
Copart [a,b]	1,017,000	39,418,920

Building Systems and Components - 2.1%
Simpson Manufacturing [c]	3,543,800	96,320,484

Machinery - 10.0%
Gardner Denver [b]	2,263,200	83,964,720
Kennametal	1,304,500	38,391,435
Lincoln Electric Holdings [c]	2,769,597	178,611,311
National Instruments	2,133,501	55,769,716
Woodward Governor [c]	3,843,624	102,701,633

		459,438,815

Metal Fabrication and Distribution - 7.5%
Reliance Steel & Aluminum	2,269,800	135,870,228
Schnitzer Steel Industries Cl. A [c]	1,556,300	110,528,426
Sims Group ADR	3,595,905	98,959,306

		345,357,960

Miscellaneous Manufacturing - 0.5%
Matthews International Cl. A	501,600	24,202,200

Specialty Chemicals and Materials - 0.9%
Westlake Chemical [c]	3,274,500	42,732,225

Total		1,007,470,604

Industrial Services – 6.3%
Commercial Services - 0.7%
Corinthian Colleges [a,b]	4,251,265	30,736,646

Food and Tobacco Processors - 1.0%
Sanderson Farms [c]	1,191,800	45,300,318

Industrial Distribution - 3.2%
Pool Corporation	1,791,400	33,839,546
Ritchie Bros. Auctioneers	1,383,600	113,621,232

		147,460,778

Transportation and Logistics - 1.4%
Arkansas Best [c]	2,056,902	65,532,898

Total		289,030,640

Natural Resources – 18.9%
Energy Services - 6.8%
Ensign Energy Services	7,103,000	138,468,537
Pason Systems	3,159,300	46,476,136
Trican Well Service [c]	6,219,000	130,202,455

		315,147,128

Oil and Gas - 4.7%
Cimarex Energy	1,097,200	60,060,728
Unit Corporation [b,c]	2,733,500	154,852,775

		214,913,503

Precious Metals and Mining - 5.4%
Pan American Silver [b]	3,498,139	134,223,593
Silver Standard Resources [a,b,c]	3,725,099	112,982,253

		247,205,846

Real Estate - 2.0%
The St. Joe Company [a,b]	2,174,550	93,353,432

Total		870,619,909

Technology – 13.8%
Components and Systems - 3.7%
Benchmark Electronics [a,b]	2,140,000	38,413,000
Dionex Corporation [b,c]	1,170,500	90,116,795
Zebra Technologies Cl. A [b]	1,191,400	39,697,448

		168,227,243

IT Services - 3.0%
Gartner [b]	4,318,400	83,517,856
Perot Systems Cl. A [a,b]	3,770,900	56,714,336

		140,232,192

Semiconductors and Equipment - 4.0%
Cabot Microelectronics [a,b,c]	1,880,800	60,467,720
Cognex Corporation [c]	2,862,717	62,493,112
MKS Instruments [b,c]	2,941,910	62,956,874

		185,917,706

Software - 0.7%
Fair Isaac	1,535,100	33,035,352

Telecommunications - 2.4%
ADTRAN	2,219,100	41,053,350
Foundry Networks [b]	5,911,700	68,457,486

		109,510,836

Total		636,923,329

Miscellaneous [e] – 1.7%
Total		79,820,392

TOTAL COMMON STOCKS
(Cost $3,074,783,096)		4,219,483,183

REPURCHASE AGREEMENT – 8.6%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $397,492,186 (collateralized by obligations of various U.S. Government Agencies, valued at $407,409,903) (Cost $397,469,000)		397,469,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.7%
Freddie Mac-Discount Notes due 4/7/08	$60,236	60,236
U.S. Treasury Notes 3.00%-4.125% due 7/15/12-5/15/15	25,980	26,354
Money Market Funds State Street Navigator Securities Lending Prime Portfolio (7 day yield-3.1825%)		123,620,750

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $123,707,340)		123,707,340

TOTAL INVESTMENTS – 102.9%
(Cost $3,595,959,436)		4,740,659,523

LIABILITIES LESS CASH AND OTHER ASSETS – (2.9)%		(133,494,935)

NET ASSETS – 100.0%		$4,607,164,588

SCHEDULE OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.1%

Consumer Products – 7.8%
Apparel, Shoes and Accessories - 2.3%
Fossil [b]	1,641,450	$50,129,883
K-Swiss Cl. A	952,000	15,060,640
Timberland Company Cl. A [a,b]	1,730,100	23,754,273

		88,944,796

Collectibles - 0.2%
RC2 Corporation [b]	292,100	6,125,337

Consumer Electronics - 0.1%
Sonic Solutions [b]	269,700	2,602,605

Food/Beverage/Tobacco - 0.2%
Jones Soda [a,b,c]	2,063,600	7,201,964

Health, Beauty and Nutrition - 2.0%
Nu Skin Enterprises Cl. A [c]	3,342,900	60,239,058
NutriSystem [a,b]	1,226,816	18,488,117

		78,727,175

Home Furnishing and Appliances - 0.9%
La-Z-Boy	1,300,900	10,849,506
Lewis Group	1,543,747	8,002,954
Natuzzi ADR [b,c]	3,015,400	11,156,980
Select Comfort [b]	1,248,400	4,494,240

		34,503,680

Sports and Recreation - 2.1%
Arctic Cat [c]	1,298,360	9,465,044
Callaway Golf	2,348,800	34,480,384
Monaco Coach	1,201,350	11,388,798
Winnebago Industries [c]	1,567,200	26,485,680

		81,819,906

Total		299,925,463

Consumer Services – 3.1%
Leisure and Entertainment - 0.4%
4Kids Entertainment [b]	369,200	3,607,084
Multimedia Games [b]	1,202,438	6,421,019
New Frontier Media	886,688	3,954,629

		13,982,732

Retail Stores - 2.7%
AnnTaylor Stores [b]	699,700	16,918,746
Buckle (The)	668,650	29,908,715
Cato Corporation Cl. A	797,350	11,912,409
Charming Shoppes [a,b]	4,942,715	23,873,313
Hibbett Sports [a,b]	210,137	3,244,515
Pacific Sunwear of California [a,b]	900,000	11,349,000
Tuesday Morning [a,b]	1,291,300	6,688,934

		103,895,632

Total		117,878,364

Financial Intermediaries – 6.5%
Banking - 0.1%
Bancorp (The) [b]	245,870	2,970,110

Insurance - 2.7%
Argo Group International Holdings [b]	521,897	18,537,781
Aspen Insurance Holdings	803,000	21,183,140
CNA Surety [b]	524,800	8,071,424
Navigators Group [b]	150,200	8,170,880
NYMAGIC [c]	561,400	12,749,394
Validus Holdings	1,473,100	34,514,733

		103,227,352

Securities Brokers - 2.7%
Brait	2,093,900	5,493,006
Ichiyoshi Securities	1,206,600	12,122,910
Knight Capital Group Cl. A [b]	4,111,800	66,775,632
Mito Securities	3,793,000	10,346,997
Thomas Weisel Partners Group [b]	1,134,500	7,510,390
Tradestation Group [b]	393,600	3,353,472

		105,602,407

Securities Exchanges - 0.1%
TSX Group	107,000	4,047,747

Other Financial Intermediaries - 0.9%
KKR Financial	2,732,912	34,598,666

Total		250,446,282

Financial Services – 0.9%
Diversified Financial Services - 0.2%
MarketAxess Holdings [a,b]	818,500	8,135,890

Information and Processing - 0.2%
Morningstar [b]	114,500	7,024,575

Investment Management - 0.5%
CapMan Cl. B	2,704,904	10,893,826
U.S. Global Investors Cl. A	669,400	9,063,676

		19,957,502

Total		35,117,967

Health – 8.1%
Drugs and Biotech - 3.8%
Alpharma Cl. A [a,b]	847,600	22,215,596
Cell Genesys [b]	1,830,600	4,301,910
Dendreon Corporation [a,b]	270,764	1,305,083
Endo Pharmaceuticals Holdings [b]	2,299,200	55,042,848
Exelixis [a,b]	694,300	4,825,385
Infinity Pharmaceuticals [b]	602,300	3,668,007
Lexicon Pharmaceuticals [b]	5,027,300	10,155,146
Maxygen [b]	840,200	5,427,692
Perrigo Company	102,340	3,861,288
PharmaNet Development Group [a,b]	150,300	3,792,069
ViroPharma [a,b]	1,888,100	16,879,614
VIVUS [b]	2,264,500	13,654,935
Zila [a,b]	2,247,000	381,990

		145,511,563

Health Services - 1.4%
Cross Country Healthcare [a,b,c]	2,228,100	27,561,597
Cypress Bioscience [a,b]	993,949	7,116,675
Hooper Holmes [a,b,c]	4,150,000	2,697,500
LCA-Vision	825,000	10,312,500
MedQuist [b]	750,200	6,751,800

		54,440,072

Medical Products and Devices - 2.2%
Bruker BioSciences [b]	2,900,957	44,645,728
Caliper Life Sciences [b,c]	2,431,229	9,117,109
CONMED Corporation [a,b]	205,500	5,269,020
Medical Action Industries [a,b]	444,250	7,299,027
Possis Medical [b]	339,000	6,603,720
Shamir Optical Industry	357,300	2,540,403
Thoratec Corporation [b]	400,600	5,724,574
Vital Images [a,b]	220,900	3,273,738

		84,473,319

Personal Care - 0.7%
Helen of Troy [a,b,c]	1,543,796	25,889,459

Total		310,314,413

Industrial Products – 8.2%
Automotive - 0.8%
Copart [a,b]	110,143	4,269,143
Gentex Corporation	1,135,200	19,468,680
Spartan Motors	796,942	6,742,129

		30,479,952

Building Systems and Components - 0.3%
AAON	521,250	10,440,637

Construction Materials - 0.2%
Pretoria Portland Cement	1,803,800	8,910,553

Industrial Components - 0.4%
Powell Industries [b]	439,500	17,303,115

Machinery - 0.8%
Lincoln Electric Holdings	487,800	31,458,222

Metal Fabrication and Distribution - 4.9%
Castle (A.M.) & Co.	723,600	19,537,200
Houston Wire & Cable [c]	1,291,200	20,685,024
Olympic Steel [c]	785,700	35,435,070
Schnitzer Steel Industries Cl. A	592,200	42,058,044
Sims Group ADR	2,486,240	68,421,325

		186,136,663

Miscellaneous Manufacturing - 0.3%
Steelcase Cl. A	1,091,300	12,069,778

Specialty Chemicals and Materials - 0.5%
Schulman (A.)	621,900	12,767,607
Symyx Technologies [a,b]	756,623	5,674,673

		18,442,280

Total		315,241,200

Industrial Services – 8.5%
Advertising and Publishing - 0.4%
Journal Communications Cl. A	2,091,400	15,434,532

Commercial Services - 4.9%
CBIZ [b]	1,047,600	8,506,512
Corinthian Colleges [a,b]	3,311,079	23,939,101
Forrester Research [b]	443,400	11,785,572
Kforce [a,b]	1,749,800	15,468,232
Korn/Ferry International [a,b,c]	2,798,663	47,297,405
LECG Corporation [a,b]	615,000	5,756,400
MAXIMUS	315,500	11,582,005
MPS Group [b]	494,700	5,847,354
PeopleSupport [b]	378,500	3,451,920
TrueBlue [b,c]	2,919,100	39,232,704
Universal Technical Institute [b]	1,237,800	14,519,394

		187,386,599

Engineering and Construction - 0.8%
Dycom Industries [b]	878,400	10,549,584
Exponent [b]	400,400	13,149,136
Palm Harbor Homes [b,c]	1,245,300	6,550,278

		30,248,998

Food and Tobacco Processors - 0.2%
Omega Protein [b]	626,400	8,550,360

Printing - 0.6%
Ennis	1,254,600	21,052,188

Transportation and Logistics - 1.6%
Heartland Express	1,646,666	23,481,457
Universal Truckload Services [b]	399,800	8,343,826
Werner Enterprises	1,585,000	29,417,600

		61,242,883

Total		323,915,560

Natural Resources – 27.1%
Energy Services - 9.9%
Calfrac Well Services	1,679,900	36,578,270
Ensign Energy Services	3,863,000	75,306,766
Global Industries [b]	587,050	9,445,634
ION Geophysical [b]	1,023,700	14,127,060
Oil States International [a,b]	336,200	15,065,122
Pason Systems	2,638,700	38,817,643
RPC	1,564,975	23,771,970
Tesco Corporation [a,b,c]	2,654,305	63,570,605
TETRA Technologies [a,b]	685,400	10,856,736
Total Energy Services Trust [c]	1,966,700	14,944,966
Trican Well Service	3,765,200	78,829,118

		381,313,890

Oil and Gas - 3.1%
Grey Wolf [a,b]	3,093,800	20,975,964
St. Mary Land & Exploration	628,000	24,178,000
Unit Corporation [b]	1,304,500	73,899,925

		119,053,889

Precious Metals and Mining - 14.1%
Agnico-Eagle Mines	810,000	54,845,100
Alamos Gold [b,c]	4,968,700	29,043,987
AMCOL International	189,800	5,927,454
Aquiline Resources [b]	1,199,100	10,385,308
Denison Mines [b]	2,846,300	17,903,227
Fronteer Development Group [a,b,c]	4,842,100	23,629,448
Gammon Gold [b]	5,159,900	38,750,849
Hecla Mining [b]	3,563,000	39,763,080
International Coal Group [a,b]	1,524,300	9,679,305
Ivanhoe Mines [b]	4,742,400	48,941,568
Northam Platinum	1,714,400	14,999,335
NovaGold Resources [a,b]	1,873,500	14,444,685
Pan American Silver [b]	1,734,906	66,568,343
Randgold Resources ADR	300,000	13,902,000
Red Back Mining [b]	4,598,300	31,358,663
Silver Standard Resources [b]	1,980,800	60,077,664
Silvercorp Metals	6,313,400	50,435,852
Uranium Resources [a,b]	1,481,700	8,875,383

		539,531,251

Total		1,039,899,030

Technology – 19.2%
Aerospace and Defense - 1.3%
HEICO Corporation Cl. A	935,100	36,683,973
Integral Systems [b]	409,646	11,973,953

		48,657,926

Components and Systems - 1.5%
Electro Scientific Industries [b]	125,100	2,061,648
KEMET Corporation [b]	1,078,800	4,358,352
Methode Electronics	1,126,000	13,162,940
Technitrol	555,900	12,857,967
TTM Technologies [a,b,c]	2,350,035	26,602,396

		59,043,303

Internet Software and Services - 2.2%
CryptoLogic [c]	735,975	11,672,564
eResearch Technology [b]	2,504,500	31,105,890
iPass [a,b,c]	3,526,917	10,651,289
Packeteer [b]	698,813	3,556,958
RADVision [a,b]	379,100	2,502,060
RealNetworks [b]	3,817,200	21,872,556
United Online	400,000	4,224,000

		85,585,317

IT Services - 2.0%
Perot Systems Cl. A [b]	4,857,600	73,058,304
SRA International Cl. A [a,b]	200,000	4,862,000

		77,920,304

Semiconductors and Equipment - 6.0%
Axcelis Technologies [b]	615,800	3,448,480
Brooks Automation [b]	2,030,982	19,741,145
CEVA [b,c]	1,281,400	9,802,710
Cirrus Logic [a,b]	1,628,400	10,942,848
Cognex Corporation	477,738	10,429,020
Entegris [a,b]	2,165,300	15,568,507
Exar Corporation [a,b]	1,512,464	12,447,579
Fairchild Semiconductor International [b]	3,275,900	39,048,728
GSI Group [b]	1,759,200	13,686,576
IPG Photonics [a,b]	368,900	5,788,041
MKS Instruments [a,b]	1,544,100	33,043,740
NetList [a,b,c]	1,620,100	2,365,346
OmniVision Technologies [a,b]	863,600	14,525,752
Photronics [b]	650,000	6,207,500
Semitool [b]	1,148,333	9,554,131
Silicon Motion Technology ADR [a,b]	445,000	6,283,400
Trident Microsystems [a,b]	1,600,143	8,240,736
Verigy [b]	390,000	7,347,600

		228,471,839

Software - 2.2%
DivX [a,b,c]	2,187,507	15,312,549
Epicor Software [b]	477,500	5,348,000
ManTech International Cl. A [b]	441,200	20,012,832
MSC.Software [b]	1,891,900	24,575,781
SPSS [a,b]	110,272	4,276,348
THQ [a,b]	462,500	10,082,500
Ulticom [b]	435,100	2,793,342

		82,401,352

Telecommunications - 4.0%
ADTRAN	1,736,200	32,119,700
Foundry Networks [b]	5,041,300	58,378,254
KVH Industries [b,c]	1,150,200	9,063,576
NETGEAR [a,b]	992,800	19,806,360
Novatel Wireless [b]	1,339,800	12,969,264
Optium Corporation [a,b]	389,200	2,736,076
PC-Tel [a,b,c]	2,007,900	13,653,720
Premiere Global Services [b]	129,300	1,854,162
ViaSat [b]	138,300	3,003,876

		153,584,988

Total		735,665,029

Miscellaneous [e] – 2.7%
Total		104,124,757

TOTAL COMMON STOCKS
(Cost $3,181,947,584)		3,532,528,065

REPURCHASE AGREEMENT – 7.3%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $280,951,388 (collateralized by obligations of various U.S. Government Agencies, valued at $287,961,721)
(Cost $280,935,000)		280,935,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.2%
Fannie Mae-Notes
6.00%
due 8/29/16	$1,185,177	1,191,206
Federal Home Loan Bank-Bonds
5.25%
due 5/7/10	37	38
Federal Home Loan Bank-Discount Notes
due 4/16/08	540,721	540,721
Freddie Mac-Bonds
4.125%
due 11/30/09	2,393,564	2,431,597
Freddie Mac-Discount Notes
due 4/7/08-5/16/08	752,519	752,519
U.S. Treasury Bonds
1.75%-8.75%
due 8/15/19-2/15/36	3,214,335	3,240,938
U.S. Treasury Notes
0.875%-3.875%
due 5/15/08-7/15/12	439,128	440,548
U.S. Treasury Strip-Interest
due 5/15/18	70,328	70,329
U.S. Treasury Strip-Principal
due 11/15/24	42,062	42,062
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-3.1825%)		75,284,590

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $83,994,548)		83,994,548

TOTAL INVESTMENTS – 101.6%
(Cost $3,546,877,132)		3,897,457,613

LIABILITIES LESS CASH AND OTHER ASSETS – (1.6)%		(61,152,769)

NET ASSETS – 100.0%		$3,836,304,844

SCHEDULE OF INVESTMENTS
ROYCE TOTAL RETURN FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 94.1%

Consumer Products – 5.2%
Apparel, Shoes and Accessories - 1.5%
Columbia Sportswear	246,713	$10,862,774
Jones Apparel Group	504,500	6,770,390
Kenneth Cole Productions Cl. A	6,500	110,110
K-Swiss Cl. A	835,459	13,216,961
Liz Claiborne	68,842	1,249,482
Polo Ralph Lauren Cl. A	147,500	8,597,775
Timberland Company Cl. A [b]	17,935	246,248
Weyco Group	85,778	2,545,033
Wolverine World Wide	1,085,908	31,502,191

		75,100,964

Food/Beverage/Tobacco - 1.2%
Flowers Foods	450,000	11,137,500
Hershey Creamery	173	358,975
J & J Snack Foods	279,422	7,675,722
J.M. Smucker Company (The)	305,200	15,446,172
Lancaster Colony	191,500	7,652,340
Leggett & Platt	264,800	4,038,200
Mannatech	316,298	2,255,205
Tootsie Roll Industries	415,154	10,461,870

		59,025,984

Health, Beauty and Nutrition - 0.3%
Nu Skin Enterprises Cl. A	893,600	16,102,672

Home Furnishing and Appliances - 1.0%
Ethan Allen Interiors	707,201	20,105,724
Furniture Brands International	566,800	6,631,560
Hooker Furniture	9,700	216,698
Kimball International Cl. B	674,600	7,231,712
La-Z-Boy [a]	1,707,300	14,238,882
National Presto Industries	34,471	1,806,280
Stanley Furniture	42,623	528,952

		50,759,808

Household Products/Wares - 0.0%
American Greetings Cl. A	40,000	742,000
Blyth	12,340	243,345

		985,345

Sports and Recreation - 1.2%
Arctic Cat	169,718	1,237,244
Callaway Golf	986,300	14,478,884
Hasbro	199,490	5,565,771
Thor Industries	899,659	26,782,849
Winnebago Industries	937,700	15,847,130

		63,911,878

Total		265,886,651

Consumer Services – 4.9%
Leisure and Entertainment - 0.7%
Cinemark Holdings	180,000	2,302,200
International Speedway Cl. A	571,791	23,557,789
Regal Entertainment Group Cl. A	396,300	7,644,627
Speedway Motorsports	134,800	3,379,436

		36,884,052

Media and Broadcasting - 0.3%
Westwood One [b]	144,400	303,240
World Wrestling Entertainment Cl. A	927,600	17,262,636

		17,565,876

Online Commerce - 0.1%
Systemax	288,128	3,474,824

Restaurants and Lodgings - 0.5%
Bob Evans Farms	607,900	16,771,961
Brinker International	21,950	407,172
Darden Restaurants	1,445	47,035
IHOP	122,130	5,850,027

		23,076,195

Retail Stores - 3.3%
American Eagle Outfitters	988,700	17,312,137
Books-A-Million	27	236
Buckle (The)	634,565	28,384,092
Cato Corporation Cl. A	1,204,136	17,989,792
Dress Barn (The) [a,b]	1,514,185	19,593,554
Family Dollar Stores	768,469	14,985,146
Finish Line (The) Cl. A [b]	111,600	531,216
Foot Locker	104,200	1,226,434
Pep Boys-Manny, Moe & Jack	742,500	7,395,300
RadioShack Corporation	7,400	120,250
Ross Stores	377,407	11,307,114
The Men’s Wearhouse	257,946	6,002,403
Tiffany & Co.	727,300	30,430,232
Tuesday Morning [a,b]	33,240	172,183
Village Super Market Cl. A	6,405	329,858
Williams-Sonoma	635,800	15,411,792

		171,191,739

Total		252,192,686

Financial Intermediaries – 20.2%
Banking - 4.8%
Anchor BanCorp Wisconsin	266,200	5,049,814
Arrow Financial	342,658	7,706,378
Banco Latinoamericano de Exportaciones Cl. E	221,495	3,411,023
Bancorp Rhode Island [c]	260,600	9,392,024
Bank of Hawaii	191,700	9,500,652
Bank of N.T. Butterfield & Son	486,747	8,445,055
BOK Financial	556,975	29,090,804
Canadian Western Bank	783,200	19,655,348
Central Pacific Financial	20,000	377,000
Centrue Financial	133,755	2,608,223
Credicorp	262,000	18,795,880
First Citizens BancShares Cl. A	15,800	2,201,730
First Financial Bancorp	150,000	2,017,500
First National Bank Alaska	3,110	5,753,500
HopFed Bancorp	126,000	1,585,080
Kearny Financial	620,100	6,790,095
NewAlliance Bancshares	435,000	5,333,100
Park National	143,370	10,157,765
Peapack-Gladstone Financial	407,491	11,018,557
Provident Financial Services	146,000	2,064,440
Provident New York Bancorp	50,000	675,000
State Street Corporation	127,168	10,046,272
Sterling Bancorp	407,662	6,330,991
Sun Bancorp [a,b]	257,985	3,397,662
Susquehanna Bancshares	543,500	11,071,095
Tompkins Financial	45,958	2,261,134
Trustmark Corporation	410,700	9,150,396
Whitney Holding	857,000	21,245,030
Wilmington Trust	707,800	22,012,580

		247,144,128

Insurance - 11.7%
Alleghany Corporation [b]	99,799	34,081,304
American Financial Group	407,061	10,404,479
American National Insurance	145,093	15,481,423
Aspen Insurance Holdings	1,517,746	40,038,139
Assured Guaranty	129,900	3,083,826
Baldwin & Lyons Cl. B	646,487	16,601,786
CNA Surety [b]	594,000	9,135,720
Donegal Group Cl. A	453,799	7,896,103
E-L Financial	51,588	26,385,796
EMC Insurance Group	524,429	14,101,896
Endurance Specialty Holdings	345,050	12,628,830
Erie Indemnity Cl. A	469,000	24,008,110
Fidelity National Financial Cl. A	1,244,700	22,815,351
First American	197,400	6,699,756
Harleysville Group	198,775	7,173,790
HCC Insurance Holdings	5,000	113,450
Horace Mann Educators	275,523	4,816,142
Infinity Property & Casualty	297,866	12,391,226
IPC Holdings	272,600	7,632,800
Leucadia National	801,800	36,257,396
Markel Corporation [a,b]	53,800	23,670,386
Max Capital Group	770,700	20,184,633
Midland Company	26,974	1,751,422
Montpelier Re Holdings	597,400	9,588,270
Odyssey Re Holdings	126,502	4,648,948
Old Republic International	947,000	12,225,770
OneBeacon Insurance Group	773,820	14,718,056
PartnerRe	385,490	29,412,887
Platinum Underwriters Holdings	363,943	11,813,590
Reinsurance Group of America	351,800	19,151,992
RenaissanceRe Holdings	161,100	8,362,701
RLI	214,410	10,628,304
Safety Insurance Group	3,658	124,847
State Auto Financial	786,196	22,901,889
Transatlantic Holdings	287,850	19,098,847
United Fire & Casualty	594,287	22,226,334
Validus Holdings	247,700	5,803,611
Wesco Financial	30,724	12,412,496
White Mountains Insurance Group	19,400	9,312,000
Zenith National Insurance	725,974	26,033,428

		595,817,734

Real Estate Investment Trusts - 2.3%
Annaly Capital Management	880,600	13,490,792
Capital Trust Cl. A	506,800	13,658,260
Cousins Properties	223,500	5,522,685
DCT Industrial Trust	836,100	8,327,556
Essex Property Trust	83,000	9,460,340
Friedman, Billings, Ramsey Group Cl. A [a,b]	202,770	344,709
Hospitality Properties Trust	325,000	11,056,500
Macquarie MEAG Prime REIT	200,000	178,799
MFA Mortgage Investments	986,200	6,213,060
National Retail Properties [a]	650,000	14,332,500
PS Business Parks	168,500	8,745,150
Rayonier	588,200	25,551,408
Suntec Real Estate Investment Trust	400,000	424,365

		117,306,124

Securities Brokers - 0.2%
Raymond James Financial	501,525	11,525,045

Securities Exchanges - 0.8%
London Stock Exchange	465,942	11,168,641
TSX Group	768,300	29,064,337

		40,232,978

Other Financial Intermediaries - 0.4%
KKR Financial	1,548,061	19,598,452

Total		1,031,624,461

Financial Services – 9.1%
Diversified Financial Services - 0.1%
Advanta Corporation Cl. B	154,176	1,083,857
Centerline Holding Company	200,000	812,000
Centerline Holding Company (Rights) [b,d]	200,000	0
First Marblehead [a,b]	63,500	473,710
Portfolio Recovery Associates [b]	37,580	1,611,806

		3,981,373

Information and Processing - 1.1%
Global Payments	61,400	2,539,504
Interactive Data	612,900	17,449,263
SEI Investments	1,483,533	36,628,430

		56,617,197

Insurance Brokers - 1.2%
Brown & Brown	1,339,100	23,273,558
Gallagher (Arthur J.) & Co.	978,200	23,105,084
Hilb Rogal & Hobbs	537,300	16,908,831

		63,287,473

Investment Management - 6.2%
A.F.P. Provida ADR	332,000	12,297,280
AGF Management Cl. B	798,200	16,882,383
AllianceBernstein Holding L.P.	1,691,500	107,207,270
Apollo Investment	1,263,500	20,001,205
CI Financial	1,263,500	26,822,217
Cohen & Steers	355,630	9,420,639
Federated Investors Cl. B	918,500	35,968,460
GAMCO Investors Cl. A	278,300	14,015,188
IGM Financial	452,200	19,908,342
Janus Capital Group	393,200	9,149,764
Onex Corporation	339,000	9,891,422
T. Rowe Price Group	690,500	34,525,000

		316,089,170

Specialty Finance - 0.5%
Credit Acceptance [a,b]	314,005	4,876,498
GATX Corporation	259,000	10,119,130
Student Loan	91,900	9,088,910

		24,084,538

Total		464,059,751

Health – 5.0%
Commercial Services - 0.9%
Chemed Corporation	368,000	15,529,600
Owens & Minor	751,300	29,556,142

		45,085,742

Drugs and Biotech - 0.2%
Alpharma Cl. A [b]	61,800	1,619,778
Biovail Corporation	258,931	2,757,615
Medicis Pharmaceutical Cl. A	1,600	31,504
Mylan [a]	260,000	3,016,000
Perrigo Company	22,300	841,379

		8,266,276

Health Services - 0.5%
BML	60,000	1,090,748
Computer Programs and Systems	54,250	1,133,825
Healthcare Services Group	87,538	1,806,784
LCA-Vision [c]	930,466	11,630,825
Omnicare	245,668	4,461,331
Universal Health Services Cl. B	146,542	7,867,840

		27,991,353

Medical Products and Devices - 2.9%
Applera Corporation-Applied Biosystems Group	518,700	17,044,482
Datascope	432,367	17,912,965
Hillenbrand Industries	496,538	23,734,516
IDEXX Laboratories [b]	379,600	18,699,096
Invacare Corporation	702,000	15,640,560
Mentor Corporation	409,776	10,539,439
STERIS Corporation	914,900	24,546,767
Vital Signs	348,696	17,661,452
Young Innovations	15,230	263,784

		146,043,061

Personal Care - 0.5%
Alberto-Culver Company	404,600	11,090,086
Inter Parfums	682,540	15,070,483

		26,160,569

Total		253,547,001

Industrial Products – 20.7%
Automotive - 0.2%
Gentex Corporation	595,000	10,204,250
Spartan Motors	7,800	65,988
Superior Industries International	76,000	1,577,000

		11,847,238

Building Systems and Components - 1.0%
Bunka Shutter	85,000	268,549
Lennox International	7,322	263,372
LSI Industries	1,029,991	13,606,181
McGrath RentCorp	291,300	7,023,243
Preformed Line Products	204,410	9,950,679
Simpson Manufacturing	764,468	20,778,240

		51,890,264

Construction Materials - 0.5%
Ameron International	157,300	14,712,269
Ash Grove Cement	39,610	8,793,420

		23,505,689

Industrial Components - 2.8%
AMETEK	383,750	16,850,462
Bel Fuse Cl. A	83,200	2,611,648
Bel Fuse Cl. B	467,279	13,018,393
Chase Corporation [c]	753,974	13,654,469
CLARCOR	756,400	26,890,020
Crane Company	259,800	10,482,930
Deswell Industries	719,071	4,494,194
Donaldson Company	498,900	20,095,692
Hubbell Cl. B	200,000	8,738,000
PerkinElmer	585,500	14,198,375
Watts Water Technologies Cl. A	506,300	14,191,589

		145,225,772

Machinery - 6.8%
Ampco-Pittsburgh	108,964	4,684,362
Applied Industrial Technologies	1,100,283	32,887,459
Briggs & Stratton	385,640	6,902,956
Cascade Corporation	234,901	11,582,968
Franklin Electric	364,300	12,448,131
FreightCar America	19,500	668,850
Gorman-Rupp Company	461,307	15,172,387
Graco	565,100	20,490,526
IDEX Corporation	472,200	14,491,818
Kennametal	81,132	2,387,715
Lincoln Electric Holdings	549,300	35,424,357
Lindsay Corporation	194,900	19,971,403
MTS Systems	600,289	19,365,323
Mueller (Paul) Company [c]	116,700	6,476,850
Mueller Water Products Cl. A	3,500	28,630
Nordson Corporation	329,200	17,727,420
Regal-Beloit	114,189	4,182,743
Roper Industries	214,500	12,749,880
Starrett (L.S.) Company Cl. A [c]	534,800	10,289,552
Sun Hydraulics	674,265	19,735,737
Tennant Company	527,600	21,003,756
Toro Company (The)	379,793	15,719,632
Trinity Industries	364,450	9,712,593
Twin Disc	82,083	1,298,553
Woodward Governor	1,256,600	33,576,352

		348,979,953

Metal Fabrication and Distribution - 3.4%
Carpenter Technology	403,480	22,582,776
Castle (A.M.) & Co.	93,328	2,519,856
Commercial Metals	359,001	10,759,260
Encore Wire	71,000	1,292,910
Gerdau Ameristeel	18,751	264,577
Gibraltar Industries	312,495	3,665,566
Insteel Industries	34,020	395,653
Kaydon Corporation	758,000	33,283,780
Mueller Industries	220,152	6,351,385
Olympic Steel	32,374	1,460,067
Quanex Corporation	268,578	13,896,226
Reliance Steel & Aluminum	789,393	47,253,065
Schnitzer Steel Industries Cl. A	246,800	17,527,736
Steel Dynamics	418,062	13,812,768

		175,065,625

Miscellaneous Manufacturing - 1.8%
Acuity Brands	4,600	197,570
American Railcar Industries	127,150	2,584,960
Brady Corporation Cl. A	591,000	19,757,130
HNI Corporation	496,353	13,346,932
Matthews International Cl. A	382,879	18,473,912
Quixote Corporation	116,100	969,435
Raven Industries	156,201	4,732,890
Smith (A.O.) Corporation	308,900	10,153,543
Steelcase Cl. A	361,200	3,994,872
Teleflex	343,800	16,402,698

		90,613,942

Paper and Packaging - 1.1%
AptarGroup	540,700	21,049,451
Bemis Company	505,740	12,860,968
Greif Cl. A	193,500	13,144,455
Louisiana-Pacific Corporation	78,000	716,040
Sonoco Products	374,300	10,716,209

		58,487,123

Specialty Chemicals and Materials - 2.8%
Agrium	5,200	322,972
Albemarle Corporation	341,000	12,453,320
Balchem Corporation	734,400	16,832,448
Cabot Corporation	911,700	25,527,600
CF Industries Holdings	3,154	326,817
H.B. Fuller Company	209,416	4,274,181
Innospec	457,586	9,700,823
International Flavors & Fragrances	175,000	7,708,750
Lubrizol Corporation	297,900	16,536,429
Methanex Corporation	548,264	14,348,069
NewMarket Corporation	9,088	685,690
Park Electrochemical	126,141	3,260,745
Quaker Chemical	405,000	12,672,450
RPM International	18,000	376,920
Snap-on	6,800	345,780
Spartech Corporation	26,846	226,849
Westlake Chemical	1,166,810	15,226,870

		140,826,713

Textiles - 0.3%
Albany International Cl. A	342,500	12,377,950
UniFirst Corporation	20,510	760,716

		13,138,666

Total		1,059,580,985

Industrial Services – 9.6%
Advertising and Publishing - 0.1%
Journal Communications Cl. A	782,450	5,774,481
McClatchy Company (The) Cl. A	119,000	1,273,300

		7,047,781

Commercial Services - 3.5%
ABM Industries	794,500	17,828,580
Barrett Business Services	386,600	6,622,458
Brink’s Company (The)	179,400	12,052,092
Heidrick & Struggles International	773,554	25,163,712
IKON Office Solutions	28,500	216,600
Jackson Hewitt Tax Service	147,045	1,686,606
Kelly Services Cl. A	582,000	11,965,920
Landauer	406,400	20,458,176
Macquarie Infrastructure	254,100	7,401,933
Manpower	453,709	25,525,668
Resources Connection [b]	3,800	67,906
Rollins	555,750	9,831,218
Watson Wyatt Worldwide Cl. A	688,500	39,072,375

		177,893,244

Engineering and Construction - 0.4%
Comfort Systems USA	309,456	4,026,023
Granite Construction	214,240	7,007,790
M.D.C. Holdings	8,480	371,339
Ryland Group (The)	10,076	331,400
Skyline Corporation	223,100	6,206,642

		17,943,194

Food and Tobacco Processors - 0.6%
Corn Products International	80,632	2,994,672
Farmer Bros.	542,300	12,548,822
Seaboard Corporation	9,476	14,829,940

		30,373,434

Industrial Distribution - 1.9%
Doshisha Company	60,000	990,975
Grainger (W.W.)	346,600	26,476,774
Lawson Products	197,200	5,432,860
Mine Safety Appliances	196,000	8,073,240
MSC Industrial Direct Cl. A	280,900	11,868,025
Ritchie Bros. Auctioneers	542,340	44,536,961
Watsco	22,375	926,772

		98,305,607

Printing - 0.6%
Bowne & Co.	123,294	1,880,233
CSS Industries	192,287	6,722,354
Courier Corporation	252,616	6,302,769
Ennis	1,022,453	17,156,761

		32,062,117

Transportation and Logistics - 2.5%
Alexander & Baldwin	494,700	21,311,676
Arkansas Best	793,706	25,287,473
C. H. Robinson Worldwide	256,000	13,926,400
Expeditors International of Washington	458,400	20,710,512
Heartland Express	982,350	14,008,311
Knight Transportation	200,000	3,292,000
Overseas Shipholding Group	9,200	644,368
Pacer International	498,149	8,184,588
SkyWest	343,106	7,246,399
Teekay Shipping	3,300	140,151
UTI Worldwide	492,600	9,891,408
Werner Enterprises	55,807	1,035,778

		125,679,064

Total		489,304,441

Natural Resources – 13.6%
Energy Services - 6.5%
Carbo Ceramics	333,906	13,389,631
Energy Transfer Equity L.P.	530,600	16,575,944
Ensign Energy Services	1,156,500	22,545,243
Exterran Partners L.P.	439,900	12,757,100
Helmerich & Payne	1,501,931	70,395,506
Lufkin Industries	84,508	5,393,300
National Fuel Gas	115,028	5,430,472
Nicor	371,700	12,455,667
NuStar GP Holdings	369,200	9,344,452
Otter Tail	243,900	8,631,621
Patterson-UTI Energy	1,551,535	40,619,186
Piedmont Natural Gas	585,800	15,383,108
Precision Drilling Trust	879,150	20,396,280
RPC	1,288,068	19,565,753
SEACOR Holdings [a,b]	288,600	24,634,896
Tidewater	485,224	26,740,695
Trican Well Service	307,200	6,431,612

		330,690,466

Oil and Gas - 5.0%
Alliance Resource Partners L.P.	241,000	8,435,000
Berry Petroleum Cl. A	208,000	9,669,920
Cimarex Energy	770,936	42,201,037
Crosstex Energy	360,200	12,228,790
Delek US Holdings	28,100	356,027
Energen Corporation	276,140	17,203,522
EnergySouth	197,305	10,297,348
Enterprise GP Holdings L.P.	285,900	8,542,692
Frontier Oil	900,599	24,550,329
Hiland Holdings GP L.P.	184,400	4,259,640
Holly Corporation	207,878	9,023,984
Hugoton Royalty Trust	245,600	6,773,648
Magellan Midstream Holdings L.P.	738,500	16,919,035
Penn Virginia	648,660	28,599,419
Penn Virginia GP Holdings L.P.	228,000	6,174,240
Plains All American Pipeline L.P.	277,630	13,198,530
Rowan Companies	27,500	1,132,450
St. Mary Land & Exploration	81,500	3,137,750
Stone Energy [a,b]	180,450	9,439,340
Sunoco Logistics Partners L.P.	181,000	8,832,800
W&T Offshore	439,400	14,987,934

		255,963,435

Precious Metals and Mining - 1.3%
Agnico-Eagle Mines	340,500	23,055,255
Alliance Holdings GP L.P.	468,500	10,747,390
Gold Fields ADR	434,700	6,011,901
IAMGOLD Corporation	455,000	3,335,150
Lihir Gold ADR [b]	403,000	12,823,460
Natural Resource Partners L.P.	308,200	8,737,470

		64,710,626

Real Estate - 0.8%
AMREP Corporation	23,992	1,254,781
Deltic Timber	172,000	9,580,400
The St. Joe Company [a,b]	251,300	10,788,309
W.P. Carey & Co.	709,608	21,266,952

		42,890,442

Total		694,254,969

Technology – 3.7%
Aerospace and Defense - 0.4%
American Science & Engineering	30,300	1,653,471
Curtiss-Wright	41,780	1,733,034
HEICO Corporation	180,400	8,794,500
HEICO Corporation Cl. A	180,159	7,067,638

		19,248,643

Components and Systems - 1.6%
Analogic Corporation	141,400	9,408,756
AVX Corporation	1,156,046	14,808,949
Imation Corporation	287,165	6,530,132
Methode Electronics	1,149,852	13,441,770
Nam Tai Electronics	1,411,097	13,546,531
Optex Company	30,000	419,366
Palm [b]	38,900	194,500
Sato Corporation	30,000	385,652
Technitrol	1,002,700	23,192,451

		81,928,107

Internet Software and Services - 0.6%
United Online	2,828,269	29,866,521

IT Services - 0.3%
Black Box	538,713	16,619,296

Semiconductors and Equipment - 0.2%
Cognex Corporation	418,300	9,131,489
Melco Holdings	32,000	550,003
Micrel	267,800	2,482,506

		12,163,998

Software - 0.1%
Fair Isaac	250,400	5,388,608

Telecommunications - 0.5%
ADTRAN	210,100	3,886,850
Atlantic Tele-Network	443,728	15,011,318
SureWest Communications	271,400	4,195,844
USA Mobility	533,357	3,808,169

		26,902,181

Total		192,117,354

Utilities – 1.6%
ALLETE	467,147	18,041,217
Aqua America	794,766	14,925,706
CH Energy Group	224,300	8,725,270
ITC Holdings	200,000	10,412,000
PNM Resources	638,900	7,967,083
SJW	400,400	11,447,436
UGI Corporation	494,988	12,335,101

Total		83,853,813

Miscellaneous [e] – 0.5%
Total		23,987,934

TOTAL COMMON STOCKS
(Cost $3,930,147,842)		4,810,410,046

PREFERRED STOCKS – 0.5%
Edge Petroleum 5.75% Ser. A Conv.	142,415	3,795,360
Fleetwood Capital Trust 6.00% Conv.	70,000	1,750,000
Reinsurance Group of America 5.75% Conv.	94,000	6,110,000
Vornado Realty Trust Ser. F 6.75%	200,000	4,260,000
Vornado Realty Trust Ser. G 6.625%	400,000	8,340,000

TOTAL PREFERRED STOCKS
(Cost $27,429,412)		24,255,360

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 0.2%
Encore Capital Group 3.38%
Conv. Sub. Deb. due 9/19/10	$1,000,000	677,500
Leucadia National 3.75%
Conv. Senior Note due 4/15/14	3,000,000	6,251,250
Level 3 Communications 6.00%
Conv. Sub. Deb. due 9/15/09 [a]	5,000,000	4,450,000
Mueller Industries 6.00%
Sub. Deb. due 11/1/14 [a]	1,088,000	960,160

TOTAL CORPORATE BONDS
(Cost $8,776,492)		12,338,910

REPURCHASE AGREEMENT – 1.4%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $71,979,199 (collateralized by obligations of various U.S. Government Agencies, valued at $73,774,463)
(Cost $71,975,000)		71,975,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.1%
Fannie Mae-Notes
6.00%
due 8/29/16	182,242	183,169
Federal Home Loan Bank-Bonds
5.25%
due 5/7/10	6	6
Federal Home Loan Bank-Discount Notes
due 4/16/08	110,214	110,214
Freddie Mac-Bonds
4.125%
due 11/30/09	422,231	428,939
Freddie Mac-Discount Notes
due 4/7/08-5/16/08	358,879	358,879
U.S. Treasury Bonds
1.75%-8.125%
due 8/15/19-2/15/36	7,040,782	7,090,173
U.S. Treasury Notes
0.875%-3.875%
due 5/15/08-7/15/12	61,946	62,351
U.S. Treasury Strip-Interest
due 5/15/18	27	27
U.S. Treasury Strip-Principal
due 11/15/21-11/15/24	79,686	79,686
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-3.1825%)		50,363,134

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $58,676,578)		58,676,578

TOTAL INVESTMENTS – 97.3%
(Cost $4,097,005,324)		4,977,655,894

CASH AND OTHER ASSETS LESS LIABILITIES – 2.7%		135,648,980

NET ASSETS – 100.0%		$5,113,304,874

SCHEDULE OF INVESTMENTS
ROYCE HERITAGE FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 95.8%

Consumer Products – 2.3%
Apparel, Shoes and Accessories - 2.0%
Brown Shoe	24,700	$372,229
Carter’s [a,b]	19,400	313,310
Columbia Sportswear	14,000	616,420
Jones Apparel Group	20,100	269,742
Quiksilver [a,b]	34,600	339,426
Warnaco Group (The) [b]	6,000	236,640

		2,147,767

Health, Beauty and Nutrition - 0.3%
NutriSystem [a,b]	19,300	290,851

Total		2,438,618

Consumer Services – 7.6%
Leisure and Entertainment - 0.2%
Premier Exhibitions [a,b]	34,200	206,568

Restaurants and Lodgings - 0.4%
Benihana Cl. A [a,b]	16,600	187,082
Famous Dave’s of America [b]	26,300	250,902

		437,984

Retail Stores - 7.0%
Build-A-Bear Workshop [a,b]	36,200	329,058
Bulgari	58,000	672,450
Charming Shoppes [a,b]	93,800	453,054
Conn’s [a,b]	30,800	502,348
Dress Barn (The) [a,b]	79,800	1,032,612
DSW Cl. A [a,b]	8,100	104,895
Hibbett Sports [a,b]	10,500	162,120
Longs Drug Stores	6,100	259,006
New York & Company [b]	61,400	352,436
Pep Boys-Manny, Moe & Jack	21,600	215,136
The Men’s Wearhouse	60,500	1,407,835
Tiffany & Co.	19,700	824,248
Tractor Supply [a,b]	18,600	735,072
Wet Seal (The) Cl. A [a,b]	101,100	342,729

		7,392,999

Total		8,037,551

Financial Intermediaries – 9.3%
Banking - 4.4%
Bank of N.T. Butterfield & Son	38,500	667,975
Bank Sarasin & Cie Cl. B	120	522,089
Banque Privee Edmond de Rothschild	26	929,347
BOK Financial	26,800	1,399,764
Franklin Bank [a,b]	147,100	445,713
Peapack-Gladstone Financial	24,600	665,184

		4,630,072

Securities Brokers - 4.9%
Egyptian Financial Group-Hermes Holding GDR	22,500	466,875
FBR Capital Markets [a,b]	48,900	330,075
HQ	23,000	604,849
Jefferies Group	34,700	559,711
KBW [a,b]	27,400	604,170
Lazard Cl. A [a]	34,300	1,310,260
Piper Jaffray [b]	10,100	342,996
Stifel Financial [b]	21,800	978,820

		5,197,756

Total		9,827,828

Financial Services – 19.3%
Diversified Financial Services - 0.8%
Advanta Corporation Cl. B	39,500	277,685
ASTA Funding	14,100	196,413
MoneyGram International [b]	100,800	187,488
Portfolio Recovery Associates [b]	5,000	214,450

		876,036

Information and Processing - 2.7%
FactSet Research Systems	12,200	657,214
Morningstar [a,b]	10,000	613,500
SEI Investments	63,300	1,562,877

		2,833,591

Insurance Brokers - 1.5%
Brown & Brown	54,100	940,258
Gallagher (Arthur J.) & Co.	28,000	661,360

		1,601,618

Investment Management - 14.3%
Affiliated Managers Group [a,b]	14,050	1,274,897
AllianceBernstein Holding L.P.	33,900	2,148,582
Ashmore Group	84,500	469,391
Blackstone Group L.P.	40,500	643,140
CapMan Cl. B	129,000	519,539
Cohen & Steers	40,600	1,075,494
Eaton Vance	26,200	799,362
Evercore Partners Cl. A	58,350	1,035,712
F&C Asset Management	148,500	537,249
Invesco [a]	14,400	350,784
Janus Capital Group	39,100	909,857
Pzena Investment Management Cl. A	66,300	750,516
Schroders	50,000	930,629
SHUAA Capital	292,000	576,431
SPARX Group	2,100	1,030,718
Waddell & Reed Financial Cl. A	37,000	1,188,810
Westwood Holdings Group	24,500	923,650

		15,164,761

Total		20,476,006

Health – 2.3%
Commercial Services - 0.3%
PDI [b]	43,400	365,428

Drugs and Biotech - 0.9%
Origin Agritech [b]	30,900	163,152
Perrigo Company	13,900	524,447
Sciele Pharma [a,b]	13,700	267,150

		954,749

Medical Products and Devices - 0.8%
Techne Corporation [a,b]	12,100	815,056

Personal Care - 0.3%
NBTY [a,b]	11,200	335,440

Total		2,470,673

Industrial Products – 14.1%
Automotive - 1.8%
Copart [b]	9,900	383,724
WABCO Holdings	34,200	1,560,204

		1,943,928

Building Systems and Components - 0.1%
Armstrong World Industries	4,100	146,206

Construction Materials - 0.3%
United Rentals [a,b]	14,600	275,064

Machinery - 7.1%
Columbus McKinnon [a,b]	5,900	182,782
EnPro Industries [b]	10,300	321,257
Franklin Electric	21,800	744,906
FreightCar America	7,500	257,250
Kennametal	20,100	591,543
Lincoln Electric Holdings	17,500	1,128,575
National Instruments	36,000	941,040
Rofin-Sinar Technologies [b]	28,800	1,293,120
Tennant Company	17,100	680,751
Trinity Industries	8,100	215,865
Wabtec Corporation	15,700	591,262
Woodward Governor	23,600	630,592

		7,578,943

Metal Fabrication and Distribution - 4.8%
Commercial Metals	13,180	395,005
Haynes International [a,b]	21,210	1,164,005
Insteel Industries	20,820	242,136
Kaydon Corporation	7,400	324,934
Quanex Corporation	12,300	636,402
Schnitzer Steel Industries Cl. A	12,000	852,240
Sims Group ADR [a]	43,255	1,190,378
Universal Stainless & Alloy Products [b]	9,100	270,361

		5,075,461

Total		15,019,602

Industrial Services – 17.5%
Advertising and Publishing - 0.5%
ValueClick [a,b]	28,300	488,175

Commercial Services – 8.4%
Alliance Data Systems [a,b]	14,950	710,275
Convergys Corporation [b]	5,700	85,842
Corinthian Colleges [a,b]	92,800	670,944
CRA International [a,b]	33,900	1,089,546
Forrester Research [b]	16,200	430,596
Grupo Aeroportuario del Centro Norte ADR	39,600	883,080
Hewitt Associates Cl. A [a,b]	18,500	735,745
Hudson Highland Group [b]	35,728	302,616
Manpower	10,800	607,608
MAXIMUS	8,600	315,706
MPS Group [b]	33,000	390,060
Sotheby’s	27,900	806,589
Universal Technical Institute [b]	47,300	554,829
Volt Information Sciences [b]	8,200	139,072
Waste Services [a,b]	57,218	464,610
Watson Wyatt Worldwide Cl. A	13,000	737,750

		8,924,868

Engineering and Construction - 3.0%
EMCOR Group [b]	14,300	317,603
HLS Systems International [b]	25,430	195,811
Integrated Electrical Services [a,b]	42,300	664,533
KBR	30,800	854,084
NVR [a,b]	2,000	1,195,000

		3,227,031

Food and Tobacco Processors - 0.1%
Zhongpin [b]	15,300	148,869

Industrial Distribution - 1.9%
MSC Industrial Direct Cl. A	31,000	1,309,750
Ritchie Bros. Auctioneers	9,000	739,080

		2,048,830

Printing - 0.3%
Consolidated Graphics [a,b]	5,400	302,670

Transportation and Logistics - 3.3%
Atlas Air Worldwide Holdings [a,b]	15,050	827,750
Forward Air	15,000	531,600
Landstar System	8,600	448,576
Universal Truckload Services [b]	28,100	586,447
UTI Worldwide	52,600	1,056,208

		3,450,581

Total		18,591,024

Natural Resources – 5.1%
Energy Services - 3.4%
Ensign Energy Services	27,600	538,045
Exterran Holdings [a,b]	15,700	1,013,278
SEACOR Holdings [a,b]	8,000	682,880
Trican Well Service	30,800	644,836
Trico Marine Services [a,b]	7,700	300,069
Willbros Group [a,b]	9,840	301,104
World Fuel Services	4,200	117,894

		3,598,106

Oil and Gas - 0.9%
Cano Petroleum [b]	42,600	199,368
Holly Corporation	7,500	325,575
Unit Corporation [b]	6,700	379,555

		904,498

Precious Metals and Mining - 0.2%
Brush Engineered Materials [a,b]	7,900	202,793

Real Estate - 0.6%
Avatar Holdings [a,b]	7,100	309,489
The St. Joe Company [a,b]	8,600	369,198

		678,687

Total		5,384,084

Technology – 13.6%
Aerospace and Defense - 0.6%
HEICO Corporation	8,000	390,000
HEICO Corporation Cl. A	4,600	180,458
Teledyne Technologies [a,b]	2,900	136,300

		706,758

Components and Systems - 0.3%
Acacia Research-Acacia Technologies [b]	37,850	217,637
Nam Tai Electronics [a]	11,400	109,440

		327,077

Distribution - 0.0%
China 3C Group [b]	25,100	33,885

Internet Software and Services - 1.0%
CNET Networks [a,b]	53,700	381,270
Jupitermedia Corporation [b]	100,000	209,000
Marchex Cl. B	48,600	485,028

		1,075,298

IT Services - 1.9%
Perot Systems Cl. A [a,b]	25,000	376,000
Sapient Corporation [a,b]	79,800	555,408
SRA International Cl. A [b]	37,600	914,056
Yucheng Technologies [a,b]	9,400	155,570

		2,001,034

Semiconductors and Equipment - 3.0%
Advanced Energy Industries [b]	37,600	498,576
Cymer [a,b]	150	3,906
Diodes [a,b]	26,550	583,038
Dolby Laboratories Cl. A [b]	6,100	221,186
Integrated Device Technology [b]	60,800	542,944
OmniVision Technologies [a,b]	39,300	661,026
Tessera Technologies [b]	8,500	176,800
Trident Microsystems [b]	50,500	260,075
Varian Semiconductor Equipment Associates [a,b]	7,800	219,570

		3,167,121

Software - 3.8%
Advent Software [a,b]	1,600	68,192
Aspen Technology [a,b]	20,700	263,718
Cadence Design Systems [a,b]	21,600	230,688
Digimarc Corporation [a,b]	32,100	320,679
DivX [a,b]	29,200	204,400
Fair Isaac	48,400	1,041,568
OpenTV Cl. A [a,b]	125,000	147,500
Pegasystems	112,400	1,082,412
SkillSoft ADR [b]	52,000	544,440
THQ [a,b]	4,600	100,280

		4,003,877

Telecommunications - 3.0%
ADC Telecommunications [a,b]	32,700	395,016
ADTRAN	30,400	562,400
Comtech Group [a,b]	34,300	370,097
Comtech Telecommunications [b]	9,300	362,700
Globecomm Systems [b]	32,500	282,750
Novatel Wireless [a,b]	44,000	425,920
Sierra Wireless [a,b]	18,300	291,885
Tekelec [a,b]	39,400	490,530

		3,181,298

Total		14,496,348

Miscellaneous [e] – 4.7%
Total		5,012,936

TOTAL COMMON STOCKS
(Cost $102,283,228)		101,754,670

REPURCHASE AGREEMENT – 0.8%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $795,046 (collateralized by obligations of various U.S. Government Agencies, valued at $815,419) (Cost $795,000)		795,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 13.1%
U.S. Treasury Bonds
1.75%-8.125%
due 8/15/19-11/15/28	$8,305	8,451
U.S. Treasury Notes
0.875%-3.875%
due 1/15/09-4/15/10	21,908	21,986
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-3.1825%)		13,872,133

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $13,902,570)		13,902,570

TOTAL INVESTMENTS – 109.7%
(Cost $116,980,798)		116,452,240

LIABILITIES LESS CASH AND OTHER ASSETS – (9.7)%		(10,276,186)

NET ASSETS – 100.0%		$106,176,054

SCHEDULE OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 93.5%

Consumer Products – 5.0%
Apparel, Shoes and Accessories - 3.7%
Bernard Chaus [b]	956,258	$487,691
Brown Shoe	725,200	10,928,764
dELiA*s [a,b]	1,311,135	3,500,730
Frederick’s of Hollywood Group [a,b]	700,237	1,960,664
Hanesbrands [a,b]	625,500	18,264,600
Hartmarx Corporation [b]	661,100	1,930,412
Jones Apparel Group	792,024	10,628,962
Quiksilver [a,b]	1,061,200	10,410,372
Warnaco Group (The) [a,b]	359,079	14,162,076

		72,274,271

Home Furnishing and Appliances - 0.9%
American Technology [a,b]	620,100	1,358,019
Furniture Brands International	681,200	7,970,040
La-Z-Boy [a]	890,500	7,426,770

		16,754,829

Sports and Recreation - 0.3%
Steinway Musical Instruments	217,100	6,191,692

Other Consumer Products - 0.1%
NexCen Brands [b]	413,500	1,418,305

Total		96,639,097

Consumer Services – 12.1%
Direct Marketing - 0.2%
Alloy [b]	399,700	2,937,795
Coldwater Creek [a,b]	327,810	1,655,440

		4,593,235

Leisure and Entertainment - 1.4%
Carmike Cinemas	483,659	4,972,014
Cinemark Holdings	730,600	9,344,374
Regal Entertainment Group Cl. A	677,200	13,063,188

		27,379,576

Media and Broadcasting - 0.5%
Ballantyne of Omaha [a,b]	445,800	2,046,222
Cox Radio Cl. A [a,b]	654,900	7,780,212

		9,826,434

Online Commerce - 0.2%
Autobytel [b]	1,494,829	3,228,831

Restaurants and Lodgings - 1.3%
Jamba [a,b]	1,793,367	4,752,423
Krispy Kreme Doughnuts [a,b]	1,273,100	3,882,955
Landry’s Restaurants	761,900	12,403,732
Rubio’s Restaurants [b,c]	621,000	3,552,120

		24,591,230

Retail Stores - 8.5%
bebe Stores	189,400	2,036,050
Cabela’s [a,b]	189,800	2,687,568
Cash America International	147,100	5,354,440
Children’s Place Retail Stores [a,b]	562,400	13,812,544
Collective Brands [a,b]	664,200	8,050,104
Conn’s [a,b]	474,552	7,739,943
Cost Plus [a,b]	773,965	2,592,783
Dillard’s Cl. A	540,500	9,302,005
Eddie Bauer Holdings [a,b]	351,300	1,366,557
Fred’s Cl. A	976,900	10,013,225
Gander Mountain [a,b]	691,968	4,207,165
Genesco [a,b]	276,900	6,399,159
Group 1 Automotive	180,300	4,233,444
Lithia Motors Cl. A	395,960	4,022,954
MarineMax [a,b]	723,700	9,017,302
New York & Company [a,b]	920,670	5,284,646
Pacific Sunwear of California [a,b]	625,100	7,882,511
Pep Boys-Manny, Moe & Jack	880,450	8,769,282
Rent-A-Center [a,b]	587,100	10,773,285
REX Stores [a,b]	490,100	9,640,267
Saks [b]	792,100	9,877,487
Sonic Automotive Cl. A	377,600	7,759,680
Tuesday Morning [a,b]	899,529	4,659,560
West Marine [b]	681,144	4,747,574
Wet Seal (The) Cl. A [a,b]	497,900	1,687,881
Wilsons The Leather Experts [a,b]	582,308	122,459

		162,039,875

Total		231,659,181

Financial Intermediaries – 5.2%
Banking - 3.9%
BancorpSouth	344,700	7,983,252
BankUnited Financial Cl. A	422,806	2,118,258
Cascade Financial	222,822	2,718,429
Centennial Bank Holdings [a,b]	835,001	5,243,806
First BanCorp of Puerto Rico	997,100	10,130,536
First Commonwealth Financial	677,600	7,853,384
First Niagara Financial Group	189,148	2,570,521
FirstMerit Corporation	415,100	8,575,966
Franklin Bank [b]	395,711	1,199,004
Old National Bancorp	562,800	10,130,400
Pacific Mercantile Bancorp	104,900	1,000,746
Sterling Financial	272,273	4,250,182
Superior Bancorp [a,b]	268,000	1,331,960
Texas Capital Bancshares [b]	305,900	5,163,592
Umpqua Holdings	308,100	4,778,631

		75,048,667

Insurance - 0.7%
American Equity Investment Life Holding Company	359,160	3,333,005
Horace Mann Educators	237,700	4,154,996
Meadowbrook Insurance Group	762,900	5,958,249

		13,446,250

Real Estate Investment Trusts - 0.6%
Mack-Cali Realty	240,200	8,577,542
RAIT Financial Trust	528,500	3,667,790

		12,245,332

Total		100,740,249

Financial Services – 0.5%
Diversified Financial Services - 0.2%
Advanta Corporation Cl. B	722,397	5,078,451

Investment Management - 0.3%
Evercore Partners Cl. A	308,400	5,474,100

Total		10,552,551

Health – 4.6%
Drugs and Biotech - 0.6%
Cambrex Corporation [b]	655,400	4,541,922
Par Pharmaceutical Companies [a,b]	432,050	7,513,350

		12,055,272

Health Services - 2.9%
Albany Molecular Research [a,b]	860,598	10,447,660
Allion Healthcare [b,c]	846,074	3,494,285
AMICAS [b]	765,536	1,722,456
Kindred Healthcare [a,b]	315,200	6,893,424
LifePoint Hospitals [a,b]	390,454	10,725,771
Medical Staffing Network Holdings [b]	626,035	2,929,844
PharMerica Corporation [a,b]	728,609	12,073,051
QuadraMed [a,b]	874,006	1,695,572
RehabCare Group [b]	383,444	5,751,660

		55,733,723

Medical Products and Devices - 1.1%
AngioDynamics [a,b]	189,600	2,191,776
Del Global Technologies [a,b]	753,148	1,543,953
Digirad Corporation [a,b,c]	1,025,122	2,890,844
HealthTronics [b]	768,544	2,490,083
Home Diagnostics [a,b]	612,443	4,262,603
Wright Medical Group [a,b]	292,580	7,062,881

		20,442,140

Total		88,231,135

Industrial Products – 23.5%
Building Systems and Components - 0.8%
Flanders Corporation [a,b]	1,079,220	6,572,450
NCI Building Systems [a,b]	318,700	7,712,540
PGT [a,b]	496,965	1,361,684

		15,646,674

Construction Materials - 0.6%
Building Materials Holding Corporation [a]	948,800	4,155,744
Trex Company [a,b,c]	952,800	7,508,064

		11,663,808

Industrial Components - 4.4%
Barnes Group	384,200	8,817,390
Crane Company	355,400	14,340,390
CTS Corporation	721,900	7,724,330
Deswell Industries	394,198	2,463,737
Gerber Scientific [b]	991,200	8,811,768
GrafTech International [a,b]	566,360	9,180,696
Hawk Corporation Cl. A [b]	255,900	4,483,368
Planar Systems [a,b]	685,955	2,750,680
Timken Company (The)	541,900	16,105,268
Zygo Corporation [b]	783,203	9,743,045

		84,420,672

Machinery - 6.1%
Astec Industries [a,b]	220,875	8,561,115
Baldor Electric	176,900	4,953,200
Baldwin Technology Cl. A [b]	647,000	1,662,790
EnPro Industries [a,b]	447,300	13,951,287
FEI Company [a,b]	431,300	9,415,279
Flow International [b]	1,165,686	10,829,223
Gardner Denver [b]	373,500	13,856,850
Gehl Company [a,b]	591,408	10,018,452
Hardinge	345,867	4,759,130
Intermec [a,b]	502,050	11,140,489
Keithley Instruments	442,100	4,288,370
LeCroy Corporation [a,b,c]	748,600	6,482,876
Mueller Water Products Cl. B	466,275	3,674,247
Thermadyne Holdings [a,b]	514,400	5,370,336
Trinity Industries	318,250	8,481,362

		117,445,006

Metal Fabrication and Distribution - 2.7%
Carpenter Technology	97,200	5,440,284
Commercial Metals	377,350	11,309,180
Haynes International [a,b]	237,000	13,006,560
Insteel Industries	542,284	6,306,763
NN	641,108	6,237,981
Northwest Pipe [b]	202,066	8,585,784

		50,886,552

Miscellaneous Manufacturing - 0.1%
Cherokee International [a,b]	704,333	1,317,103
Griffon Corporation [a,b]	122,700	1,055,220

		2,372,323

Paper and Packaging - 1.0%
Chesapeake Corporation [a]	898,000	4,319,380
Graphic Packaging Holding Company [a,b]	1,934,900	5,649,908
Louisiana-Pacific Corporation	937,900	8,609,922

		18,579,210

Pumps, Valves and Bearings - 0.9%
CIRCOR International	380,600	17,602,750

Specialty Chemicals and Materials - 5.6%
Aceto Corporation	938,352	6,512,163
Calgon Carbon [a,b]	493,215	7,422,886
Chemtura Corporation	839,600	6,162,664
Cytec Industries	245,000	13,193,250
Ferro Corporation	819,000	12,170,340
Lydall [a,b]	714,700	8,183,315
Material Sciences [b]	665,400	5,163,504
Park Electrochemical	534,800	13,824,580
Penford Corporation	232,512	5,052,486
PolyOne Corporation [a,b]	1,344,250	8,562,872
Quaker Chemical	331,000	10,356,990
Solutia [b]	272,500	3,815,000
Spartech Corporation	711,400	6,011,330

		106,431,380

Textiles - 1.3%
Albany International Cl. A	449,800	16,255,772
Dixie Group [b]	525,917	4,407,184
Unifi [a,b]	1,452,800	4,198,592

		24,861,548

Total		449,909,923

Industrial Services – 8.4%
Advertising and Publishing - 2.0%
Harris Interactive [a,b]	1,335,880	3,646,952
Journal Register [b]	1,795,976	987,787
McClatchy Company (The) Cl. A	770,800	8,247,560
MDC Partners Cl. A [a,b]	493,500	3,587,745
Media General Cl. A	411,400	5,767,828
MIVA [a,b]	1,392,612	2,395,293
Scholastic Corporation [b]	448,500	13,576,095

		38,209,260

Commercial Services - 2.1%
Access Integrated Technologies Cl. A [b]	889,100	2,800,665
Anacomp Cl. A [b]	105,000	32,550
Furmanite Corporation [b]	681,693	5,794,390
Gevity HR	378,614	3,278,797
Lincoln Educational Services [a,b]	466,600	5,599,200
Rentrak Corporation [a,b]	303,300	3,663,864
TRC Companies [a,b,c]	1,405,932	6,143,923
Volt Information Sciences [b]	750,503	12,728,531

		40,041,920

Engineering and Construction - 2.3%
Beazer Homes USA [a]	184,400	1,742,580
Champion Enterprises [a,b]	319,000	3,199,570
Comstock Homebuilding Cl. A [a,b,c]	1,181,411	1,004,199
Fleetwood Enterprises [b]	505,900	2,327,140
Hovnanian Enterprises Cl. A [a,b]	693,932	7,355,679
iShares Dow Jones US Home Construction Index Fund	210,700	4,232,963
M.D.C. Holdings	264,700	11,591,213
Matrix Service [b]	530,800	9,119,144
Modtech Holdings [a,b,c]	1,115,563	312,358
Toll Brothers [a,b]	141,200	3,315,376

		44,200,222

Food and Tobacco Processors - 0.3%
Andersons (The)	122,490	5,464,279

Printing - 0.5%
Bowne & Co.	628,800	9,589,200

Transportation and Logistics - 1.2%
ABX Holdings [a,b]	1,149,094	3,378,336
AirTran Holdings [b]	408,800	2,698,080
Frontier Airlines Holdings [a,b]	1,245,100	3,150,103
OceanFreight	286,494	6,271,354
Velocity Express [a,b]	102,016	137,722
YRC Worldwide [a,b]	553,727	7,264,898

		22,900,493

Total		160,405,374

Natural Resources – 3.7%
Energy Services - 1.9%
Allis-Chalmers Energy [a,b]	393,900	5,431,881
Newpark Resources [a,b]	1,865,800	9,515,580
Pioneer Drilling [b]	697,400	11,109,582
StealthGas	607,369	9,444,588

		35,501,631

Oil and Gas - 0.7%
Pengrowth Energy Trust	340,400	6,501,640
Swift Energy Company [a,b]	160,700	7,229,893

		13,731,533

Precious Metals and Mining - 1.1%
Century Aluminum [b]	76,606	5,074,381
Liberty Mines [b]	775,000	807,882
USEC [a,b]	415,875	1,538,737
Walter Industries	227,379	14,240,747

		21,661,747

Total		70,894,911

Technology – 29.9%
Aerospace and Defense - 4.4%
Applied Signal Technology [c]	703,760	8,304,368
BE Aerospace [a,b]	365,800	12,784,710
CPI Aerostructures [a,b,c]	305,100	2,440,800
Ducommun [b]	252,000	6,972,840
Esterline Technologies [a,b]	158,500	7,983,645
GenCorp [b]	1,288,642	13,260,126
Hexcel Corporation [a,b]	816,800	15,609,048
Kaman Corporation	565,700	16,003,653

		83,359,190

Components and Systems - 5.0%
Analogic Corporation	180,400	12,003,816
Benchmark Electronics [a,b]	692,450	12,429,478
Cray [a,b]	1,511,644	9,009,398
Dot Hill Systems [a,b]	1,743,288	5,229,864
Hypercom Corporation [a,b]	967,750	4,200,035
InFocus Corporation [b]	1,352,805	2,529,745
Interlink Electronics [a,b,c]	787,275	614,075
Interphase Corporation [a,b,c]	395,400	1,787,208
KEMET Corporation [a,b]	1,344,200	5,430,568
Mercury Computer Systems [a,b]	787,111	4,423,564
Merix Corporation [b,c]	1,237,200	2,523,888
Newport Corporation [a,b]	702,087	7,842,312
OSI Systems [b]	463,595	10,671,957
SCM Microsystems [a,b,c]	894,420	2,325,492
Sigmatron International [a,b,c]	309,800	1,917,662
Sparton Corporation [b]	145,654	600,094
TTM Technologies [b]	463,300	5,244,556
Vishay Intertechnology [a,b]	881,900	7,990,014

		96,773,726

Distribution - 0.2%
Bell Industries [b,c]	468,100	285,541
Bell Microproducts [a,b]	882,500	1,782,650
Data I/O Corporation [b]	335,000	1,457,250

		3,525,441

Internet Software and Services - 2.6%
EarthLink [a,b]	1,322,000	9,981,100
InfoSpace	429,579	4,970,229
Interwoven [b]	794,840	8,488,891
Jupitermedia Corporation [a,b]	680,841	1,422,958
Lionbridge Technologies [a,b]	1,104,510	3,700,108
1-800-Flowers.com Cl. A [a,b]	399,414	3,399,013
RealNetworks [a,b]	1,586,115	9,088,439
S1 Corporation [a,b]	513,406	3,650,317
SupportSoft [a,b]	1,623,600	5,357,880

		50,058,935

IT Services - 0.2%
CIBER [b]	801,323	3,926,483

Semiconductors and Equipment - 7.8%
Actel Corporation [a,b]	771,397	11,810,088
Advanced Energy Industries [a,b]	583,356	7,735,301
ANADIGICS [a,b]	783,900	5,142,384
AXT [b]	797,152	3,802,415
Brooks Automation [b]	574,800	5,587,056
BTU International [a,b]	343,030	3,155,876
California Micro Devices [b]	1,033,113	3,037,352
Cascade Microtech [a,b]	241,161	1,924,465
Cohu	418,400	6,799,000
Cypress Semiconductor [a,b]	318,100	7,510,341
Electroglas [a,b,c]	1,427,927	2,070,494
Fairchild Semiconductor International [b]	795,600	9,483,552
GSI Group [b]	1,196,476	9,308,583
Ikanos Communications [a,b]	994,921	4,546,789
Kulicke & Soffa Industries [a,b]	1,045,500	4,997,490
Maxwell Technologies [b]	706,000	7,194,140
Mentor Graphics [a,b]	363,500	3,209,705
Nanometrics [b,c]	1,030,900	7,370,935
Pericom Semiconductor [a,b]	672,969	9,879,185
PLX Technology [a,b]	774,538	5,166,168
Sanmina-SCI Corporation [a,b]	1,395,700	2,261,034
Silicon Storage Technology [a,b]	1,219,850	3,196,007
TriQuint Semiconductor [a,b]	1,609,500	8,144,070
Veeco Instruments [a,b]	668,700	11,120,481
White Electronic Designs [b]	1,042,090	4,585,196

		149,038,107

Software - 4.1%
Aspen Technology [a,b]	376,000	4,790,240
Avid Technology [b]	360,512	8,774,862
Borland Software [b]	1,300,850	2,627,717
Bottomline Technologies [a,b,c]	1,345,114	16,948,437
Concurrent Computer [a,b]	1,900,273	1,311,188
Epicor Software [a,b]	838,006	9,385,667
Evans & Sutherland Computer [a,b,c]	781,725	594,189
JDA Software Group [a,b]	313,265	5,717,086
Majesco Entertainment [b]	1,419,886	1,718,062
Moldflow Corporation [b]	261,640	4,563,002
MSC.Software [a,b]	740,900	9,624,291
QAD	918,295	7,722,861
SumTotal Systems [a,b]	1,191,869	4,970,094

		78,747,696

Telecommunications - 5.6%
ADC Telecommunications [a,b]	852,500	10,298,200
Centillium Communications [b]	1,402,523	925,665
ClearOne Communications [b,c]	715,444	3,398,359
EMS Technologies [b]	177,264	4,810,945
General Communication Cl. A [a,b]	788,445	4,841,052
Globecomm Systems [b]	677,900	5,897,730
Harmonic [a,b]	700,400	5,323,040
Harris Stratex Networks Cl. A [a,b]	999,141	10,021,384
Loral Space & Communications [a,b]	60,601	1,444,728
MasTec [a,b]	665,800	5,466,218
Network Equipment Technologies [a,b]	1,196,900	7,863,633
Oplink Communications [a,b]	560,751	4,973,861
Optical Cable [b,c]	304,965	1,524,825
Powerwave Technologies [a,b]	1,726,700	4,403,085
Radyne Corporation [b]	816,330	6,955,132
Symmetricom [a,b]	1,187,900	4,145,771
Tekelec [a,b]	1,127,200	14,033,640
Tollgrade Communications [b,c]	778,965	4,081,777
UTStarcom [a,b]	1,454,802	4,131,638
Westell Technologies Cl. A [b]	1,984,721	2,977,081

		107,517,764

Total		572,947,342

Miscellaneous [e] – 0.6%
Total		12,144,784

TOTAL COMMON STOCKS
(Cost $2,062,166,764)		1,794,124,547

REPURCHASE AGREEMENT – 6.5%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $124,240,247 (collateralized by obligations of various U.S. Government Agencies, valued at $127,342,000) (Cost $124,233,000)		124,233,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 12.6%
Fannie Mae-Notes
6.00%
due 8/29/16	$237,779	238,989
Federal Home Loan Bank-Bonds
5.25%
due 5/7/10	1	1
Freddie Mac-Bonds
4.125%
due 11/30/09	11,454	11,636
Freddie Mac-Discount Notes
due 5/16/08	138	139
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-3.1825%)		242,070,557

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $242,321,322)		242,321,322

TOTAL INVESTMENTS – 112.6%
(Cost $2,428,721,086)		2,160,678,869

LIABILITIES LESS CASH AND OTHER ASSETS – (12.6)%		(242,417,909)

NET ASSETS – 100.0%		$1,918,260,960

SCHEDULE OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 91.6%

Consumer Products – 15.6%
Apparel, Shoes and Accessories - 3.9%
Brown Shoe	621,800	$9,370,526
Carter’s [a,b]	309,600	5,000,040
K-Swiss Cl. A	356,000	5,631,920

		20,002,486

Food/Beverage/Tobacco - 3.8%
Lancaster Colony	450,000	17,982,000
National Beverage [b]	211,617	1,623,102

		19,605,102

Home Furnishing and Appliances - 7.1%
Ethan Allen Interiors	277,400	7,886,482
Koss Corporation [c]	200,000	3,460,000
National Presto Industries [c]	475,000	24,890,000

		36,236,482

Sports and Recreation - 0.8%
Escalade	490,800	4,353,396

Total		80,197,466

Consumer Services – 8.1%
Leisure and Entertainment - 0.6%
Bowl America Cl. A	209,400	3,224,760

Restaurants and Lodgings - 2.9%
CEC Entertainment [a,b]	250,000	7,220,000
Frisch’s Restaurants [c]	277,000	6,371,000
Jack in the Box [b]	50,000	1,343,500

		14,934,500

Retail Stores - 4.6%
AnnTaylor Stores [b]	203,900	4,930,302
Arden Group Cl. A	114,300	16,344,900
Dollar Tree [b]	77,500	2,138,225

		23,413,427

Total		41,572,687

Financial Services – 3.0%
Insurance Brokers - 3.0%
Hilb Rogal & Hobbs	494,000	15,546,180

Total		15,546,180

Health – 5.8%
Health Services - 0.2%
Psychemedics Corporation	57,500	1,023,500

Medical Products and Devices - 5.6%
Atrion Corporation	74,000	7,395,560
Bio-Rad Laboratories Cl. A [a,b]	240,000	21,348,000

		28,743,560

Total		29,767,060

Industrial Products – 37.0%
Automotive - 1.7%
Dorman Products [a,b]	789,000	8,481,750

Industrial Components - 3.0%
Hubbell Cl. B	131,000	5,723,390
Standex International	426,500	9,528,010
Zygo Corporation [b]	28,000	348,320

		15,599,720

Machinery - 17.3%
Ampco-Pittsburgh	207,000	8,898,930
Applied Industrial Technologies	240,000	7,173,600
Cascade Corporation	197,300	9,728,863
Hurco Companies [b]	126,500	5,917,670
Kennametal	180,200	5,303,286
K-Tron International [b]	68,900	8,275,579
Nordson Corporation	120,000	6,462,000
Regal-Beloit	243,900	8,934,057
Rofin-Sinar Technologies [b]	500,000	22,450,000
Wabtec Corporation	158,200	5,957,812

		89,101,797

Metal Fabrication and Distribution - 6.4%
Carpenter Technology	253,000	14,160,410
Insteel Industries	755,000	8,780,650
Quanex Corporation	190,000	9,830,600

		32,771,660

Miscellaneous Manufacturing - 2.7%
Carlisle Companies	285,000	9,530,400
HNI Corporation	108,200	2,909,498
Met-Pro Corporation	128,500	1,441,770

		13,881,668

Specialty Chemicals and Materials - 5.9%
H.B. Fuller Company	24,200	493,922
Hawkins [c]	547,500	8,322,000
Lubrizol Corporation	125,100	6,944,301
Park Electrochemical	451,200	11,663,520
Schulman (A.)	136,300	2,798,239

		30,221,982

Total		190,058,577

Industrial Services – 10.7%
Commercial Services - 2.2%
MPS Group [b]	349,100	4,126,362
Watson Wyatt Worldwide Cl. A	122,800	6,968,900

		11,095,262

Industrial Distribution - 4.4%
Central Steel & Wire	903	614,040
Lawson Products [c]	450,000	12,397,500
Watsco	234,400	9,708,848

		22,720,388

Printing - 3.0%
CSS Industries	435,000	15,207,600

Transportation and Logistics - 1.1%
Arkansas Best	178,800	5,696,568

Total		54,719,818

Natural Resources - 4.7%
Energy Services - 4.7%
NATCO Group Cl. A [a,b]	65,400	3,057,450
RPC	412,600	6,267,394
Superior Well Services [a,b]	255,300	5,583,411
Trico Marine Services [a,b]	239,000	9,313,830

Total		24,222,085

Technology – 6.0%
Components and Systems - 3.6%
AVX Corporation	440,800	5,646,648
Imation Corporation	5,000	113,700
Rimage Corporation [b]	185,300	4,058,070
Thomas & Betts [b]	231,600	8,423,292

		18,241,710

Semiconductors and Equipment - 2.4%
Advanced Energy Industries [b]	243,200	3,224,832
CyberOptics Corporation [b]	177,190	1,934,915
MKS Instruments [b]	345,000	7,383,000

		12,542,747

Total		30,784,457

Miscellaneous [e] – 0.7%
Total		3,553,957

TOTAL COMMON STOCKS
(Cost $394,370,055)		470,422,287

REPURCHASE AGREEMENT – 8.1%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $41,735,434 (collateralized by obligations of various U.S. Government Agencies, valued at $42,780,688) (Cost $41,733,000)		41,733,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.5%
Money Market Funds
AIM Liquid Assets Institutional Fund
(7 day yield-3.1136%)
(Cost $12,799,020)		12,799,020

TOTAL INVESTMENTS – 102.2%
(Cost $448,902,075)		524,954,307

LIABILITIES LESS CASH AND OTHER ASSETS – (2.2)%		(11,204,705)

NET ASSETS – 100.0%		$513,749,602

SCHEDULE OF INVESTMENTS
ROYCE VALUE FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 95.2%

Consumer Products – 5.3%
Apparel, Shoes and Accessories - 0.5%
Fossil [b]	137,500	$4,199,250

Collectibles - 0.3%
RC2 Corporation [a,b]	126,842	2,659,877

Health, Beauty and Nutrition - 1.0%
Nu Skin Enterprises Cl. A	496,700	8,950,534

Home Furnishing and Appliances - 0.3%
Rational	13,190	2,611,322

Sports and Recreation - 3.2%
Thor Industries	575,900	17,144,543
Winnebago Industries	655,035	11,070,091

		28,214,634

Total		46,635,617

Consumer Services – 5.2%
Leisure and Entertainment - 1.0%
International Speedway Cl. A	217,700	8,969,240

Retail Stores - 4.2%
American Eagle Outfitters	601,400	10,530,514
AnnTaylor Stores [b]	100,100	2,420,418
Buckle (The)	280,600	12,551,238
Dress Barn (The) [a,b]	843,800	10,918,772

		36,420,942

Total		45,390,182

Financial Intermediaries – 5.8%
Insurance - 3.1%
Aspen Insurance Holdings	320,900	8,465,342
Max Capital Group	373,797	9,789,743
PartnerRe	116,300	8,873,690

		27,128,775

Securities Brokers - 2.7%
Knight Capital Group Cl. A [b]	1,448,000	23,515,520

Total		50,644,295

Health – 3.4%
Drugs and Biotech - 2.0%
Endo Pharmaceuticals Holdings [b]	717,400	17,174,556

Medical Products and Devices - 0.7%
Vital Signs	124,192	6,290,325

Personal Care - 0.7%
NBTY [a,b]	211,800	6,343,410

Total		29,808,291

Industrial Products – 19.7%
Building Systems and Components - 2.4%
Drew Industries [a,b]	273,133	6,680,833
Simpson Manufacturing	520,200	14,139,036

		20,819,869

Machinery - 7.0%
Applied Industrial Technologies	351,100	10,494,379
Gardner Denver [b]	539,800	20,026,580
Lincoln Electric Holdings	322,900	20,823,821
Pfeiffer Vacuum Technology	80,600	7,429,754
Woodward Governor	102,734	2,745,052

		61,519,586

Metal Fabrication and Distribution - 9.4%
Carpenter Technology	102,300	5,725,731
Haynes International [a,b]	78,314	4,297,872
Quanex Corporation	63,841	3,303,133
Reliance Steel & Aluminum	454,200	27,188,412
Schnitzer Steel Industries Cl. A	302,200	21,462,244
Sims Group ADR	732,938	20,170,454

		82,147,846

Specialty Chemicals and Materials - 0.9%
Westlake Chemical	622,600	8,124,930

Total		172,612,231

Industrial Services – 12.0%
Commercial Services - 7.9%
CRA International [a,b]	294,399	9,461,984
Heidrick & Struggles International	550,566	17,909,912
Korn/Ferry International [a,b]	1,159,700	19,598,930
Resources Connection [b]	533,169	9,527,730
TrueBlue [b]	947,537	12,734,897

		69,233,453

Food and Tobacco Processors - 1.8%
Sanderson Farms	417,351	15,863,512

Industrial Distribution - 0.7%
MSC Industrial Direct Cl. A	148,000	6,253,000

Transportation and Logistics - 1.6%
Arkansas Best	211,200	6,728,832
Heartland Express	493,800	7,041,588

		13,770,420

Total		105,120,385

Natural Resources – 30.7%
Energy Services - 13.3%
Ensign Energy Services	929,800	18,125,869
Helmerich & Payne	181,200	8,492,844
Oil States International [b]	658,700	29,516,347
Patterson-UTI Energy	571,500	14,961,870
RPC	573,000	8,703,870
Superior Well Services [b]	661,881	14,475,337
Tesco Corporation [a,b]	210,400	5,039,080
Trican Well Service	805,700	16,868,326

		116,183,543

Oil and Gas - 6.8%
Cimarex Energy	234,300	12,825,582
Frontier Oil	229,000	6,242,540
Grey Wolf [a,b]	1,744,900	11,830,422
Unit Corporation [b]	512,375	29,026,044

		59,924,588

Precious Metals and Mining - 10.6%
Agnico-Eagle Mines	314,500	21,294,795
Fronteer Development Group [b]	1,327,300	6,477,224
Ivanhoe Mines [b]	1,386,600	14,309,712
Lundin Mining [a,b]	250,000	1,697,500
Pan American Silver [a,b]	508,430	19,508,459
Red Back Mining [b]	1,165,200	7,946,223
Silver Standard Resources [a,b]	702,701	21,312,921

		92,546,834

Total		268,654,965

Technology – 10.8%
Components and Systems - 0.1%
Synaptics [a,b]	24,615	587,806

Semiconductors and Equipment - 7.4%
Advanced Energy Industries [a,b]	690,967	9,162,222
Cabot Microelectronics [a,b]	62,200	1,999,730
Entegris [a,b]	607,190	4,365,696
Fairchild Semiconductor International [b]	525,600	6,265,152
Lam Research [a,b]	261,800	10,005,996
MKS Instruments [b]	787,600	16,854,640
Novellus Systems [a,b]	406,431	8,555,373
Verigy [b]	426,700	8,039,028

		65,247,837

Telecommunications - 3.3%
Comtech Telecommunications [b]	211,600	8,252,400
Foundry Networks [b]	995,100	11,523,258
NETGEAR [b]	440,000	8,778,000

		28,553,658

Total		94,389,301

Miscellaneous [e] – 2.3%
Total		19,762,708

TOTAL COMMON STOCKS
(Cost $822,943,367)		833,017,975

REPURCHASE AGREEMENT – 5.6%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $49,398,881 (collateralized by obligations of various U.S. Government Agencies, valued at $50,634,206) (Cost $49,396,000)		49,396,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 3.4%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-3.1825%)
(Cost $29,870,887)		29,870,887

TOTAL INVESTMENTS – 104.2%
(Cost $902,210,254)		912,284,862

LIABILITIES LESS CASH AND OTHER ASSETS – (4.2)%		(36,825,240)

NET ASSETS – 100.0%		$875,459,622

SCHEDULE OF INVESTMENTS
ROYCE VALUE PLUS FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 93.7%

Consumer Products – 4.9%
Apparel, Shoes and Accessories - 1.2%
Gildan Activewear [a,b]	904,400	$33,788,384

Consumer Electronics - 1.5%
Harman International Industries	549,320	23,917,393
Sonic Solutions [a,b,c]	1,711,900	16,519,835

		40,437,228

Health, Beauty and Nutrition - 1.1%
Nu Skin Enterprises Cl. A	283,300	5,105,066
Nutri System [a,b]	1,574,974	23,734,858

		28,839,924

Home Furnishing and Appliances - 0.6%
DTS [a,b]	459,200	11,020,800
Select Comfort [b]	1,179,300	4,245,480

		15,266,280

Sports and Recreation - 0.5%
Thor Industries	480,800	14,313,416

Total		132,645,232

Consumer Services – 4.2%
Leisure and Entertainment - 0.9%
DreamWorks Animation SKG Cl. A [b]	987,200	25,450,016

Online Commerce – 0.1%
Liquidity Services [b]	419,000	3,352,000

Restaurants and Lodgings – 0.4%
Cosi [b,c]	3,997,600	11,473,112

Retail Stores – 2.8%
A.C. Moore Arts & Crafts [b,c]	1,803,100	12,297,142
Casual Male Retail Group [b,c]	4,081,600	17,142,720
Christopher & Banks [c]	2,531,900	25,293,681
The Men’s Wearhouse	200,000	4,654,000
Tractor Supply [a,b]	400,000	15,808,000

		75,195,543

Total		115,470,671

Financial Intermediaries – 4.4%
Banking - 1.1%
Bancorp (The) [b]	696,300	8,411,304
Enterprise Financial Services	624,800	15,620,000
Umpqua Holdings	300,000	4,653,000

		28,684,304

Securities Brokers – 2.3%
Knight Capital Group Cl. A [b]	2,703,800	43,909,712
Tradestation Group [a,b]	2,190,000	18,658,800

		62,568,512

Securities Exchanges – 1.0%
TSX Group	735,700	27,831,099

Total		119,083,915

Financial Services – 3.0%
Diversified Financial Services – 0.3%
MarketAxess Holdings [a,b]	805,000	8,001,700

Information and Processing – 1.1%
SEI Investments	1,236,500	30,529,185

Insurance Brokers – 0.8%
Brown & Brown	1,187,100	20,631,798

Investment Management – 0.2%
U.S. Global Investors Cl. A	500,000	6,770,000

Special Purpose Acquisition Corporation – 0.6%
Heckmann Corporation (Units) [b]	2,000,000	16,020,000

Total		81,952,683

Health – 9.8%
Drugs and Biotech – 5.0%
Alpharma Cl. A [b]	1,375,100	36,041,371
Arena Pharmaceuticals [a,b]	2,012,000	13,762,080
Cerus Corporation [a,b,c]	2,634,500	15,201,065
Dyax Corporation [b,c]	4,063,060	19,137,012
Exelixis [a,b]	1,118,100	7,770,795
PharmaNet Development Group [b,c]	1,141,300	28,794,999
Theratechnologies [b]	2,214,000	15,055,502

		135,762,824

Health Services – 1.0%
Cypress Bioscience [b,c]	2,384,200	17,070,872
LHC Group [a,b]	517,600	8,695,680

		25,766,552

Medical Products and Devices – 3.2%
Anika Therapeutics [b,c]	1,042,395	8,839,510
Caliper Life Sciences [a,b]	2,141,700	8,031,375
HealthTronics [b,c]	3,158,000	10,231,920
Patterson Companies [a,b]	721,300	26,183,190
Shamir Optical Industry [c]	899,900	6,398,289
Stereotaxis [a,b]	1,140,500	6,751,760
Vital Images [a,b,c]	1,464,200	21,699,444

		88,135,488

Personal Care – 0.6%
Inter Parfums	764,700	16,884,576

Total		266,549,440

Industrial Products – 13.0%
Automotive – 1.0%
Spartan Motors [c]	3,225,729	27,289,667

Building Systems and Components – 0.7%
Drew Industries [b]	811,000	19,837,060

Industrial Components – 1.1%
CLARCOR	819,300	29,126,115

Machinery – 4.0%
Kennametal	1,012,200	29,789,046
Lincoln Electric Holdings	133,900	8,635,211
National Instruments	656,500	17,160,910
Tennant Company	782,100	31,135,401
Woodward Governor	865,600	23,128,832

		109,849,400

Metal Fabrication and Distribution – 4.0%
Houston Wire & Cable [c]	992,000	15,891,840
Reliance Steel & Aluminum	809,700	48,468,642
Schnitzer Steel Industries Cl. A	404,130	28,701,313
Sims Group	593,000	16,231,588

		109,293,383

Miscellaneous Manufacturing – 0.7%
Raven Industries	641,800	19,446,540

Specialty Chemicals and Materials – 0.9%
Symyx Technologies [a,b,c]	3,336,477	25,023,578

Textiles - 0.6%
UniFirst Corporation	399,400	14,813,746

Total		354,679,489

Industrial Services – 11.0%
Commercial Services – 3.3%
Cintas Corporation	783,700	22,366,798
eTelecare Global Solutions ADR [b]	780,000	4,656,600
MPS Group [b]	1,472,900	17,409,678
PeopleSupport [b,c]	1,900,900	17,336,208
TrueBlue [b]	1,245,200	16,735,488
Universal Technical Institute [b]	969,700	11,374,581

		89,879,353

Engineering and Construction – 0.3%
Intermap Technologies [b]	1,672,900	9,094,239

Food and Tobacco Processors – 0.9%
Sanderson Farms	665,549	25,297,518

Industrial Distribution – 4.5%
Grainger (W.W.)	339,600	25,942,044
MSC Industrial Direct Cl. A	745,600	31,501,600
Ritchie Bros. Auctioneers	402,329	33,039,257
Watsco	731,100	30,282,162

		120,765,063

Transportation and Logistics – 2.0%
Celadon Group [a,b,c]	2,184,200	21,143,056
Pacer International	1,085,500	17,834,765
Universal Truckload Services [b]	674,600	14,078,902

		53,056,723

Total		298,092,896

Natural Resources – 20.6%
Energy Services – 5.5%
Calfrac Well Services	860,200	18,730,060
Carbo Ceramics	624,400	25,038,440
Ensign Energy Services	1,548,800	30,192,886
Pason Systems	1,491,000	21,933,947
Tesco Corporation [b]	842,700	20,182,665
Trican Well Service	1,603,800	33,577,536

		149,655,534

Oil and Gas – 3.1%
Bill Barrett [b]	679,700	32,115,825
Unit Corporation [b]	926,300	52,474,895

		84,590,720

Precious Metals and Mining – 12.0%
Agnico-Eagle Mines	704,700	47,715,237
Alamos Gold [b]	2,981,600	17,428,613
AMCOL International	518,238	16,184,573
Denison Mines [b]	2,057,700	12,942,933
Equinox Minerals [b]	2,370,500	11,269,950
Fronteer Development Group [a,b]	2,556,000	12,473,280
Gabriel Resources [b]	5,952,300	9,800,172
Gammon Gold [a,b]	2,916,200	21,900,662
Ivanhoe Mines [b]	4,675,900	48,255,288
Lundin Mining [a,b]	800,000	5,432,000
NovaGold Resources [b]	4,406,600	33,974,886
Red Back Mining [b]	2,150,000	14,662,185
Silver Standard Resources [a,b]	1,061,000	32,180,130
Silvercorp Metals	3,689,600	29,475,104
Uranium Resources [a,b]	2,315,200	13,868,048

		327,563,061

Total		561,809,315

Technology – 20.1%
Aerospace and Defense – 0.4%
FLIR Systems [a,b]	428,400	12,890,556

Components and Systems – 1.7%
Checkpoint Systems [b]	765,800	20,561,730
Electro Scientific Industries [b]	756,000	12,458,880
Energy Conversion Devices [a,b]	100,000	2,990,000
Mercury Computer Systems [b,c]	1,776,049	9,981,395

		45,992,005

Internet Software and Services – 2.6%
Answers Corporation [a,b,c]	575,010	2,938,301
eResearch Technology [b]	1,573,200	19,539,144
Packeteer [b,c]	2,044,400	10,405,996
RADVision [b,c]	1,612,500	10,642,500
RealNetworks [b]	4,635,400	26,560,842

		70,086,783

IT Services – 1.1%
Entrust [b]	2,416,034	6,040,085
Perot Systems Cl. A [b]	1,543,200	23,209,728

		29,249,813

Semiconductors and Equipment – 7.1%
Axcelis Technologies [b]	3,601,400	20,167,840
Dolby Laboratories Cl. A [b]	198,362	7,192,606
Exar Corporation [a,b]	950,000	7,818,500
Fairchild Semiconductor International [b]	2,091,600	24,931,872
GSI Group [b]	1,626,800	12,656,504
IPG Photonics [b]	1,744,099	27,364,914
MKS Instruments [b]	810,900	17,353,260
Skyworks Solutions [b]	3,626,700	26,402,376
Supertex [a,b,c]	1,170,600	23,891,946
Tessera Technologies [b]	1,200,100	24,962,080

		192,741,898

Software - 4.8%
Avid Technology [b]	1,477,100	35,952,614
Digi International [a,b,c]	1,287,700	14,860,058
DivX [b,c]	1,786,300	12,504,100
Epicor Software [b]	1,107,200	12,400,640
FARO Technologies [a,b]	654,300	20,401,074
MSC.Software [b]	2,008,000	26,083,920
Ulticom [b]	1,446,300	9,285,246

		131,487,652

Telecommunications – 2.4%
ADTRAN	647,300	11,975,050
Extreme Networks [b]	3,400,000	10,540,000
Foundry Networks [b]	1,912,000	22,140,960
Optium Corporation [a,b,c]	2,111,800	14,845,954
Orbcomm [a,b]	1,185,600	5,880,576

		65,382,540

Total		547,831,247

Miscellaneous [e] – 2.7%
Total		73,257,459

TOTAL COMMON STOCKS
(Cost $2,830,845,035)		2,551,372,347

REPURCHASE AGREEMENT – 7.2%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $197,515,521 (collateralized by obligations of various U.S. Government Agencies, valued at $202,443,200)
(Cost $197,504,000)		197,504,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES LOANED – 6.3%
U.S. Treasury Bonds
1.75%-8.125%
due 8/15/19-4/15/29	$245,380	247,889
U.S. Treasury Notes
0.875%-3.875%
due 11/15/08-4/15/10	71,832	72,063
U.S. Treasury Strip-Interest
due 5/15/20-8/15/21	21,327	21,327
U.S. Treasury Strip-Principal
due 11/15/27	192,113	192,113
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-3.1825%)		171,018,064

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $171,551,456)		171,551,456

TOTAL INVESTMENTS – 107.2%
(Cost $3,199,900,491)		2,920,427,803

LIABILITIES LESS CASH AND OTHER ASSETS – (7.2)%		(196,910,143)

NET ASSETS – 100.0%		$2,723,517,660

SCHEDULE OF INVESTMENTS
ROYCE TECHNOLOGY VALUE FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 83.8%

Commercial Services – 2.2%
Convergys Corporation [b]	10,000	$150,600
TeleTech Holdings [b]	7,500	168,450

Total		319,050

Components and Systems – 7.1%
Brocade Communications Systems [b]	25,000	182,500
OSI Systems [b]	12,000	276,240
Super Micro Computer [b]	30,000	250,500
TTM Technologies [b]	27,000	305,640

Total		1,014,880

Consumer Electronics – 2.5%
Sonic Solutions [b]	37,500	361,875

Total		361,875

Health Services – 1.1%
Allscripts Healthcare Solutions [b]	15,000	154,800

Total		154,800

Internet Software and Services – 6.4%
Blue Coat Systems [b]	6,000	132,240
ePresence [b,d]	350,000	0
Perficient [b]	12,500	99,250
SupportSoft [b]	60,000	198,000
Synchronoss Technologies [b]	7,500	150,225
United Online	22,600	238,656
Website Pros [b]	10,000	98,300

Total		916,671

IT Services – 3.7%
Jack Henry & Associates	5,001	123,375
Rainmaker Systems [b]	60,000	195,000
Sykes Enterprises [b]	5,000	87,950
Virtusa Corporation [b]	12,500	122,000

Total		528,325

Online Commerce – 1.9%
InsWeb Corporation [b]	25,000	268,250

Total		268,250

Securities Brokers – 0.9%
Knight Capital Group Cl. A [b]	8,000	129,920

Total		129,920

Semiconductors and Equipment – 27.9%
Advanced Energy Industries [b]	12,500	165,750
Brooks Automation [b]	40,000	388,800
Cabot Microelectronics [b]	7,500	241,125
Entegris [b]	15,000	107,850
Fairchild Semiconductor International [b]	25,000	298,000
GSI Group [b]	30,000	233,400
Integrated Device Technology [b]	17,500	156,275
Lam Research [b]	5,000	191,100
Microsemi [b]	10,000	228,000
MKS Instruments [b]	18,000	385,200
OmniVision Technologies [b]	15,000	252,300
Semitool [b]	25,000	208,000
Silicon Motion Technology ADR [b]	10,000	141,200
Skyworks Solutions [b]	15,000	109,200
Techwell [b]	18,000	195,120
Tessera Technologies [b]	7,500	156,000
Trident Microsystems [b]	80,000	412,000
Varian Semiconductor Equipment Associates [b]	5,000	140,750

Total		4,010,070

Software - 12.1%
Aspen Technology [b]	12,500	159,250
Avid Technology [b]	6,000	146,040
DivX [b]	20,000	140,000
Double-Take Software [b]	15,000	175,200
ILOG ADR [b]	10,000	95,000
MSC.Software [b]	15,000	194,850
Pegasystems	30,000	288,900
SeaChange International [b]	30,000	210,900
Synopsys [b]	7,500	170,325
THQ [b]	7,500	163,500

Total		1,743,965

Specialty Chemicals and Materials – 1.6%
Symyx Technologies [b]	30,000	225,000

Total		225,000

Telecommunications – 12.4%
ADTRAN	12,500	231,250
Arris Group [b]	20,000	116,400
BigBand Networks [b]	25,000	143,250
Comtech Telecommunications [b]	5,050	196,950
Comverse Technology [b]	15,000	234,300
Foundry Networks [b]	27,600	319,608
NeuStar Cl. A [b]	4,000	105,920
Novatel Wireless [b]	40,000	387,200
RF Micro Devices [b]	20,000	53,200

Total		1,788,078

Miscellaneous [e] – 4.0%
Total		571,540

TOTAL COMMON STOCKS
(Cost $13,657,631)		12,032,424

REPURCHASE AGREEMENT – 14.0%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $2,003,117 (collateralized by obligations of various U.S. Government Agencies, valued at $2,056,725)
(Cost $2,003,000)		2,003,000

TOTAL INVESTMENTS – 97.8%
(Cost $15,660,631)		14,035,424

CASH AND OTHER ASSETS LESS LIABILITIES – 2.2%		319,412

NET ASSETS – 100.0%		$14,354,836

SCHEDULE OF INVESTMENTS
ROYCE 100 FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 91.1%

Consumer Products – 2.2%
Apparel, Shoes and Accessories – 1.3%
Columbia Sportswear	6,900	$303,807
K-Swiss Cl. A	11,200	177,184

		480,991

Home Furnishing and Appliances – 0.9%
Ethan Allen Interiors	11,600	329,788

Total		810,779

Consumer Services – 3.2%
Retail Stores – 3.2%
Dollar Tree [b]	10,500	289,695
Dress Barn (The) [b]	33,000	427,020
Tiffany & Co.	10,800	451,872

Total		1,168,587

Financial Intermediaries – 6.4%
Banking - 1.4%
BOK Financial	9,800	511,854

Securities Brokers – 5.0%
FBR Capital Markets [b]	40,600	274,050
Interactive Brokers Group Cl. A [b]	8,900	228,463
Jefferies Group	17,800	287,114
Lazard Cl. A	18,100	691,420
Stifel Financial [b]	7,000	314,300

		1,795,347

Total		2,307,201

Financial Services – 14.4%
Diversified Financial Services – 1.3%
Visa Cl. A [b]	7,600	473,936

Information and Processing – 2.2%
Morningstar [b]	5,100	312,885
SEI Investments	19,000	469,110

		781,995

Insurance Brokers – 1.6%
Brown & Brown	13,000	225,940
eHealth [b]	16,200	357,534

		583,474

Investment Management – 9.3%
Affiliated Managers Group [b]	6,600	598,884
AllianceBernstein Holding L.P.	9,100	576,758
Cohen & Steers	17,500	463,575
Eaton Vance	10,800	329,508
Federated Investors Cl. B	6,400	250,624
Janus Capital Group	14,000	325,780
Waddell & Reed Financial Cl. A	16,200	520,506
Westwood Holdings Group	7,100	267,670

		3,333,305

Total		5,172,710

Health – 2.0%
Drugs and Biotech – 1.2%
Perrigo Company	11,700	441,441

Medical Products and Devices – 0.8%
IDEXX Laboratories [b]	6,000	295,560

Total		737,001

Industrial Products – 22.6%
Automotive – 2.0%
Copart [b]	2,300	89,148
Gentex Corporation	13,400	229,810
WABCO Holdings	8,400	383,208

		702,166

Building Systems and Components – 1.3%
Drew Industries [b]	9,500	232,370
Simpson Manufacturing	8,200	222,876

		455,246

Industrial Components – 2.4%
CLARCOR	8,200	291,510
Donaldson Company	8,400	338,352
PerkinElmer	9,800	237,650

		867,512

Machinery – 11.8%
Coherent [b]	9,700	270,533
Franklin Electric	13,100	447,627
Gardner Denver [b]	6,800	252,280
Graco	5,900	213,934
Kennametal	17,000	500,310
Lincoln Electric Holdings	10,400	670,696
National Instruments	17,100	446,994
Nordson Corporation	6,200	333,870
Rofin-Sinar Technologies [b]	10,200	457,980
Tennant Company	9,500	378,195
Woodward Governor	9,800	261,856

		4,234,275

Metal Fabrication and Distribution – 3.7%
Haynes International [b]	10,700	587,216
Quanex Corporation	5,800	300,092
Sims Group ADR	16,810	462,611

		1,349,919

Miscellaneous Manufacturing – 1.4%
Raven Industries	8,200	248,460
Smith (A.O.) Corporation	8,200	269,534

		517,994

Total		8,127,112

Industrial Services – 17.7%
Commercial Services – 8.0%
Corinthian Colleges [b]	21,200	153,276
Corporate Executive Board	8,300	335,984
CRA International [b]	15,313	492,160
Grupo Aeroportuario del Centro Norte ADR	15,100	336,730
Hewitt Associates Cl. A [b]	6,900	274,413
Manpower	3,800	213,788
MPS Group [b]	21,700	256,494
Sotheby’s	9,700	280,427
Universal Technical Institute [b]	13,600	159,528
Watson Wyatt Worldwide Cl. A	6,500	368,875

		2,871,675

Engineering and Construction – 3.1%
Integrated Electrical Services [b]	30,400	477,584
KBR	12,600	349,398
NVR [b]	500	298,750

		1,125,732

Food and Tobacco Processors – 1.0%
Sanderson Farms	9,200	349,692

Industrial Distribution – 2.1%
MSC Industrial Direct Cl. A	12,400	523,900
Ritchie Bros. Auctioneers	2,900	238,148

		762,048

Printing - 0.6%
Courier Corporation	7,775	193,986

Transportation and Logistics – 2.9%
Arkansas Best	7,900	251,694
Landstar System	4,900	255,584
Universal Truckload Services [b]	10,500	219,135
UTI Worldwide	16,500	331,320

		1,057,733

Total		6,360,866

Natural Resources – 8.4%
Energy Services – 6.3%
Carbo Ceramics	8,600	344,860
Ensign Energy Services	19,300	376,242
Exterran Holdings [b]	5,400	348,516
Pason Systems	34,900	513,410
SEACOR Holdings [b]	2,200	187,792
Trican Well Service	24,400	510,844

		2,281,664

Oil and Gas – 1.1%
Unit Corporation [b]	6,800	385,220

Real Estate – 1.0%
W.P. Carey & Co.	11,600	347,652

Total		3,014,536

Technology – 9.8%
Aerospace and Defense – 1.1%
HEICO Corporation Cl. A	10,100	396,223

Components and Systems – 1.5%
Dionex Corporation [b]	3,200	246,368
Plexus Corporation [b]	10,900	305,745

		552,113

IT Services – 3.1%
Gartner [b]	24,100	466,094
Sapient Corporation [b]	37,900	263,784
SRA International Cl. A [b]	16,200	393,822

		1,123,700

Semiconductors and Equipment – 0.8%
Diodes [b]	12,650	277,794

Software - 2.2%
Fair Isaac	13,500	290,520
FARO Technologies [b]	8,200	255,676
Pegasystems	25,800	248,454

		794,650

Telecommunications – 1.1%
Foundry Networks [b]	32,500	376,350

Total		3,520,830

Miscellaneous [e] – 4.4%
Total		1,574,690

TOTAL COMMON STOCKS
(Cost $31,447,517)		32,794,312

REPURCHASE AGREEMENT – 8.4%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $3,037,177 (collateralized by obligations of various U.S. Government Agencies, valued at $3,113,450)
(Cost $3,037,000)		3,037,000

TOTAL INVESTMENTS – 99.5%
(Cost $34,484,517)		35,831,312

CASH AND OTHER ASSETS LESS LIABILITIES – 0.5%		180,915

NET ASSETS – 100.0%		$36,012,227

SCHEDULE OF INVESTMENTS
ROYCE DISCOVERY FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.6%

Consumer Products – 5.6%
Apparel, Shoes and Accessories – 2.1%
Jos. A. Bank Clothiers [b]	1,200	$24,600
Lakeland Industries [b]	2,050	23,964
Weyco Group	837	24,834

		73,398

Food/Beverage/Tobacco – 0.8%
Schiff Nutrition International Cl. A	4,800	28,752

Home Furnishing and Appliances – 1.8%
Hooker Furniture	1,400	31,276
National Presto Industries	600	31,440

		62,716

Sports and Recreation – 0.9%
Aldila	1,509	17,203
Arctic Cat	1,700	12,393

		29,596

Total		194,462

Consumer Services – 6.2%
Direct Marketing – 0.7%
Zones [b]	3,000	24,630

Leisure and Entertainment – 0.5%
New Frontier Media	3,600	16,056

Media and Broadcasting – 1.1%
ADDvantage Technologies Group [b]	4,800	16,608
Saga Communications Cl. A [b]	4,000	22,400

		39,008

Restaurants and Lodgings – 1.2%
Nathan’s Famous [b]	1,800	25,200
Steak n Shake [b]	2,000	15,740

		40,940

Retail Stores – 2.3%
Build-A-Bear Workshop [b]	1,900	17,271
Citi Trends [b]	1,900	35,055
Shoe Carnival [b]	2,100	28,413

		80,739

Other Consumer Services – 0.4%
WPCS International [b]	2,600	15,314

Total		216,687

Financial Intermediaries – 14.4%
Banking - 3.8%
City Bank	1,400	31,178
First Financial Service	1,210	28,858
Great Southern Bancorp	1,300	20,293
Northrim BanCorp	1,500	27,270
Republic First Bancorp [b]	400	1,972
West Coast Bancorp	1,500	21,885

		131,456

Insurance – 10.6%
American Safety Insurance Holdings [b]	2,800	47,880
Amerisafe [b]	1,900	24,016
Baldwin & Lyons Cl. B	1,100	28,248
CRM Holdings [b]	3,800	19,038
Donegal Group Cl. A	459	7,987
EMC Insurance Group	1,300	34,957
First Mercury Financial [b]	1,500	26,115
FPIC Insurance Group [b]	700	32,998
Mercer Insurance Group	1,600	27,824
NYMAGIC	1,300	29,523
Procentury Corporation	2,000	36,000
SeaBright Insurance Holdings [b]	2,000	29,460
21st Century Holding Company	1,800	23,058

		367,104

Total		498,560

Financial Services – 1.1%
Insurance Brokers – 0.3%
Brooke Corporation	3,500	11,340

Specialty Finance – 0.8%
Willis Lease Finance [b]	2,100	26,397

Total		37,737

Health – 20.5%
Drugs and Biotech – 7.4%
Bentley Pharmaceuticals [b]	2,500	40,625
Draxis Health [b]	7,500	35,850
Harvard Bioscience [b]	6,400	32,000
Neogen Corporation [b]	2,850	71,535
QLT [b]	400	1,420
RTI Biologics [b]	3,172	29,975
Sinovac Biotech [b]	5,400	19,656
Theragenics Corporation [b]	6,700	26,398

		257,459

Health Services – 2.4%
Almost Family [b]	1,500	29,865
MedCath Corporation [b]	1,300	23,660
Psychemedics Corporation	1,700	30,260

		83,785

Medical Products and Devices – 9.9%
Anika Therapeutics [b]	2,000	16,960
Atrion Corporation	200	19,988
Bovie Medical [b]	4,000	25,600
Cantel Medical [b]	1,600	16,992
Cardiac Science [b]	3,100	25,885
Cutera [b]	1,400	18,858
Cynosure Cl. A [b]	1,700	36,210
Exactech [b]	1,500	37,785
HealthTronics [b]	4,088	13,245
IRIS International [b]	1,000	13,270
Medical Action Industries [b]	1,400	23,002
Natus Medical [b]	2,000	36,300
Osteotech [b]	3,700	17,575
Zoll Medical [b]	1,600	42,544

		344,214

Personal Care – 0.8%
CCA Industries	2,800	25,424

Total		710,882

Industrial Products – 7.9%
Automotive – 0.4%
Miller Industries [b]	1,400	13,482

Machinery – 2.5%
Core Molding Technologies [b]	2,400	16,920
Gehl Company [b]	1,200	20,328
Hurco Companies [b]	700	32,746
Twin Disc	1,000	15,820

		85,814

Metal Fabrication and Distribution – 2.5%
Friedman Industries	3,300	16,995
North American Galvanizing & Coating [b]	4,200	23,100
Olympic Steel	1,000	45,100

		85,195

Miscellaneous Manufacturing – 1.1%
AZZ [b]	1,100	39,138

Paper and Packaging – 0.8%
Kapstone Paper and Packaging [b]	4,200	27,804

Other Industrial Products – 0.6%
Media Sciences International [b]	5,900	21,240

Total		272,673

Industrial Services – 8.5%
Commercial Services – 3.3%
Barrett Business Services	1,400	23,982
RCM Technologies [b]	6,200	23,932
Rentrak Corporation [b]	800	9,664
Spherion Corporation [b]	4,000	24,480
Thomas Group	2,600	6,578
Volt Information Sciences [b]	1,600	27,136

		115,772

Engineering and Construction – 0.6%
Baker (Michael) [b]	900	20,214

Food and Tobacco Processors – 0.7%
Imperial Sugar	1,200	22,584

Industrial Distribution – 0.0%
Huttig Building Products [b]	400	928

Printing - 2.5%
CSS Industries	1,581	55,272
Schawk	2,000	31,980

		87,252

Transportation and Logistics – 1.4%
Celadon Group [b]	3,900	37,752
Vitran Corporation Cl. A [b]	700	9,989

		47,741

Total		294,491

Natural Resources – 6.8%
Energy Services – 1.2%
Union Drilling [b]	2,300	40,227

Oil and Gas – 3.7%
Bronco Drilling [b]	1,900	30,609
EnergySouth	600	31,314
Magellan Petroleum [b]	14,300	16,874
Meridian Resource [b]	13,600	20,128
TransGlobe Energy [b]	5,900	28,910

		127,835

Precious Metals and Mining – 1.3%
International Royalty	5,000	25,300
Richmont Mines [b]	6,000	21,660

		46,960

Real Estate – 0.6%
Gyrodyne Company of America	500	19,625

Total		234,647

Technology – 21.6%
Aerospace and Defense – 5.9%
American Science & Engineering	700	38,199
Axsys Technologies [b]	1,684	83,998
Dynamics Research [b]	2,500	25,275
Hi-Shear Technology	2,900	33,350
LaBarge [b]	2,100	25,326

		206,148

Components and Systems – 1.6%
Methode Electronics	2,500	29,225
MOCON	2,300	25,944

		55,169

Internet Software and Services – 0.7%
Edgewater Technology [b]	4,300	22,661

IT Services – 1.5%
CIBER [b]	4,200	20,580
NCI Cl. A [b]	1,700	31,994

		52,574

Semiconductors and Equipment – 5.1%
Aetrium [b]	5,200	20,436
CyberOptics Corporation [b]	2,400	26,208
GSI Group [b]	3,600	28,008
Image Sensing Systems [b]	1,700	20,910
IXYS Corporation [b]	3,200	21,856
Mattson Technology [b]	3,700	22,533
Photronics [b]	1,513	14,449
Ultra Clean Holdings [b]	2,200	21,560

		175,960

Software - 3.2%
American Software Cl. A	4,700	29,422
Logility [b]	2,400	19,440
Pervasive Software [b]	6,400	24,960
Versant Corporation [b]	1,500	37,650

		111,472

Telecommunications – 3.6%
Atlantic Tele-Network	1,100	37,213
Orsus Xelent Technologies [b]	8,500	19,975
Qiao Xing Universal Telephone [b]	1,900	10,412
Soapstone Networks	3,900	27,924
Telestone Technologies [b]	3,400	15,844
USA Mobility	2,100	14,994

		126,362

Total		750,346

TOTAL COMMON STOCKS
(Cost $3,720,419)		3,210,485

REPURCHASE AGREEMENT – 7.4%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $257,015 (collateralized by obligations of various U.S. Government Agencies, valued at $268,125)
(Cost $257,000)		257,000

TOTAL INVESTMENTS – 100.0%
(Cost $3,977,419)		3,467,485

LIABILITIES LESS CASH AND OTHER ASSETS – (0.0)%		(1,035)

NET ASSETS – 100.0%		$3,466,450

SCHEDULE OF INVESTMENTS
ROYCE FINANCIAL SERVICES FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 86.2%

Banking - 20.1%
Ameriana Bancorp	3,500	$30,555
Banca Generali	3,100	27,602
Bancorp Rhode Island	700	25,228
Bank of Hawaii	200	9,912
Bank of N.T. Butterfield & Son	3,993	69,278
Bank Sarasin & Cie Cl. B	5	21,754
Banque Privee Edmond de Rothschild	1	35,744
BCB Bancorp	2,400	35,160
BOK Financial	1,400	73,122
Boston Private Financial Holdings	1,600	16,944
Cadence Financial	1,900	30,343
Center Bancorp	1,323	14,050
Centrue Financial	1,600	31,200
CFS Bancorp	3,400	48,858
CNB Financial	3,700	52,540
Commercial National Financial	2,800	44,940
Fauquier Bankshares	2,400	43,200
First Citizens BancShares Cl. A	125	17,419
HopFed Bancorp	3,600	45,288
International Bancshares	687	15,512
Kearny Financial	4,000	43,800
Peapack-Gladstone Financial	2,700	73,008
Sun Bancorp [b]	882	11,616
Susquehanna Bancshares	400	8,148
Western Alliance Bancorp [b]	900	11,574
Wilber Corporation	6,100	54,290
Wilmington Trust	1,600	49,760

Total		940,845

Closed-End Funds – 1.3%
AP Alternative Assets L.P. [b]	2,300	27,602
Kohlberg Capital	3,000	31,140

Total		58,742

Commercial Services – 2.7%
Hewitt Associates Cl. A [b]	1,500	59,655
Watson Wyatt Worldwide Cl. A	1,200	68,100

Total		127,755

Diversified Financial Services – 0.5%
MoneyGram International [b]	4,000	7,440
World Acceptance [b]	500	15,925

Total		23,365

Information and Processing – 4.9%
Interactive Data	500	14,235
Morningstar [b]	1,500	92,025
Riskmetrics Group [b]	3,400	65,790
SEI Investments	2,400	59,256

Total		231,306

Insurance – 7.0%
Alleghany Corporation [b]	108	36,923
Argo Group International Holdings [b]	518	18,399
Aspen Insurance Holdings	1,400	36,932
Assured Guaranty	2,000	47,480
CNA Surety [b]	500	7,690
Erie Indemnity Cl. A	200	10,238
Greenlight Capital Re Cl. A [b]	1,800	33,480
Infinity Property & Casualty	700	29,120
RLI	300	14,871
Transatlantic Holdings	600	39,810
Validus Holdings	2,300	53,889

Total		328,832

Insurance Brokers – 2.5%
Brown & Brown	2,600	45,188
Gallagher (Arthur J.) & Co.	1,800	42,516
Hilb Rogal & Hobbs	1,000	31,470

Total		119,174

Investment Management – 26.3%
Affiliated Managers Group [b]	500	45,370
AGF Management Cl. B	1,500	31,726
AllianceBernstein Holding L.P.	1,800	114,084
Anima	11,000	29,938
BKF Capital Group [b]	18,300	34,770
Calamos Asset Management Cl. A	700	11,396
CapMan Cl. B	7,000	28,192
Cohen & Steers	1,900	50,331
Deutsche Beteiligungs	1,200	30,478
Epoch Holding Corporation	2,900	34,742
Evercore Partners Cl. A	3,900	69,225
Federated Investors Cl. B	1,500	58,740
GAMCO Investors Cl. A	800	40,288
Hennessy Advisors	2,250	17,775
IGM Financial	200	8,805
JAFCO	1,400	46,870
MVC Capital	3,600	54,864
New Star Asset Management Group	11,500	26,242
Pzena Investment Management Cl. A	4,700	53,204
RHJ International [b]	2,900	32,772
Schroders	2,500	46,531
SHUAA Capital	10,100	19,938
SPARX Group	100	49,082
T. Rowe Price Group	2,500	125,000
Trust Company	2,200	16,706
Waddell & Reed Financial Cl. A	2,300	73,899
Westwood Holdings Group	2,200	82,940

Total		1,233,908

Other Financial Intermediaries – 0.2%
KKR Private Equity Investors LLP	800	9,879

Total		9,879

Real Estate – 1.3%
W.P. Carey & Co.	2,100	62,937

Total		62,937

Real Estate Investment Trusts – 0.2%
Gladstone Commercial	600	9,330

Total		9,330

Securities Brokers – 13.4%
Cowen Group [b]	1,900	13,471
DundeeWealth	1,000	11,788
FBR Capital Markets [b]	4,700	31,725
Greenhill & Co.	600	41,736
HQ	1,300	34,187
Interactive Brokers Group Cl. A [b]	2,000	51,340
Investment Technology Group [b]	1,200	55,416
Jefferies Group	1,900	30,647
KBW [b]	2,000	44,100
Lazard Cl. A	2,300	87,860
Mizuho Investors Securities [b]	17,000	20,039
Piper Jaffray [b]	1,100	37,356
Sanders Morris Harris Group	2,500	20,400
Shinko Securities	10,800	31,565
Stifel Financial [b]	1,500	67,350
Thomas Weisel Partners Group [b]	2,300	15,226
Tokai Tokyo Securities	9,400	31,261

Total		625,467

Software - 0.6%
Fair Isaac	1,200	25,824

Total		25,824

Specialty Finance – 0.6%
Credit Acceptance [b]	1,066	16,555
MCG Capital	1,000	9,090

Total		25,645

Miscellaneous [e] – 4.6%
Total		216,893

TOTAL COMMON STOCKS (Cost $4,365,080)		4,039,902

REPURCHASE AGREEMENT – 13.3%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $625,036 (collateralized by obligations of various U.S. Government Agencies, valued at $643,500) (Cost $625,000)		625,000

TOTAL INVESTMENTS – 99.5% (Cost $4,990,080)		4,664,902

CASH AND OTHER ASSETS LESS LIABILITIES – 0.5%		21,737

NET ASSETS – 100.0%		$4,686,639

SCHEDULE OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 86.5%

Consumer Products – 6.4%
Apparel, Shoes and Accessories – 0.9%
Wolverine World Wide	1,900	$55,119

Food/Beverage/Tobacco – 0.7%
Leggett & Platt	2,800	42,700

Home Furnishing and Appliances – 2.2%
American Woodmark	6,200	127,472

Sports and Recreation – 2.6%
Thor Industries	2,700	80,379
Winnebago Industries	4,300	72,670

		153,049

Total		378,340

Consumer Services – 5.7%
Leisure and Entertainment – 0.8%
International Speedway Cl. A	1,200	49,440

Media and Broadcasting – 1.0%
World Wrestling Entertainment Cl. A	3,300	61,413

Retail Stores – 3.9%
American Eagle Outfitters	2,800	49,028
Buckle (The)	800	35,784
Dress Barn (The) [b]	7,200	93,168
Williams-Sonoma	2,100	50,904

		228,884

Total		339,737

Financial Intermediaries – 23.1%
Banking - 6.4%
Banca Generali	4,200	37,396
Bank of N.T. Butterfield & Son	3,960	68,706
BOK Financial	1,200	62,676
Boston Private Financial Holdings	2,200	23,298
Fauquier Bankshares	4,400	79,200
Peapack-Gladstone Financial	4,100	110,864

		382,140

Insurance – 7.5%
Aspen Insurance Holdings	3,600	94,968
Fidelity National Financial Cl. A	4,600	84,318
Max Capital Group	3,600	94,284
PartnerRe	700	53,410
Zenith National Insurance	3,300	118,338

		445,318

Real Estate Investment Trusts – 5.8%
Capital Trust Cl. A	3,500	94,325
DCT Industrial Trust	8,900	88,644
Gladstone Commercial	3,800	59,090
Lexington Realty Trust	7,200	103,752

		345,811

Securities Brokers – 2.3%
Jefferies Group	3,000	48,390
Lazard Cl. A	2,300	87,860

		136,250

Other Financial Intermediaries – 1.1%
KKR Financial	5,016	63,502

Total		1,373,021

Financial Services – 18.3%
Information and Processing – 2.6%
SEI Investments	4,000	98,760
Value Line	1,300	59,670

		158,430

Insurance Brokers – 3.9%
Brown & Brown	4,600	79,948
Gallagher (Arthur J.) & Co.	4,400	103,928
Hilb Rogal & Hobbs	1,500	47,205

		231,081

Investment Management – 11.2%
AGF Management Cl. B	1,300	27,496
AllianceBernstein Holding L.P.	2,200	139,436
Apollo Investment	5,200	82,316
BlackRock Kelso Capital	5,200	62,088
Cohen & Steers	2,100	55,629
Janus Capital Group	2,200	51,194
Pzena Investment Management Cl. A	2,300	26,036
Waddell & Reed Financial Cl. A	3,300	106,029
Westwood Holdings Group	3,000	113,100

		663,324

Specialty Finance – 0.6%
MCG Capital	4,000	36,360

Total		1,089,195

Industrial Products – 10.6%
Building Systems and Components – 0.8%
Simpson Manufacturing	1,700	46,206

Machinery – 5.5%
Applied Industrial Technologies	3,500	104,615
Franklin Electric	1,000	34,170
Gardner Denver [b]	3,100	115,010
Lincoln Electric Holdings	1,100	70,939

		324,734

Metal Fabrication and Distribution – 3.8%
Quanex Corporation	400	20,696
Reliance Steel & Aluminum	2,000	119,720
Schnitzer Steel Industries Cl. A	400	28,408
Sims Group ADR	2,050	56,416

		225,240

Specialty Chemicals and Materials – 0.5%
Westlake Chemical	2,500	32,625

Total		628,805

Industrial Services – 6.0%
Commercial Services – 3.1%
Heidrick & Struggles International	2,800	91,084
TrueBlue [b]	7,000	94,080

		185,164

Food and Tobacco Processors – 1.5%
Sanderson Farms	2,300	87,423

Industrial Distribution – 1.4%
Grainger (W.W.)	400	30,556
MSC Industrial Direct Cl. A	1,200	50,700

		81,256

Total		353,843

Natural Resources – 10.9%
Energy Services - 9.5%
Ensign Energy Services	6,200	120,865
Helmerich & Payne	2,600	121,862
Oil States International [b]	2,800	125,468
Patterson-UTI Energy	2,900	75,922
RPC	4,500	68,355
Tidewater	1,000	55,110

		567,582

Oil and Gas – 1.0%
Frontier Oil	1,200	32,712
Hiland Holdings GP L.P.	1,100	25,410

		58,122

Real Estate – 0.4%
W.P. Carey & Co.	800	23,976

Total		649,680

Technology – 1.3%
Internet Software and Services – 0.9%
United Online	4,900	51,744

Software - 0.4%
Pegasystems	2,400	23,112

Total		74,856

Utilities – 1.2%
ALLETE	600	23,172
UGI Corporation	2,000	49,840

Total		73,012

Miscellaneous [e] – 3.0%
Total		177,539

TOTAL COMMON STOCKS (Cost $5,273,566)		5,138,028

REPURCHASE AGREEMENT – 13.3%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $790,046 (collateralized by obligations of various U.S. Government Agencies, valued at $815,100) (Cost $790,000)		790,000

TOTAL INVESTMENTS – 99.8% (Cost $6,063,566)		5,928,028

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		9,549

NET ASSETS – 100.0%		$5,937,577

SCHEDULE OF INVESTMENTS
ROYCE EUROPEAN SMALLER-COMPANIES FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 88.4%

Austria – 3.6%
Mayr-Melnhof Karton	1,800	$181,943
Semperit AG Holding	3,700	145,759

Total		327,702

Belgium – 2.6%
GIMV	1,000	75,383
Sipef	160	110,706
Van De Velde	1,000	49,762

Total		235,851

Denmark – 1.0%
Bang & Olufsen Cl. B	1,500	93,789

Total		93,789

Egypt - 0.4%
Egyptian Financial Group-Hermes Holding GDR	1,900	39,425

Total		39,425

Finland – 7.1%
CapMan Cl. B	46,000	185,262
Rapala VMC	10,000	78,985
Vacon	3,600	159,127
Vaisala Cl. A	4,900	220,904

Total		644,278

France – 15.2%
Alten [b]	4,400	130,052
Beneteau	9,500	255,304
Boiron	2,000	55,625
Eurofins Scientific	400	39,948
Exel Industries Cl. A	1,530	106,436
Haulotte Group	4,100	93,412
IMS International Metal Service	2,500	99,371
Manitou BF	4,200	158,492
Manutan International	1,955	169,876
Somfy	200	50,202
Trigano	3,400	130,909
Vetoquinol	1,000	37,269
Virbac	700	64,295

Total		1,391,191

Germany – 13.2%
AS Creation Tapeten	1,800	90,247
Deutsche Beteiligungs	5,600	142,231
ElringKlinger	1,000	111,750
Fielmann	1,167	71,731
Fuchs Petrolub	1,400	132,854
Pfeiffer Vacuum Technology	2,500	230,451
Rational	1,200	237,573
Takkt	10,500	188,788
Viscom	100	1,042

Total		1,206,667

Hong Kong – 0.6%
Asian Citrus Holdings	12,000	57,431

Total		57,431

Italy – 10.4%
Anima	31,000	84,371
Banca Generali	6,500	57,874
Bulgari	16,000	185,503
Emak	12,000	83,796
Landi Renzo [b]	40,500	168,108
Nice	15,000	70,554
SAES Getters	5,000	144,231
Tod’s	2,500	153,803

Total		948,240

Jersey – 0.7%
Randgold Resources	1,400	65,341

Total		65,341

Netherlands – 3.5%
Beter BED Holding	4,000	90,540
Fugro	700	54,352
Hunter Douglas	1,700	114,998
Nutreco Holding	800	61,536

Total		321,426

Norway – 2.9%
Ekornes	7,000	127,187
Tandberg	9,000	135,255

Total		262,442

South Africa – 5.4%
Astral Foods	8,000	95,675
Brait	40,000	104,934
Lewis Group	16,000	82,946
Metorex [b]	22,000	56,755
Northam Platinum	10,000	87,490
Pretoria Portland Cement	14,000	69,158

Total		496,958

Sweden – 1.9%
HQ	2,800	73,634
Lundin Petroleum [b]	7,000	95,273

Total		168,907

Switzerland – 2.9%
Bank Sarasin & Cie Cl. B	25	108,769
Banque Privee Edmond de Rothschild	3	107,232
EFG International	1,300	44,528

Total		260,529

Turkey – 0.9%
Izmir Demir Celik Sanayii [b]	43,000	82,525

Total		82,525

United Arab Emirates – 0.6%
SHUAA Capital	30,000	59,222

Total		59,222

United Kingdom – 15.5%
Aberdeen Asset Management	33,600	92,341
Ashmore Group	22,500	124,986
Avocet Mining [b]	19,700	69,991
Begbies Traynor	22,000	51,846
Burberry Group	10,500	93,863
Candover Investments	1,300	52,108
Diploma	25,000	75,419
F&C Asset Management	27,500	99,490
Hochschild Mining	12,000	104,351
JKX Oil & Gas	13,500	117,935
Michael Page International	14,000	83,965
Rotork	3,035	64,978
Schroders	7,000	130,288
Spirax-Sarco Engineering	4,000	81,517
Ultra Electronics Holdings	2,500	64,144
Victrex	7,000	104,356

Total		1,411,578

TOTAL COMMON STOCKS (Cost $8,544,476)		8,073,502

REPURCHASE AGREEMENT – 11.6%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $1,061,062 (collateralized by obligations of various U.S. Government Agencies, valued at $1,090,688) (Cost $1,061,000)		1,061,000

TOTAL INVESTMENTS – 100.0% (Cost $9,605,476)		9,134,502

CASH AND OTHER ASSETS LESS LIABILITIES – 0.0%		195

NET ASSETS – 100.0%		$9,134,697

SCHEDULE OF INVESTMENTS
ROYCE GLOBAL VALUE FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 82.9%

Australia – 1.4%
Sims Group ADR	10,250	$282,080

Total		282,080

Austria – 3.7%
Mayr-Melnhof Karton	4,000	404,318
Semperit AG Holding	8,500	334,851

Total		739,169

Belgium – 2.3%
GIMV	2,800	211,071
Sipef	350	242,170

Total		453,241

Canada – 22.2%
Agnico-Eagle Mines	7,200	487,512
Denison Mines [b]	37,000	232,730
Ensign Energy Services	26,000	506,854
Fronteer Development Group [b]	39,000	190,320
Gammon Gold [b]	37,500	281,625
Ivanhoe Mines [b]	32,000	330,240
Lundin Mining [b]	21,000	142,590
Pan American Silver [b]	6,000	230,220
Pason Systems	22,000	323,640
Red Back Mining [b]	34,000	231,867
Silver Standard Resources [b]	16,800	509,544
Silvercorp Metals	29,000	231,672
Tesco Corporation [b]	11,000	263,450
Trican Well Service	22,500	471,065

Total		4,433,329

Cayman Islands – 2.6%
Endeavour Mining Capital	77,500	524,746

Total		524,746

Finland – 3.3%
CapMan Cl. B	90,000	362,469
Vaisala Cl. A	6,500	293,036

Total		655,505

France – 6.6%
Alten [b]	9,000	266,015
Beneteau	19,500	524,045
Exel Industries Cl. A	3,058	212,733
Manitou BF	8,200	309,437

Total		1,312,230

Germany – 6.4%
Deutsche Beteiligungs	13,000	330,179
Pfeiffer Vacuum Technology	7,400	682,136
Rational	1,400	277,168

Total		1,289,483

Italy – 1.4%
Landi Renzo [b]	70,000	290,557

Total		290,557

Mexico – 1.4%
Grupo Simec Ser. B [b]	76,000	285,640

Total		285,640

Netherlands – 1.0%
Hunter Douglas	3,000	202,937

Total		202,937

South Africa – 4.3%
Brait	75,000	196,750
Lewis Group	52,000	269,574
Northam Platinum	20,000	174,981
Pretoria Portland Cement	45,000	222,294

Total		863,599

Turkey – 1.2%
Izmir Demir Celik Sanayii [b]	125,000	239,900

Total		239,900

United States – 25.1%
CRA International [b]	9,400	302,116
Dynamic Materials	2,600	112,320
Fossil [b]	4,500	137,430
Foundry Networks [b]	12,100	140,118
Gardner Denver [b]	13,200	489,720
Kennametal	8,800	258,984
Knight Capital Group Cl. A [b]	30,980	503,115
Lam Research [b]	3,800	145,236
Lincoln Electric Holdings	7,300	470,777
MKS Instruments [b]	15,900	340,260
Reliance Steel & Aluminum	10,400	622,544
Sanderson Farms	6,000	228,060
Schnitzer Steel Industries Cl. A	4,500	319,590
Unit Corporation [b]	10,600	600,490
Uranium Resources [b]	20,000	119,800
Woodward Governor	8,400	224,448

Total		5,015,008

TOTAL COMMON STOCKS (Cost $17,174,310)		16,587,424

PREFERRED STOCK – 1.1%
Brazil - 1.1%
Duratex (Cost $298,428)	11,500	220,078

REPURCHASE AGREEMENT – 15.0%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $3,000,175 (collateralized by obligations of various U.S. Government Agencies, valued at $3,077,675) (Cost $3,000,000)		3,000,000

TOTAL INVESTMENTS – 99.0% (Cost $20,472,738)		19,807,502

CASH AND OTHER ASSETS LESS LIABILITIES – 1.0%		199,405

NET ASSETS – 100.0%		$20,006,907

SCHEDULE OF INVESTMENTS
ROYCE SMID-CAP VALUE FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 89.0%

Consumer Products – 1.8%
Apparel, Shoes and Accessories – 0.4%
Polo Ralph Lauren Cl. A	100	$5,829

Home Furnishing and Appliances – 1.4%
Mohawk Industries [b]	300	21,483

Total		27,312

Consumer Services – 4.9%
Retail Stores – 4.9%
Dollar Tree [b]	700	19,313
Family Dollar Stores	1,100	21,450
Sonic Automotive Cl. A	400	8,220
Tiffany & Co.	650	27,196

Total		76,179

Financial Intermediaries – 7.8%
Banking - 1.7%
BOK Financial	500	26,115

Insurance – 4.1%
Alleghany Corporation [b]	85	28,911
Markel Corporation [b]	30	13,199
Mercury General	200	8,862
Wesco Financial	33	13,332

		64,304

Securities Brokers – 2.0%
Lazard Cl. A	800	30,560

Total		120,979

Financial Services – 16.3%
Diversified Financial Services – 1.6%
Visa Cl. A [b]	400	24,944

Information and Processing – 2.0%
SEI Investments	1,250	30,862

Insurance Brokers – 0.4%
Brown & Brown	370	6,431

Investment Management – 12.3%
Affiliated Managers Group [b]	190	17,240
AGF Management Cl. B	300	6,345
AllianceBernstein Holding L.P.	870	55,141
Blackstone Group L.P.	800	12,704
Cohen & Steers	600	15,894
Eaton Vance	400	12,204
Invesco	600	14,616
Janus Capital Group	500	11,635
T. Rowe Price Group	500	25,000
Waddell & Reed Financial Cl. A	560	17,993

		188,772

Total		251,009

Health – 5.4%
Drugs and Biotech – 1.0%
Charles River Laboratories International [b]	270	15,914

Medical Products and Devices – 4.4%
Applera Corporation-Applied Biosystems Group	600	19,716
IDEXX Laboratories [b]	200	9,852
Schein (Henry) [b]	330	18,942
Varian Medical Systems [b]	400	18,736

		67,246

Total		83,160

Industrial Products – 12.3%
Automotive – 6.6%
Advance Auto Parts	655	22,303
Autoliv	220	11,044
BorgWarner	310	13,339
Gentex Corporation	680	11,662
Tenneco [b]	300	8,382
WABCO Holdings	780	35,584

		102,314

Construction Materials – 0.4%
Owens Corning [b]	300	5,439

Industrial Components – 0.8%
PerkinElmer	530	12,852

Machinery – 1.7%
Lincoln Electric Holdings	200	12,898
National Instruments	505	13,201

		26,099

Metal Fabrication and Distribution – 0.7%
Quanex Corporation	200	10,348

Specialty Chemicals and Materials – 2.1%
Cytec Industries	200	10,770
Penford Corporation	560	12,169
Sherwin-Williams	200	10,208

		33,147

Total		190,199

Industrial Services – 14.2%
Commercial Services – 4.9%
Avery Dennison	350	17,237
CRA International [b]	500	16,070
Grupo Aeroportuario del Centro Norte ADR	700	15,610
Manpower	395	22,223
Monster Worldwide [b]	200	4,842

		75,982

Engineering and Construction – 3.5%
Desarrolladora Homex ADR [b]	390	22,640
KBR	1,130	31,335

		53,975

Food and Tobacco Processors – 1.6%
Hormel Foods	600	24,996

Industrial Distribution – 1.4%
MSC Industrial Direct Cl. A	500	21,125

Transportation and Logistics – 2.8%
Bristow Group [b]	200	10,734
Expeditors International of Washington	200	9,036
Pacer International	500	8,215
UTI Worldwide	800	16,064

		44,049

Total		220,127

Natural Resources – 2.5%
Energy Services – 0.3%
Exterran Holdings [b]	80	5,163

Precious Metals and Mining – 1.7%
Ivanhoe Mines [b]	1,360	14,035
Pan American Silver [b]	300	11,511

		25,546

Real Estate – 0.5%
Jones Lang LaSalle	100	7,734

Total		38,443

Technology – 15.6%
Aerospace and Defense – 1.1%
Alliant Techsystems [b]	160	16,565

Distribution – 1.9%
Anixter International [b]	450	28,818

Internet Software and Services – 1.5%
Check Point Software Technologies [b]	600	13,440
VeriSign [b]	300	9,972

		23,412

IT Services – 4.4%
Fiserv [b]	400	19,236
Jack Henry & Associates	600	14,802
SRA International Cl. A [b]	900	21,879
Sykes Enterprises [b]	700	12,313

		68,230

Semiconductors and Equipment – 2.1%
Analog Devices	600	17,712
Intersil Corporation Cl. A	600	15,402

		33,114

Software - 3.0%
Advent Software [b]	500	21,310
NCR Corporation [b]	1,100	25,113

		46,423

Telecommunications – 1.6%
Foundry Networks [b]	2,100	24,318

Total		240,880

Utilities – 3.6%
ONEOK	220	9,818
UGI Corporation	1,100	27,412
Wisconsin Energy	410	18,036

Total		55,266

Miscellaneous [e] – 4.6%
Total		70,558

TOTAL COMMON STOCKS (Cost $1,412,404)		1,374,112

REPURCHASE AGREEMENT – 7.8%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $120,007 (collateralized by obligations of various U.S. Government Agencies, valued at $126,094) (Cost $120,000)		120,000

TOTAL INVESTMENTS – 96.8% (Cost $1,532,404)		1,494,112

CASH AND OTHER ASSETS LESS LIABILITIES – 3.2%		49,660

NET ASSETS – 100.0%		$1,543,772

SCHEDULE OF INVESTMENTS
ROYCE SELECT FUND I
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 90.0%

Consumer Products – 2.1%
Apparel, Shoes and Accessories – 2.1%
Columbia Sportswear	6,000	$264,180
Volcom [b]	7,400	149,554

Total		413,734

Financial Intermediaries – 6.4%
Banking - 1.3%
Bank of N.T. Butterfield & Son	15,391	267,037

Securities Brokers – 5.1%
Interactive Brokers Group Cl. A [b]	4,800	123,216
Jefferies Group	13,200	212,916
Lazard Cl. A	9,300	355,260
Stifel Financial [b]	7,300	327,770

		1,019,162

Total		1,286,199

Financial Services – 12.6%
Diversified Financial Services – 0.4%
MoneyGram International [b]	45,300	84,258

Information and Processing – 3.7%
Morningstar [b]	3,100	190,185
SEI Investments	22,200	548,118

		738,303

Insurance Brokers – 1.4%
Brown & Brown	15,800	274,604

Investment Management – 7.1%
AllianceBernstein Holding L.P.	12,200	773,236
Evercore Partners Cl. A	9,800	173,950
Pzena Investment Management Cl. A	20,600	233,192
Westwood Holdings Group	6,520	245,804

		1,426,182

Total		2,523,347

Health – 4.4%
Drugs and Biotech – 3.4%
Alpharma Cl.A [b]	9,700	254,237
Perrigo Company	11,100	418,803

		673,040

Medical Products and Devices – 1.0%
ICU Medical [b]	7,300	210,021

Total		883,061

Industrial Products – 18.9%
Automotive – 2.3%
Copart [b]	8,900	344,964
Gentex Corporation	6,200	106,330

		451,294

Industrial Components – 1.7%
PerkinElmer	6,800	164,900
Watts Water Technologies Cl. A	6,600	184,998

		349,898

Machinery – 7.8%
Gardner Denver [b]	7,700	285,670
Lincoln Electric Holdings	4,000	257,960
Regal-Beloit	7,300	267,399
Rofin-Sinar Technologies [b]	11,800	529,820
Wabtec Corporation	5,800	218,428

		1,559,277

Metal Fabrication and Distribution – 5.2%
Haynes International [b]	4,900	268,912
Quanex Corporation	7,400	382,876
Sims Group ADR	13,940	383,629

		1,035,417

Miscellaneous Manufacturing – 1.0%
Brady Corporation Cl. A	6,300	210,609

Specialty Chemicals and Materials – 0.9%
Westlake Chemical	13,300	173,565

Total		3,780,060

Industrial Services – 16.0%
Commercial Services – 8.1%
Corinthian Colleges [b]	37,300	269,679
CRA International [b]	12,800	411,392
Grupo Aeroportuario del Centro Norte ADR	13,800	307,740
MPS Group [b]	17,600	208,032
Universal Technical Institute [b]	11,100	130,203
Watson Wyatt Worldwide Cl. A	5,210	295,668

		1,622,714

Engineering and Construction – 1.6%
KBR	11,400	316,122

Industrial Distribution – 3.6%
MSC Industrial Direct Cl. A	8,900	376,025
Ritchie Bros. Auctioneers	4,200	344,904

		720,929

Transportation and Logistics – 2.7%
Arkansas Best	8,400	267,624
Universal Truckload Services [b]	12,500	260,875

		528,499

Total		3,188,264

Natural Resources – 7.9%
Energy Services – 5.4%
Calfrac Well Services	16,900	367,982
Oil States International [b]	8,000	358,480
Pason Systems	24,100	354,532

		1,080,994

Oil and Gas – 2.5%
Unit Corporation [b]	8,700	492,855

Total		1,573,849

Technology – 20.2%
Aerospace and Defense – 2.9%
HEICO Corporation Cl. A	14,800	580,604

Components and Systems – 4.0%
Benchmark Electronics [b]	13,050	234,248
Plexus Corporation [b]	15,300	429,165
Technitrol	5,500	127,215

		790,628

Internet Software and Services – 1.0%
eResearch Technology [b]	16,400	203,688

IT Services – 3.1%
Perot Systems Cl. A [b]	17,300	260,192
SRA International Cl. A [b]	7,300	177,463
Syntel	7,100	189,215

		626,870

Semiconductors and Equipment – 1.3%
GSI Group [b]	33,400	259,852

Software - 7.4%
Fair Isaac	16,300	350,776
MSC.Software [b]	26,000	337,740
Pegasystems	15,800	152,154
SkillSoft ADR [b]	60,000	628,200

		1,468,870

Telecommunications – 0.5%
Foundry Networks [b]	8,500	98,430

Total		4,028,942

Miscellaneous [e] – 1.5%
Total		295,228

TOTAL COMMON STOCKS (Cost $15,641,980)		17,972,684

REPURCHASE AGREEMENT – 6.8%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $1,357,079 (collateralized by obligations of various U.S. Government Agencies, valued at $1,394,250) (Cost $1,357,000)		1,357,000

TOTAL INVESTMENTS – 96.8% (Cost $16,998,980)		19,329,684

CASH AND OTHER ASSETS LESS LIABILITIES – 3.2%		640,551

NET ASSETS – 100.0%		$19,970,235

SECURITIES SOLD SHORT
COMMON STOCKS – 0.8%
Industrial Services – 0.8%
Engineering and Construction – 0.8%
iShares Russell Microcap Index Fund	3,500	$163,030

TOTAL SECURITIES SOLD SHORT (Proceeds $207,893)		$163,030

SCHEDULE OF INVESTMENTS
ROYCE SELECT FUND II
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 98.3%

Consumer Products – 6.7%
Apparel, Shoes and Accessories – 5.8%
Brown Shoe	1,640	$24,715
Carter’s [b,f]	1,300	20,995
Jones Apparel Group	1,280	17,177
Phillips-Van Heusen	600	22,752
Quiksilver [b]	2,300	22,563
Warnaco Group (The) [b]	440	17,354

		125,556

Health, Beauty and Nutrition – 0.9%
NutriSystem [b]	1,300	19,591

Total		145,147

Consumer Services – 10.6%
Direct Marketing – 1.2%
Alloy [b]	3,600	26,460

Leisure and Entertainment – 0.6%
Premier Exhibitions [b]	2,200	13,288

Restaurants and Lodgings – 0.8%
Famous Dave’s of America [b]	1,642	15,665

Retail Stores – 8.0%
Barnes & Noble	900	27,585
Build-A-Bear Workshop [b]	2,300	20,907
Cash America International	600	21,840
Conn’s [b]	2,000	32,620
DSW Cl. A [b,f]	725	9,389
Longs Drug Stores	375	15,922
New York & Company [b]	3,900	22,386
Wet Seal (The) Cl. A [b]	6,700	22,713

		173,362

Total		228,775

Financial Intermediaries – 5.4%
Banking - 0.6%
Franklin Bank [b]	4,400	13,332

Insurance – 0.8%
Fidelity National Financial Cl. A	900	16,497

Securities Brokers – 4.0%
Jefferies Group [f]	1,080	17,420
Lazard Cl. A	900	34,380
Stifel Financial [b]	800	35,920

		87,720

Total		117,549

Financial Services – 4.0%
Diversified Financial Services – 2.0%
Advanta Corporation Cl. B	2,600	18,278
ASTA Funding	900	12,537
Portfolio Recovery Associates [b]	300	12,867

		43,682

Information and Processing – 1.1%
FactSet Research Systems	425	22,895

Investment Management – 0.9%
Evercore Partners Cl. A	1,100	19,525

Total		86,102

Health – 3.0%
Drugs and Biotech – 1.3%
Origin Agritech [b]	2,000	10,560
Sciele Pharma [b]	900	17,550

		28,110

Medical Products and Devices – 0.6%
HealthTronics [b]	3,600	11,664

Personal Care – 1.1%
NBTY [b]	800	23,960

Total		63,734

Industrial Products – 11.5%
Automotive – 2.7%
WABCO Holdings	1,300	59,306

Building Systems and Components – 0.5%
Armstrong World Industries [f]	300	10,698

Construction Materials – 0.9%
United Rentals [b]	1,000	18,840

Machinery – 2.3%
EnPro Industries [b,f]	650	20,274
FreightCar America	450	15,435
Trinity Industries	550	14,657

		50,366

Metal Fabrication and Distribution – 4.6%
Commercial Metals [f]	820	24,575
Haynes International [b,f]	330	18,111
Insteel Industries	1,400	16,282
Kaydon Corporation	500	21,955
Universal Stainless & Alloy Products [b]	600	17,826

		98,749

Paper and Packaging – 0.5%
AptarGroup	300	11,679

Total		249,638

Industrial Services – 18.8%
Advertising and Publishing – 0.5%
ValueClick [b]	631	10,885

Commercial Services – 6.4%
Alliance Data Systems [b]	1,000	47,510
Hudson Highland Group [b]	2,352	19,921
Newalta Income Fund	900	15,037
Robert Half International	650	16,731
Volt Information Sciences [b]	500	8,480
Waste Services [b]	3,700	30,044

		137,723

Engineering and Construction – 2.9%
EMCOR Group [b]	900	19,989
HLS Systems International [b]	1,700	13,090
NVR [b,f]	50	29,875

		62,954

Food and Tobacco Processors – 0.4%
Zhongpin [b]	1,000	9,730

Industrial Distribution – 0.8%
MSC Industrial Direct Cl. A	400	16,900

Printing – 3.5%
CSS Industries	700	24,472
Consolidated Graphics [b]	400	22,420
Multi-Color Corporation	1,300	29,068

		75,960

Transportation and Logistics – 4.3%
Atlas Air Worldwide Holdings [b]	958	52,690
UTI Worldwide	2,000	40,160

		92,850

Total		407,002

Natural Resources – 7.3%
Energy Services – 2.3%
Trico Marine Services [b]	500	19,485
Willbros Group [b,f]	720	22,032
World Fuel Services	300	8,421

		49,938

Oil and Gas – 1.6%
Cano Petroleum [b]	2,800	13,104
Holly Corporation	500	21,705

		34,809

Precious Metals and Mining – 2.4%
Break water Resources [b]	10,000	11,204
Brush Engineered Materials [b]	500	12,835
Mercator Minerals [b]	300	3,083
Power Shares DB Precious Metals Fund	700	23,793

		50,915

Real Estate – 1.0%
Avatar Holdings [b]	500	21,795

Total		157,457

Technology – 26.3%
Components and Systems – 1.6%
Acacia Research-Acacia Technologies [b,f]	1,690	9,717
Nam Tai Electronics	700	6,720
Newport Corporation [b,f]	1,600	17,872

		34,309

Internet Software and Services – 0.8%
Marchex Cl. B	1,850	18,463

IT Services – 0.5%
Yucheng Technologies [b]	650	10,758

Semiconductors and Equipment – 6.7%
Advanced Energy Industries [b]	2,500	33,150
Integrated Device Technology [b,f]	4,000	35,720
Micrel	1,600	14,832
OmniVision Technologies [b]	1,200	20,184
Tessera Technologies [b]	600	12,480
Trident Microsystems [b]	2,900	14,935
Varian Semiconductor Equipment Associates [b]	500	14,075

		145,376

Software – 6.3%
American Software Cl. A	2,700	16,902
Aspen Technology [b]	1,300	16,562
Cadence Design Systems [b]	1,400	14,952
Digimarc Corporation [b]	2,000	19,980
DivX [b]	1,934	13,538
OpenTV Cl. A [b]	8,020	9,464
Pegasystems	2,300	22,149
SkillSoft ADR [b,f]	1,500	15,705
THQ [b]	300	6,540

		135,792

Telecommunications – 10.4%
ADC Telecommunications [b]	2,200	26,576
ComtechGroup [b,f]	2,500	26,975
Comtech Telecommunications [b]	600	23,400
Globecomm Systems [b]	2,140	18,618
NETGEAR [b]	1,400	27,930
Network Equipment Technologies [b]	3,400	22,338
Novatel Wireless [b]	2,900	28,072
Sierra Wireless [b]	1,200	19,140
Tekelec [b]	2,600	32,370

		225,419

Total		570,117

Miscellaneous [e] – 4.7%
Total		101,909

TOTAL COMMON STOCKS
(Cost $2,238,039)		2,127,430

TOTAL INVESTMENTS – 98.3%
(Cost $2,238,039)		2,127,430

CASH AND OTHER ASSETS LESS LIABILITIES – 1.7%		37,371

NET ASSETS – 100.0%		$2,164,801

SECURITIES SOLD SHORT COMMON STOCKS – 9.3%
Diversified Investment Companies – 9.3%
Exchange Traded Funds – 9.3%
iShares Lehman 20+ Year Treasury Bond Fund	2,100	$201,369

TOTAL SECURITIES SOLD SHORT
(Proceeds $196,922)		$201,369

SCHEDULE OF INVESTMENTS
ROYCE GLOBAL SELECT FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 84.1%

Consumer Products – 9.6%
Apparel, Shoes and Accessories – 0.8%
Fossil [b]	1,800	$54,972

Health, Beauty and Nutrition – 1.1%
Nu Skin Enterprises Cl. A	4,000	72,080

Home Furnishing and Appliances – 3.7%
Hunter Douglas	1,000	67,646
Lewis Group	18,000	93,314
Rational	400	79,191

		240,151

Sports and Recreation – 4.0%
Beneteau	4,500	120,933
Thor Industries	2,500	74,425
Winnebago Industries	3,900	65,910

		261,268

Total		628,471

Diversified Investment Companies – 3.4%
Exchange Traded Funds – 3.4%
UltraShort Consumer Services ProShares	800	76,576
UltraShort Industrials ProShares	1,200	73,380
UltraShort Real Estate ProShares	750	74,505

Total		224,461

Financial Intermediaries – 2.7%
Securities Brokers – 2.7%
Knight Capital Group Cl. A [b]	11,000	178,640

Total		178,640

Financial Services – 1.4%
Investment Management – 1.4%
CapMan Cl. B	23,000	92,631

Total		92,631

Health – 2.0%
Drugs and Biotech – 1.4%
Endo Pharmaceuticals Holdings [b]	4,000	95,760

Medical Products and Devices – 0.6%
Caliper Life Sciences [b]	10,000	37,500

Total		133,260

Industrial Products – 21.8%
Automotive – 1.6%
Landi Renzo [b]	25,000	103,771

Machinery – 10.6%
Gardner Denver [b]	4,600	170,660
Kennametal	3,000	88,290
Lincoln Electric Holdings	1,500	96,735
Pfeiffer Vacuum Technology	2,500	230,451
Woodward Governor	4,000	106,880

		693,016

Metal Fabrication and Distribution – 8.5%
Dynamic Materials	900	38,880
Grupo Simec Ser. B [b]	15,000	56,376
Reliance Steel & Aluminum	2,700	161,622
Schnitzer Steel Industries Cl. A	2,000	142,040
Sims Group ADR	5,740	157,965

		556,883

Paper and Packaging – 1.1%
Mayr-Melnhof Karton	700	70,756

Total		1,424,426

Industrial Services – 3.7%
Commercial Services – 1.6%
CRA International [b]	3,200	102,848

Food and Tobacco Processors – 2.1%
Sipef	200	138,383

Total		241,231

Natural Resources – 30.9%
Energy Services – 7.8%
Ensign Energy Services	6,800	132,562
Pason Systems	6,200	91,207
Tesco Corporation [b]	4,500	107,775
Trican Well Service	8,500	177,958

		509,502

Oil and Gas – 3.6%
Unit Corporation [b]	4,200	237,930

Precious Metals and Mining – 19.5%
Agnico-Eagle Mines	1,500	101,565
Allied Nevada Gold [b]	20,000	103,200
Denison Mines [b]	12,500	78,625
Endeavour Mining Capital	25,000	169,273
Fronteer Development Group [b]	20,000	97,600
Gammon Gold [b]	12,000	90,120
Ivanhoe Mines [b]	10,000	103,200
Lundin Mining [b]	11,000	74,690
Northam Platinum	10,000	87,490
Red Back Mining [b]	11,500	78,426
Silver Standard Resources [b]	7,000	212,310
Silvercorp Metals	9,800	78,289

		1,274,788

Total		2,022,220

Technology – 7.0%
Semiconductors and Equipment – 3.9%
MKS Instruments [b]	7,800	166,920
Vaisala Cl. A	2,000	90,165

		257,085

Telecommunications – 3.1%
ADTRAN	4,500	83,250
Foundry Networks [b]	10,000	115,800

		199,050

Total		456,135

Miscellaneous [e] – 1.6%
Total		102,907

TOTAL COMMON STOCKS
(Cost $5,369,476)		5,504,382

PREFERRED STOCK – 1.0%
Duratex (Cost $81,532)	3,500	66,980

REPURCHASE AGREEMENT – 16.9%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $1,103,064 (collateralized by obligations of various U.S. Government Agencies, valued at $1,135,181) (Cost $1,103,000)		1,103,000

TOTAL INVESTMENTS – 102.0%
(Cost $6,554,008)		6,674,362

LIABILITIES LESS CASH AND OTHER ASSETS – (2.0)%		(127,776)

NET ASSETS – 100.0%		$6,546,586

SCHEDULE OF INVESTMENTS
ROYCE SMID-CAP SELECT FUND
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 78.3%

Consumer Products – 2.7%
Food/Beverage/Tobacco – 2.2%
Smithfield Foods [b]	490	$12,622
Tyson Foods Cl. A	1,100	17,545

		30,167

Home Furnishing and Appliances – 0.5%
Mohawk Industries [b]	95	6,803

Total		36,970

Consumer Services – 4.9%
Retail Stores – 4.9%
Dollar Tree [b]	840	23,176
Family Dollar Stores	900	17,550
Sonic Automotive Cl. A	700	14,385
Tiffany & Co.	260	10,878

Total		65,989

Financial Intermediaries – 7.0%
Banking – 1.4%
BOK Financial	360	18,803

Insurance – 4.9%
Alleghany Corporation [b]	71	24,383
Markel Corporation [b]	25	10,999
Mercury General	250	11,078
Wesco Financial [f]	50	20,200

		66,660

Real Estate Investment Trusts – 0.7%
Plum Creek Timber	225	9,157

Total		94,620

Financial Services – 3.4%
Information and Processing – 1.7%
Dun & Bradstreet	160	13,021
SEI Investments	400	9,876

		22,897

Investment Management – 1.7%
AllianceBernstein Holding L.P.	210	13,310
Eaton Vance	300	9,153

		22,463

Total		45,360

Health – 3.2%
Drugs and Biotech – 1.2%
Applera Corporation-Applied Biosystems Group	300	9,858
Charles River Laboratories International [b]	100	5,894

		15,752

Medical Products and Devices – 2.0%
Schein (Henry) [b]	230	13,202
Varian Medical Systems [b]	300	14,052

		27,254

Total		43,006

Industrial Products – 18.0%
Automotive - 5.9%
Advance Auto Parts	705	24,005
Autoliv	260	13,052
Tenneco [b]	540	15,088
WABCO Holdings	595	27,144

		79,289

Industrial Components - 1.6%
PerkinElmer	900	21,825

Machinery - 2.1%
Kennametal	600	17,658
National Instruments	400	10,456

		28,114

Metal Fabrication and Distribution - 3.2%
Quanex Corporation	820	42,427

Miscellaneous Manufacturing - 1.7%
Carlisle Companies	700	23,408

Specialty Chemicals and Materials - 3.5%
Cytec Industries	400	21,540
Sherwin-Williams	500	25,520

		47,060

Total		242,123

Industrial Services – 12.2%
Commercial Services - 3.9%
Avery Dennison	525	25,856
CRA International [b]	500	16,070
Manpower	200	11,252

		53,178

Engineering and Construction - 1.9%
Desarrolladora Homex ADR [b]	450	26,122

Food and Tobacco Processors - 1.9%
Hormel Foods	600	24,996

Industrial Distribution - 1.3%
MSC Industrial Direct Cl. A	400	16,900

Transportation and Logistics - 3.2%
Bristow Group [b]	400	21,468
Heartland Express	860	12,264
Pacer International	600	9,858

		43,590

Total		164,786

Natural Resources – 2.5%
Oil and Gas - 0.5%
Cabot Oil & Gas	140	7,118

Precious Metals and Mining - 2.0%
Ivanhoe Mines [b]	950	9,804
Pan American Silver [b]	450	17,266

		27,070

Total		34,188

Technology – 14.5%
Aerospace and Defense - 2.3%
Alliant Techsystems [b]	295	30,541

Distribution - 1.5%
Anixter International [b]	320	20,493

Internet Software and Services - 1.2%
Check Point Software Technologies [b]	700	15,680

IT Services - 3.5%
Fiserv [b]	310	14,908
SRA International Cl. A [b]	600	14,586
Sykes Enterprises [b]	1,000	17,590

		47,084

Semiconductors and Equipment - 2.4%
Analog Devices	600	17,712
Intersil Corporation Cl. A	600	15,402

		33,114

Software - 1.0%
NCR Corporation [b]	250	5,707
Synopsys [b,f]	360	8,176

		13,883

Telecommunications - 2.6%
Comtech Telecommunications [b]	400	15,600
Foundry Networks [b]	1,700	19,686

		35,286

Total		196,081

Utilities – 5.5%
ONEOK [f]	350	15,621
UGI Corporation	1,260	31,399
Wisconsin Energy	610	26,834

Total		73,854

Miscellaneous [e] – 4.4%
Total		59,105

TOTAL COMMON STOCKS
(Cost $1,065,858)		1,056,082

REPURCHASE AGREEMENT – 17.4%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $235,014 (collateralized by obligations of various U.S. Government Agencies, valued at $242,100) (Cost $235,000)		235,000

TOTAL INVESTMENTS – 95.7%
(Cost $1,300,858)		1,291,082

CASH AND OTHER ASSETS LESS LIABILITIES – 4.3%		57,679

NET ASSETS – 100.0%		$1,348,761

SECURITIES SOLD SHORT
COMMON STOCKS – 3.9%
Financial Intermediaries – 0.8%
Real Estate Investment Trusts - 0.8%
Taubman Centers	200	$10,420

Total		10,420

Natural Resources – 1.0%
Precious Metals and Mining – 1.0%
Alpha Natural Resources	300	13,032

Total		13,032

Technology – 2.1%
Distribution - 2.1%
ScanSource	800	28,952

Total		28,952

TOTAL SECURITIES SOLD SHORT
(Proceeds $47,583)		$52,404

[a]	All or a portion of these securities were on loan at March 31, 2008. Total market value of loaned securities at March 31, 2008 was as follows:

	Fund	Market Value

	Pennsylvania Mutual Fund	$ 155,411,016
	Royce Micro-Cap Fund	47,203,953
	Royce Premier Fund	123,166,242
	Royce Low-Priced Stock Fund	81,796,704
	Royce Total Return Fund	57,431,851
	Royce Heritage Fund	13,749,266
	Royce Opportunity Fund	237,325,022
	Royce Special Equity Fund	12,702,689
	Royce Value Fund	29,030,733
	Royce Value Plus Fund	166,830,684

[b]	Non-income producing.
[c]	At March 31, 2008, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The following transactions were effected in shares of such companies for the period ended March 31, 2008.

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/07	12/31/07	Purchases	Sales	(Loss)	Income	3/31/08	3/31/08

Pennsylvania Mutual Fund
Barrett Business Services	628,301	$11,315,701	$-	$-	$-	$50,264	628,301	$10,762,796
CRA International	550,350	26,202,163	3,212,136	537,474	10,391	-	624,185	20,061,306
Carmike Cinemas	692,100	5,024,646	-	-	-	-	692,100	7,114,788
Hi-Tech Pharmacal	679,553	6,598,460	155,400	1,664,621	(489,335)	-	584,300	5,287,915
Nutraceutical International	824,810	10,928,733	-	-	-	-	824,810	10,722,530
Pervasive Software	1,511,500	6,091,345	-	244,622	(46,125)	-	1,461,500	5,699,850
Rimage Corporation	562,903	14,607,333	-	585,360	11,812	-	539,503	11,815,116
SM&A*	1,001,047	5,836,104	-	818,472	(270,245)	-
Stanley Furniture	764,924	9,179,088	-	2,086,720	(1,229,825)	68,992	689,924	8,561,957
U.S. Physical Therapy	933,575	13,415,473	-	-	-	-	933,575	13,462,151
Universal Stainless & Alloy Products*	372,743	13,258,469	194,696	2,345,375	(811,333)	-
Weyco Group	590,500	16,238,750	-	-	-	64,955	590,500	17,520,135
Zapata Corporation	1,009,600	7,390,272	-	-	-	-	1,009,600	7,026,816
		146,086,537			(2,824,660)	184,211		118,035,360
Royce Micro-Cap Fund
LaCrosse Footwear	371,202	6,510,883	221,206	-	-	421,427	384,502	6,102,047
PLATO Learning	1,230,000	4,883,100	-	-	-	-	1,230,000	3,603,900
Willdan Group	424,900	2,923,312	-	-	-	-	424,900	2,515,408
		14,317,295			-	421,427		12,221,355
Royce Premier Fund
Arkansas Best	2,056,902	45,128,430	-	-	-	308,535	2,056,902	65,532,898
Cabot Microelectronics	1,780,800	63,948,528	3,254,100	-	-	-	1,880,800	60,467,720
Cognex Corporation	2,862,717	57,683,748	-	-	-	243,331	2,862,717	62,493,112
Corinthian Colleges*	4,031,165	62,079,941	1,762,179	-	-	-
Dionex Corporation	1,170,500	96,987,630	-	-	-	-	1,170,500	90,116,795
Lincoln Electric Holdings	2,769,597	197,139,914	-	-	-	692,399	2,769,597	178,611,311
MKS Instruments	2,941,910	56,308,157	-	-	-	-	2,941,910	62,956,874
Metal Management*	1,570,000	71,482,100	8,592,789	576,200	54,843	-
Nu Skin Enterprises Cl. A	4,086,500	67,141,195	-	-	-	449,515	4,086,500	73,638,730
Ritchie Bros. Auctioneers*	1,776,200	146,891,740	-	10,679,803	19,918,846	342,312
Sanderson Farms	1,191,800	40,259,004	-	-	-	166,852	1,191,800	45,300,318
Schnitzer Steel Industries Cl. A	1,571,300	108,623,969	-	488,550	519,643	26,712	1,556,300	110,528,426
Silver Standard Resources	3,563,600	130,178,308	8,765,553	4,298,381	147,927	-	3,725,099	112,982,253
Simpson Manufacturing	3,435,400	91,347,286	2,565,117	-	-	343,540	3,543,800	96,320,484
Thor Industries	3,310,500	125,832,105	8,297,048	-	-	249,767	3,568,100	106,222,337
Trican Well Service	6,219,000	121,172,673	-	-	-	-	6,219,000	130,202,455
Unit Corporation	2,733,500	126,424,375	-	-	-	-	2,733,500	154,852,775
Westlake Chemical	3,074,500	58,384,755	3,666,000	-	-	163,725	3,274,500	42,732,225
Winnebago Industries *	1,968,400	41,375,768	451,533	40,865,490	(5,273,811)	239,004
Woodward Governor	1,921,812	130,587,125	-	-	-	230,617	3,843,624	102,701,633
		1,838,976,751			15,367,448	3,456,309		1,495,660,346
Royce Low-Priced Stock Fund
Alamos Gold	5,743,700	32,182,644	-	6,416,026	(629,401)	-	4,968,700	29,043,987
Arctic Cat	1,298,360	15,502,418	-	-	-	90,885	1,298,360	9,465,044
Cache*	1,106,800	10,337,512	348,345	14,668,528	(2,948,500)	-
Caliper Life Sciences	2,431,229	13,444,696	-	-	-	-	2,431,229	9,117,109
Casual Male Retail Group*	2,245,900	11,633,762	-	24,444,683	(16,000,099)	-
CEVA	1,281,800	15,599,506	-	4,156	(685)	-	1,281,400	9,802,710
Cross Country Healthcare	1,993,800	28,391,712	2,854,203	-	-	-	2,228,100	27,561,597
CryptoLogic	735,975	12,916,361	-	-	-	70,654	735,975	11,672,564
DivX	2,187,507	30,625,098	-	-	-	-	2,187,507	15,312,549
eResearch Technology*	2,754,500	32,558,190	-	2,734,550	149,058	-
Fronteer Development Group	4,305,600	42,840,720	3,757,386	1,326,125	(422,300)	-	4,842,100	23,629,448
Helen of Troy	1,543,796	26,460,663	1,504,888	1,894,960	(218,703)	-	1,543,796	25,889,459
Hooper Holmes	4,720,300	8,118,916	-	1,328,799	(748,162)	-	4,150,000	2,697,500
Houston Wire & Cable	1,291,200	18,257,568	-	-	-	109,752	1,291,200	20,685,024
iPass	3,526,917	14,319,283	-	-	-	-	3,526,917	10,651,289
Jones Soda	1,863,600	13,865,184	1,119,395	-	-	-	2,063,600	7,201,964
KVH Industries	1,150,200	9,270,612	-	-	-	-	1,150,200	9,063,576
Korn/Ferry International	2,698,663	50,788,838	1,638,630	-	-	-	2,798,663	47,297,405
Lexicon Pharmaceuticals*	5,027,300	15,232,719	-	-	-	-
Metal Management*	1,512,500	68,864,125	-	7,035,361	9,587,306	-
NYMAGIC	561,400	12,985,182	-	-	-	44,912	561,400	12,749,394
Natuzzi ADR	3,015,400	14,172,380	-	-	-	-	3,015,400	11,156,980
NetList	1,620,100	3,564,220	-	-	-	-	1,620,100	2,365,346
Nu Skin Enterprises Cl. A	3,342,900	54,923,847	-	-	-	367,719	3,342,900	60,239,058
Olympic Steel	835,700	26,500,047	-	904,785	1,344,170	33,428	785,700	35,435,070
Omega Protein*	1,376,200	12,784,898	-	5,023,033	2,784,474	-
PC-Tel	2,007,900	13,774,194	-	-	-	-	2,007,900	13,653,720
Palm Harbor Homes	1,398,300	14,752,065	-	3,002,472	(1,773,431)	-	1,245,300	6,550,278
Possis Medical*	1,163,800	16,968,204	-	9,870,866	5,539,303	-
TTM Technologies	2,250,035	26,235,408	916,977	-	-	-	2,350,035	26,602,396
Tesco Corporation	2,350,505	67,388,978	6,340,875	-	-	-	2,654,305	63,570,605
Total Energy Services Trust	1,966,700	10,740,679	-	-	-	150,870	1,966,700	14,944,966
TrueBlue	2,919,100	42,268,568	-	-	-	-	2,919,100	39,232,704
VIVUS *	2,938,500	15,221,430	-	3,164,299	912,162	-
Winnebago Industries	-	-	28,005,864	-	-	-	1,567,200	26,485,680
Zila*	3,518,800	3,413,236	-	1,246,364	(995,955)	-
		806,903,863			(3,420,763)	868,220		572,077,422
Royce Total Return Fund
Bancorp Rhode Island	260,600	8,896,884	-	-	-	41,696	260,600	9,392,024
Chase Corporation	759,474	19,176,719	-	92,953	22,174	-	753,974	13,654,469
LCA-Vision	692,920	13,837,612	3,609,095	78,755	894	166,692	930,466	11,630,825
Mueller (Paul) Company	116,700	5,659,950	-	-	-	70,020	116,700	6,476,850
Quixote Corporation*	461,900	8,771,481	-	7,463,117	(4,653,171)	-
Starrett (L.S.) Company Cl. A	518,800	8,772,908	237,046	-	-	53,480	534,800	10,289,552
		65,115,554			(4,630,103)	331,888		51,443,720
Royce Opportunity Fund
Allion Healthcare	913,134	5,013,106	-	505,869	(122,354)	-	846,074	3,494,285
Applied Signal Technology	703,760	9,557,061	-	-	-	87,970	703,760	8,304,368
Bell Industries	468,100	416,609	-	-	-	-	468,100	285,541
Bottomline Technologies	1,398,414	19,577,796	-	699,155	4,842	-	1,345,114	16,948,437
CPI Aerostructures	305,100	2,654,370	-	-	-	-	305,100	2,440,800
California Micro Devices*	1,349,700	6,262,608	-	1,927,909	(881,352)	-
ClearOne Communications	701,944	3,860,692	64,800	-	-	-	715,444	3,398,359
Comstock Homebuilding Cl. A	1,165,011	768,907	11,644	-	-	-	1,181,411	1,004,199
Digirad Corporation	1,025,122	3,731,444	-	-	-	-	1,025,122	2,890,844
Electroglas	1,417,927	2,382,117	17,700	-	-	-	1,427,927	2,070,494
Evans & Sutherland Computer	763,225	954,031	19,795	-	-	-	781,725	594,189
Interlink Electronics	787,275	1,338,368	-	-	-	-	787,275	614,075
Interphase Corporation	392,400	4,049,568	17,280	-	-	-	395,400	1,787,208
LeCroy Corporation	721,900	6,937,459	214,817	-	-	-	748,600	6,482,876
Merix Corporation	1,232,200	5,729,730	13,900	-	-	-	1,237,200	2,523,888
Modtech Holdings	1,061,370	944,619	47,690	-	-	-	1,115,563	312,358
Nanometrics	1,008,800	9,946,768	191,057	134,762	(48,430)	-	1,030,900	7,370,935
Optical Cable	299,065	1,193,269	22,106	-	-	-	304,965	1,524,825
Printronix *	359,481	5,697,774	-	4,956,617	795,079	-
REX Stores*	596,800	9,411,536	-	1,779,178	257,161	-
Rubio’s Restaurants	625,000	5,156,250	41,078	61,500	9,589	-	621,000	3,552,120
SCM Microsystems	894,420	2,987,363	-	-	-	-	894,420	2,325,492
Sharper Image*	722,678	2,023,498	154,506	2,506,233	(2,174,215)	-
Sigmatron International	300,200	2,248,498	71,700	-	-	-	309,800	1,917,662
TRC Companies	1,272,732	10,181,856	983,946	-	-	-	1,405,932	6,143,923
Tollgrade Communications	830,661	6,661,901	90,344	764,465	(332,628)	-	778,965	4,081,777
Trex Company	809,000	6,884,590	1,132,486	-	-	-	952,800	7,508,064
White Electronic Designs*	1,278,890	5,934,050	-	1,804,334	(800,570)	-
		142,505,838			(3,292,878)	87,970		87,576,719
Royce Special Equity Fund
Frisch’s Restaurants	277,000	6,481,800	-	-	-	33,240	277,000	6,371,000
Hawkins	547,500	8,212,500	-	-	-	131,400	547,500	8,322,000
Koss Corporation	195,000	3,490,500	89,779	-	-	26,000	200,000	3,460,000
Lawson Products	450,000	17,064,000	-	-	-	90,000	450,000	12,397,500
National Presto Industries	483,100	25,440,046	-	338,178	52,543	2,053,175	475,000	24,890,000
		60,688,846			52,543	2,333,815		55,440,500
Royce Value Plus Fund
A.C. Moore Arts & Crafts	1,603,100	22,042,625	2,191,363	-	-	-	1,803,100	12,297,142
Anika Therapeutics	1,042,395	15,135,575	-	-	-	-	1,042,395	8,839,510
Answers Corporation	575,010	3,910,068	-	-	-	-	575,010	2,938,301
Bancorp (The)*	696,300	9,372,198	-	-	-	-
Casual Male Retail Group	2,931,600	15,185,688	4,324,000	-	-	-	4,081,600	17,142,720
Celadon Group	2,136,200	19,567,592	1,122,824	709,783	80,242	-	2,184,200	21,143,056
Cerus Corporation	2,634,500	17,150,595	-	-	-	-	2,634,500	15,201,065
Christopher & Banks	2,000,300	22,903,435	5,182,700	-	-	151,914	2,531,900	25,293,681
Cosi	3,997,600	8,954,624	-	-	-	-	3,997,600	11,473,112
Cypress Bioscience	2,234,200	24,643,226	1,305,986	-	-	-	2,384,200	17,070,872
Digi International	1,087,700	15,434,463	2,459,411	-	-	-	1,287,700	14,860,058
DivX	1,786,300	25,008,200	-	-	-	-	1,786,300	12,504,100
Dyax Corporation	3,748,060	13,717,900	1,502,550	-	-	-	4,063,060	19,137,012
Enterprise Financial Services*	624,800	14,876,488	-	-	-	32,802
Entrust*	4,575,434	8,830,588	-	6,790,966	(2,299,220)	-
HealthTronics	3,158,000	14,495,220	-	-	-	-	3,158,000	10,231,920
Houston Wire & Cable	992,000	14,026,880	-	-	-	84,320	992,000	15,891,840
Mercury Computer Systems	1,576,049	25,390,149	1,672,719	-	-	-	1,776,049	9,981,395
Optium Corporation	2,111,800	16,640,984	-	-	-	-	2,111,800	14,845,954
Packeteer	2,259,400	13,917,904	-	2,007,149	(1,079,162)	-	2,044,400	10,405,996
PeopleSupport	1,900,900	26,004,312	-	-	-	-	1,900,900	17,336,208
PharmaNet Development Group	841,300	32,987,373	8,856,915	-	-	-	1,141,300	28,794,999
RADVision	1,512,500	16,713,125	778,605	-	-	-	1,612,500	10,642,500
Shamir Optical Industry	899,900	8,999,000	-	-	-	186,134	899,900	6,398,289
Sonic Solutions	1,711,900	17,786,641	-	-	-	-	1,711,900	16,519,835
Spartan Motors	3,075,729	23,498,570	1,171,521	-	-	-	3,225,729	27,289,667
Supertex	1,045,600	32,716,824	2,428,386	-	-	-	1,170,600	23,891,946
Symyx Technologies	3,336,477	25,624,143	-	-	-	-	3,336,477	25,023,578
Tradestation Group*	2,135,000	30,338,350	647,169	-	-	-
Vital Images	1,379,200	24,922,144	1,297,409	-	-	-	1,464,200	21,699,444
		560,794,884			(3,298,140)	455,170		416,854,200

*Not an Affiliated Company at March 31, 2008.
[d]	Securities for which market quotations are no longer readily available represent 0.0%, 0.0%, 0.0% and 0.0% of net assets for Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Total Return Fund and Royce Technology Value Fund, respectively. These securities have been valued at their fair value under procedures established by the Fund’s Board of Trustees.
[e]	Includes securities first acquired in 2008 and less than 1% of net assets.
[f]	All or a portion of these securities have been segregated as collateral for short sales.

TAX INFORMATION:
At March 31, 2008, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Pennsylvania Mutual Fund	$3,971,873,647	$278,339,706	$781,860,393	$503,520,687
Royce Micro-Cap Fund	859,479,457	35,559,022	159,372,973	123,813,951
Royce Premier Fund	3,596,213,100	1,144,446,423	1,377,540,183	233,093,760
Royce Low-Priced Stock Fund	3,548,260,147	349,197,466	901,848,752	552,651,286
Royce Total Return Fund	4,099,725,653	877,930,241	1,226,059,064	348,128,823
Royce Heritage Fund	117,951,236	(1,498,996)	9,724,457	11,223,453
Royce Opportunity Fund	2,432,503,085	(271,824,216)	231,302,320	503,126,536
Royce Special Equity Fund	448,902,750	76,051,557	110,552,265	34,500,708
Royce Value Fund	902,478,003	9,806,859	94,111,018	84,304,159
Royce Value Plus Fund	3,200,281,148	(279,853,345)	230,352,730	510,206,075
Royce Technology Value Fund	15,696,853	(1,661,429)	376,783	2,038,212
Royce 100 Fund	34,505,550	1,325,762	4,131,484	2,805,722
Royce Discovery Fund	3,977,689	(510,204)	261,871	772,075
Royce Financial Services Fund	4,990,080	(325,178)	422,293	747,471
Royce Dividend Value Fund	6,094,328	(166,300)	379,954	546,254
Royce European-Smaller Companies Fund	9,626,056	(491,554)	259,459	751,013
Royce Global Value Fund	20,496,025	(688,523)	1,090,797	1,779,320
Royce SMid-Cap Value Fund	1,537,256	(43,144)	33,783	76,927
Royce Select Fund I	16,793,727	2,372,927	4,227,373	1,854,446
Royce Select Fund II	2,055,983	(129,922)	108,907	238,829
Royce Global Select Fund	6,556,864	117,498	558,273	440,775
Royce SMid-Cap Select Fund	1,262,558	(23,880)	15,254	39,134

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price (in the case of long positions) and at the lowest ask price (in the case of short positions). Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2008:
	Level 1	Level 2	Level 3	Total

Pennsylvania Mutual Fund	$3,682,965,895	$567,247,458	$ 0	$4,250,213,353
Royce Micro-Cap Fund	573,193,483	321,844,996	0	895,038,479
Royce Premier Fund	3,827,391,030	913,268,493	-	4,740,659,523
Royce Low-Priced Stock Fund	3,053,872,089	843,585,524	-	3,897,457,613
Royce Total Return Fund	4,622,173,854	355,482,040	0	4,977,655,894
Royce Heritage Fund	93,040,455	23,411,785	-	116,452,240
Royce Opportunity Fund	1,784,553,198	376,125,671	-	2,160,678,869
Royce Special Equity Fund	469,808,247	55,146,060	-	524,954,307
Royce Value Fund	777,951,883	134,332,979	-	912,284,862
Royce Value Plus Fund	2,286,804,219	633,623,584	-	2,920,427,803
Royce Technology Value Fund	11,638,874	2,396,550	0	14,035,424
Royce 100 Fund	31,393,816	4,437,496	-	35,831,312
Royce Discovery Fund	3,210,485	257,000	-	3,467,485
Royce Financial Services Fund	3,254,062	1,410,840	-	4,664,902
Royce Dividend Value Fund	4,903,446	1,024,582	-	5,928,028
Royce European Smaller-Companies Fund	39,425	9,095,077	-	9,134,502
Royce Global Value Fund	7,965,319	11,842,183	-	19,807,502
Royce SMid-Cap Value Fund	1,367,767	126,345	-	1,494,112
Royce Select Fund I	17,250,169	2,079,515	-	19,329,684
Royce Select Fund II	2,085,655	41,775	-	2,127,430
Royce Global Select Fund	3,496,161	3,178,201	-	6,674,362
Royce SMid-Cap Select Fund	1,048,284	242,798	-	1,291,082

The following is a summary of the inputs used to value each Fund’s short sale investments as of March 31, 2008:
	Level 1	Level 2	Level 3	Total

Royce Select Fund I	$163,030	$ -	$ -	$163,030
Royce Select Fund II	201,369	-	-	201,369
Royce SMid-Cap Select Fund	52,404	-	-	52,404

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Short Sales:
The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

         Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, The Royce Fund
Date: May 27, 2008

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, The Royce Fund
Date: May 27, 2008